                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1152 1/99

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------
This prospectus, dated April 30, 2010, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Extra" in our marketing materials. This contract (RetireReady/SM/ Extra) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee Account may not be available in all states. If we apply bonus credits to your contract, we will apply them with your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the bonus credit may exceed the sum of the bonus credit and any related earnings. You should consider this possibility before purchasing the contract. The bonus credit is referred to as an "enhanced premium amount" in your contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Capital Appreciation Fund -- Series I shares (formerly, AIM V.I.
  Capital Appreciation Fund -- Series I shares)
Invesco V.I. Core Equity Fund -- Series I shares (formerly, AIM V.I. Core
  Equity Fund -- Series I shares)
Invesco V.I. International Growth Fund -- Series II shares (formerly, AIM V.I.
  International Growth Fund -- Series II shares)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Global Thematic Growth Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

EVERGREEN VARIABLE ANNUITY TRUST:
Evergreen VA Omega Fund -- Class 2

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
International Equity Fund -- Class 1 Shares
Money Market Fund
Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares

GENWORTH VARIABLE INSURANCE TRUST:
Genworth Calamos Growth Fund -- Service Shares
Genworth Columbia Mid Cap Value Fund -- Service Shares
Genworth Davis NY Venture Fund -- Service Shares
Genworth Eaton Vance Large Cap Value Fund -- Service Shares
Genworth Enhanced International Index Fund -- Service Shares
Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares
  (formerly, Genworth Legg Mason Western Asset Core Plus Bond Income Fund) Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares
  (formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
Genworth PIMCO StocksPLUS Fund -- Service Shares

JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
Equity and Income Portfolio -- Class II Shares

VAN KAMPEN LIFE INVESTMENT TRUST:
Comstock Portfolio -- Class II Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2003:

DREYFUS:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

JANUS ASPEN SERIES:
Enterprise Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
Janus Portfolio -- Service Shares
Worldwide Portfolio -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PREMIUM PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:
Overseas Portfolio -- Service Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2007:

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II
  (formerly, Legg Mason Partners Variable Capital and Income Portfolio -- Class
  II)

VAN KAMPEN LIFE INVESTMENT TRUST:
Capital Growth Portfolio -- Class II Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER SEPTEMBER 8, 2008:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Basic Value Fund -- Series II shares (formerly, AIM V.I. Basic
  Value Fund -- Series II shares)

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE INVESTMENTS FUNDS, INC:
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
  (formerly, Legg Mason Partners Variable Aggressive Growth Portfolio -- Class
  II)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I
  (formerly, Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I)

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Trust Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares (formerly,
  Oppenheimer MidCap Fund/VA -- Service Shares)

RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated April 30, 2010, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS

DEFINITIONS.....................................................................  8

FEE TABLES...................................................................... 10
   Example...................................................................... 15

SYNOPSIS........................................................................ 16

CONDENSED FINANCIAL INFORMATION................................................. 20

THE COMPANY..................................................................... 20

FINANCIAL CONDITION OF THE COMPANY.............................................. 20

THE SEPARATE ACCOUNT............................................................ 21
   The Portfolios............................................................... 22
   Subaccounts.................................................................. 23
   Voting Rights................................................................ 33
   Asset Allocation Program..................................................... 34

THE GUARANTEE ACCOUNT........................................................... 44

CHARGES AND OTHER DEDUCTIONS.................................................... 45
   Transaction Expenses......................................................... 45
       Surrender Charge......................................................... 45
       Exceptions to the Surrender Charge....................................... 46
   Deductions from the Separate Account......................................... 47
   Charges for the Living Benefit Rider Options................................. 47
   Charges for the Death Benefit Rider Options.................................. 49
   Other Charges................................................................ 51

THE CONTRACT.................................................................... 51
   Purchase of the Contract..................................................... 51
   Ownership.................................................................... 52
   Assignment................................................................... 53
   Premium Payments............................................................. 53
   Valuation Day and Valuation Period........................................... 53
   Allocation of Premium Payments............................................... 53
   Bonus Credits................................................................ 54
   Valuation of Accumulation Units.............................................. 54

TRANSFERS....................................................................... 55
   Transfers Before the Maturity Date........................................... 55
   Transfers from the Guarantee Account to the Subaccounts...................... 55
   Transfers from the Subaccounts to the Guarantee Account...................... 55
   Transfers Among the Subaccounts.............................................. 56
   Telephone/Internet Transactions.............................................. 56
   Confirmation of Transactions................................................. 57
   Special Note on Reliability.................................................. 57
   Transfers by Third Parties................................................... 57
   Special Note on Frequent Transfers........................................... 58
   Dollar Cost Averaging Program................................................ 59
   Defined Dollar Cost Averaging Program........................................ 60
   Portfolio Rebalancing Program................................................ 61
   Guarantee Account Interest Sweep Program..................................... 61

SURRENDERS AND PARTIAL SURRENDERS...................................................................................  61
   Surrenders and Partial Surrenders................................................................................  61
   Restrictions on Distributions From Certain Contracts.............................................................  62
   Systematic Withdrawal Program....................................................................................  63
   Guaranteed Minimum Withdrawal Benefit for Life Riders............................................................  64
       Lifetime Income Plus Solution................................................................................  64
       Lifetime Income Plus 2008....................................................................................  76
       Lifetime Income Plus 2007....................................................................................  88
       Lifetime Income Plus.........................................................................................  96
       Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007................................... 104

DEATH OF OWNER AND/OR ANNUITANT (FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE OF STATE
  INSURANCE DEPARTMENT APPROVAL).................................................................................... 105
   Distribution Provisions Upon Death of Owner or Joint Owner....................................................... 105
   Death Benefit at Death of Any Annuitant Before the Maturity Date................................................. 105
   Basic Death Benefit.............................................................................................. 105
   Annual Step-Up Death Benefit Rider Option........................................................................ 106
   5% Rollup Death Benefit Rider Option............................................................................. 106
   Earnings Protector Death Benefit Rider Option.................................................................... 107
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.................... 108
   Termination of Death Benefit Rider Options When Contract Assigned or Sold........................................ 108
   How to Claim Proceeds and/or Death Benefit Payments.............................................................. 108
   Distribution Rules............................................................................................... 111

DEATH OF OWNER AND/OR ANNUITANT (FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE OF STATE INSURANCE
  DEPARTMENT APPROVAL).............................................................................................. 111
   Death Benefit at Death of Any Annuitant Before the Maturity Date................................................. 111
   Basic Death Benefit.............................................................................................. 112
   Optional Guaranteed Minimum Death Benefit........................................................................ 113
   Optional Enhanced Death Benefit.................................................................................. 113
   When We Calculate the Death Benefit.............................................................................. 114
   Death of an Owner or Joint Owner Before the Maturity Date........................................................ 115
   Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date....................................... 117

INCOME PAYMENTS..................................................................................................... 117
   Optional Payment Plans........................................................................................... 119
   Variable Income Payments......................................................................................... 120
   Transfers After the Maturity Date................................................................................ 120
   Guaranteed Income Advantage...................................................................................... 120
   Payment Optimizer Plus........................................................................................... 127

TAX MATTERS......................................................................................................... 136
   Introduction..................................................................................................... 136
   Taxation of Non-Qualified Contracts.............................................................................. 136
   Section 1035 Exchanges........................................................................................... 138
   Qualified Retirement Plans....................................................................................... 139
   Federal Income Tax Withholding................................................................................... 143
   State Income Tax Withholding..................................................................................... 143
   Tax Status of the Company........................................................................................ 143
   Federal Estate Taxes............................................................................................. 143
   Generation-Skipping Transfer Tax................................................................................. 143
   Annuity Purchases by Residents of Puerto Rico.................................................................... 143
   Annuity Purchases by Nonresident Aliens and Foreign Corporations................................................. 143
   Foreign Tax Credits.............................................................................................. 144
   Changes in the Law............................................................................................... 144

REQUESTING PAYMENTS......................................... 144

SALES OF THE CONTRACTS...................................... 144

ADDITIONAL INFORMATION...................................... 146
   Owner Questions.......................................... 146
   Return Privilege......................................... 146
   State Regulation......................................... 146
   Evidence of Death, Age, Gender, Marital Status or
     Survival............................................... 146
   Records and Reports...................................... 146
   Other Information........................................ 146
   Exemption to File Periodic Reports....................... 147
   Legal Proceedings........................................ 147

APPENDIX A.................................................. A-1
   Examples -- Death Benefit Calculations................... A-1

APPENDIX B.................................................. B-1
   Condensed Financial Information.......................... B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

ANNUITANT -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus.

BENEFIT DATE -- For the Guaranteed Minimum Withdrawal Benefit Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

BENEFIT YEAR -- For the Guaranteed Minimum Withdrawal Benefit Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

BONUS CREDIT -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS SUBACCOUNT -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Premium payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets.

GROSS WITHDRAWAL -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account may not be available in all states.

GUARANTEED INCOME ADVANTAGE -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

INCOME START DATE -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus. The Investment Strategy is required in order to receive the full benefits available under these rider options.

JOINT ANNUITANT -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders, the additional life on which monthly income is based. For Payment Optimizer Plus, the additional life on which the Withdrawal Factor may be based.

LIFETIME INCOME PLUS -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

LIFETIME INCOME PLUS 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

LIFETIME INCOME PLUS 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

LIFETIME INCOME PLUS SOLUTION -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

MATURITY DATE -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

MAXIMUM ANNIVERSARY VALUE -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

PAYMENT OPTIMIZER PLUS -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

RIDER DEATH BENEFIT -- The death benefit payable under Lifetime Income Plus and Lifetime Income Plus 2007

ROLL-UP VALUE -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

SURRENDER VALUE -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL BASE -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus Solution).

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Completed Years  Surrender Charge as a
 payments surrendered)                             Since We Received the      Percentage of the
                                                   Premium Payment            Premium Payment
                                                                              Surrendered/1/
                                                   -------------------------------------------------
                                                              0                        8%
                                                              1                        8%
                                                              2                        7%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                              6                        3%
                                                              7                        2%
                                                          8 or more                    0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/2 /
----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Maturity Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                             $25.00/1/
--------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN
 THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                     1.30%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                         0.25%
--------------------------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                         1.55%
--------------------------------------------------------------------------------------------------------------------

LIVING BENEFIT RIDER OPTIONS/2/ (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN
 THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                                             0.60%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                            0.50%                       0.50%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus/6/
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------

LIVING BENEFIT RIDER OPTIONS/2,7/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                 Current Charge/8/          Maximum Charge/3,8/
                                                             -------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          0.95% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.20% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.50% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

DEATH BENEFIT RIDER OPTIONS/9/ (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT THE TIME THE
 CHARGE IS TAKEN)/10/
--------------------------------------------------------------------------------------------------------------------
                                                                  Current Charge             Maximum Charge/3/
                                                             -------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                              0.20%                       0.20%
--------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                   0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                          0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5%
 Rollup Death Benefit Rider Option                                     0.70%                       0.70%
--------------------------------------------------------------------------------------------------------------------

 /1/ This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

 /2/ None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

 /3/ The maximum charge reflects the charge that the rider is guaranteed never to exceed.

 /4/ Lifetime Income Plus is not available for contracts issued on or after May
     1, 2008.

 /5/ Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

 /6/ Payment Optimizer Plus is not available for contracts issued after October
     17, 2008.

 /7/ You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus
     Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

  If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

  The charges for each rider will be deducted at the end of the calendar quarter.

 /8/ The current and maximum charges reflected in the fee table for Lifetime
     Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:

                                                                                                        Current Charge
                                                                                                  ----------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                              0.85% of benefit base
------------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract                                                              0.85% of benefit base PLUS
                                                                                                  0.15% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
------------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract                                                              0.85% of benefit base PLUS
                                                                                                  0.40% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Maximum Charge
                                                                                                  ---------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                              2.00% of benefit base
-----------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract                                                              2.00% of benefit base PLUS
                                                                                                  0.50% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
-----------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract                                                              2.00% of benefit base PLUS
                                                                                                  0.50% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
-----------------------------------------------------------------------------------------------------------------------------

 /9/ The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
     Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

  You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/10/ All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses, if you purchased your contract prior to May 1, 2003, or prior to the date on which state insurance authorities approve the applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------
Annual Contract Charge                                                       $25.00/1/
--------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                           1.30%
--------------------------------------------------------------------------------------
  Administrative Expense Charge                                               0.25%
--------------------------------------------------------------------------------------
OPTIONAL BENEFITS/2/
--------------------------------------------------------------------------------------
  Optional Guaranteed Minimum Death Benefit Rider                             0.35%/3/
--------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                                       0.35%/4/
--------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                2.25%/5/
--------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

/2/The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.

/3/This charge is a percentage of your average benefit amount for the prior contract year. Currently we charge 0.25% of your prior contract year's average benefit amount.

/4/This charge is a percentage of your average Contract Value for the prior contract year. Currently we charge 0.20% of your prior contract year's average Contract Value.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional death benefit rider was elected, or if no optional death benefit rider was elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM  MAXIMUM
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.44%    2.47%
---------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.39% and 2.47%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLE

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,427      $2,762      $4,035       $7,444

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $621       $2,045      $3,490       $7,305

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $707       $2,138      $3,614       $7,444

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES
APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,218      $2,129      $2,956       $5,046

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $424       $1,425      $2,431       $4,970

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $498       $1,499      $2,506       $5,046

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount); and

  . a charge of 0.35% for the Optional Enhanced Death Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

If the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units.

You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of Payment Optimizer Plus. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from Payment Optimizer Plus will be made in accordance with the terms of that rider. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. If only a portion of the contract is being annuitized pursuant to Guaranteed Income Advantage, monthly income payments will be taxed as partial withdrawals, rather than income payments. See "The Contract," the "Income Payments --Guaranteed Income Advantage," and the "Income Payments --Payment Optimizer Plus" provisions of this prospectus.

WHAT IS A BONUS CREDIT? The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. In addition, please note that any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit, Principal Protection Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008; the Purchase Payment Benefit Amount, Roll-Up Value, Maximum

Anniversary Value or Principal Protection Death Benefit if you elected Lifetime Income Plus Solution; or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the Bonus Credit or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base. See the "Bonus Credits" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for eight full years, we will assess a surrender charge ranging from 2% to 8%, depending upon how many full years those payments have been in the contract. If your premium payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. We do not assess a surrender charge upon any amounts surrendered that represent gain.

You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an Optional Payment Plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision of this prospectus.

We offer other variable annuity contracts in the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts may have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Maturity Date (or the earlier of the Income Start Date and the Maturity Date if Guaranteed Income Advantage is elected at the time of application) if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE MATURITY DATE? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE ACCOUNT? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments --Payment Optimizer Plus" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE A PARTIAL SURRENDER? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information.

In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, partial surrenders may affect the benefit you receive under that rider. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Home Office and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value,

       MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract at our Home Office;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Home Office; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

WHAT OPTIONAL BENEFITS ARE AVAILABLE UNDER THIS CONTRACT? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

THE LIVING BENEFIT RIDER OPTIONS. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Three other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007 and Payment Optimizer Plus, are no longer offered for sale.

Four Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all premium payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate premium payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate premium payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.

Finally, we discuss Payment Optimizer Plus, which provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. To receive the full benefit provided by Payment Optimizer Plus, you must allocate all premium payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Optimizer Plus" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

THE DEATH BENEFIT RIDER OPTIONS. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about these optional death benefit riders and their features.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, all premium payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, premium payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See "The Contract -- Allocation of Premium Payments," the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. In addition, you currently may change your future premium payment allocation without penalty or charges. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, however, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PREMIUM PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

SUBACCOUNTS

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus," provisions of this prospectus.


                         SUBACCOUNT                                   INVESTMENT OBJECTIVE
                         ----------------------------------------------------------------------------
AIM VARIABLE             INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.
INSURANCE FUNDS          FUND -- SERIES I SHARES (FORMERLY,
(INVESCO VARIABLE        AIM V.I. CAPITAL APPRECIATION
INSURANCE FUNDS)         FUND -- SERIES I SHARES)
                         ----------------------------------------------------------------------------
                         INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.
                         SERIES I SHARES (FORMERLY, AIM V.I.
                         CORE EQUITY FUND -- SERIES I
                         SHARES)
                         ----------------------------------------------------------------------------
                         INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.
                         FUND -- SERIES II SHARES (FORMERLY,
                         AIM V.I. INTERNATIONAL GROWTH
                         FUND -- SERIES II SHARES)
                         ----------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED           Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --         consistent with the adviser's
SERIES FUND, INC.        CLASS B                              determination of reasonable risk.
                         ----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN THEMATIC           Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN                    Long-term growth of capital.
                         GROWTH AND INCOME PORTFOLIO --
                         CLASS B
                         ----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL      Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         ----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP          Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP          Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ----------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --      The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                             return using a strategy that seeks to
INC.                                                          protect against U.S. inflation.
                         ----------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I. FUND      Seeks capital appreciation, and
SERIES FUNDS, INC.       -- CLASS III SHARES                  secondarily, income.

                         ----------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.     Seeks high total investment return.
                         FUND -- CLASS III SHARES



                         ----------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES        Seeks long-term capital growth.
                         V.I. FUND -- CLASS III SHARES

                         ----------------------------------------------------------------------------

                                        ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
-----------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.



-----------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.



-----------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.



-----------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
-----------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-----------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


-----------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-----------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-----------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-----------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
-----------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
-----------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
                                       (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock Asset Management U.K.
                                       Limited)
-----------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
                                       (subadvised by BlackRock
                                       Investment Management, LLC)
-----------------------------------------------------------------------


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      -----------------------------------------------------------------------------
COLUMBIA FUNDS        COLUMBIA MARSICO GROWTH FUND,      The fund seeks long-term growth of
VARIABLE INSURANCE    VARIABLE SERIES -- CLASS A         capital.
TRUST I
                      -----------------------------------------------------------------------------
                      COLUMBIA MARSICO INTERNATIONAL     The fund seeks long-term growth of
                      OPPORTUNITIES FUND, VARIABLE       capital.
                      SERIES -- CLASS B
                      -----------------------------------------------------------------------------
EATON VANCE           VT FLOATING-RATE INCOME FUND       To provide a high level of current
VARIABLE TRUST                                           income.
                      -----------------------------------------------------------------------------
                      VT WORLDWIDE HEALTH SCIENCES       Seeks long-term capital growth by
                      FUND                               investing in a worldwide and
                                                         diversified portfolio of health sciences
                                                         companies.
                      -----------------------------------------------------------------------------
EVERGREEN VARIABLE    EVERGREEN VA OMEGA FUND --         Seeks long-term capital growth.
ANNUITY TRUST         CLASS 2
                      -----------------------------------------------------------------------------
FEDERATED INSURANCE   FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                FUND II -- SERVICE SHARES          investing in lower-rated corporate debt
                                                         obligations commonly referred to as
                                                         "junk bonds."
                      -----------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                      SERVICE SHARES


                      -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS    CLASS 2                            consistent with reasonable risk.
FUND










                      -----------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                      SERVICE CLASS 2

                      -----------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                      APPRECIATION PORTFOLIO -- SERVICE
                      CLASS 2
                      -----------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                      SERVICE CLASS 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the Standard & Poor's
                                                         500/SM/ Index (S&P 500(R)).
                      -----------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                      CLASS 2

                      -----------------------------------------------------------------------------
                      VIP GROWTH & INCOME PORTFOLIO      Seeks high total return through a
                      -- SERVICE CLASS 2                 combination of current income and
                                                         capital appreciation.
                      -----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)
------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
------------------------------------------------------------------------------
Seeks long-term capital growth.           Evergreen Investment Management
                                          Company, LLC
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
                                          Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                                          Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------


                    SUBACCOUNT                                   INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                    PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                       capital.
                    ------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                    CLASS 2

                    ------------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE  CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                         normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth capital and
FUNDS, INC.         CLASS 1 SHARES                     future income.
                    ------------------------------------------------------------------------------
                    INTERNATIONAL EQUITY FUND --       Seeks long-term growth of capital.
                    CLASS 1 SHARES
                    ------------------------------------------------------------------------------
                    MONEY MARKET FUND/1/               Seeks a high level of current income
                                                       consistent with the preservation of
                                                       capital and maintenance of liquidity.
                    ------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                    CLASS 1 SHARES                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                    SHARES




                    ------------------------------------------------------------------------------
                    TOTAL RETURN FUND/2/               Seeks the highest total return,
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                    SHARES
                    ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-------------------------------------------------------------------------------
Seeks long-term growth capital and         GE Asset Management Incorporated
future income.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP and SouthernSun Asset
                                           Management, Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------

GENWORTH VARIABLE   GENWORTH CALAMOS GROWTH  The fund's investment objective is  Genworth Financial Wealth
INSURANCE TRUST/3/  FUND -- SERVICE SHARES   long-term capital growth.           Management, Inc. (subadvised by
                                                                                 Calamos Advisors LLC)
                    ---------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                     /3 /Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
                      GENWORTH COLUMBIA MID CAP          The fund's investment objective is
                      VALUE FUND -- SERVICE SHARES       long-term capital appreciation.


                      ------------------------------------------------------------------------------
                      GENWORTH DAVIS NY VENTURE          The fund's investment objective is
                      FUND -- SERVICE SHARES             long-term growth of capital.

                      ------------------------------------------------------------------------------
                      GENWORTH EATON VANCE LARGE CAP     The fund's investment objective is to
                      VALUE FUND -- SERVICE SHARES       seek total return.

                      ------------------------------------------------------------------------------
                      GENWORTH ENHANCED INTERNATIONAL    The fund's investment objective is to
                      INDEX FUND -- SERVICE SHARES       outperform the Morgan Stanley Capital
                                                         International Europe, Australasia and
                                                         Far East Index ("MSCI EAFE Index")
                                                         while maintaining a market level of
                                                         risk.
                      ------------------------------------------------------------------------------
                      GENWORTH GOLDMAN SACHS             The fund's investment objective is to
                      ENHANCED CORE BOND INDEX           seek to outperform the total return
                      FUND -- SERVICE SHARES (FORMERLY,  performance of the Barclays Capital
                      GENWORTH LEGG MASON WESTERN        Aggregate Bond Index (the "Bond
                      ASSET CORE PLUS BOND FUND)         Index") while maintaining a risk level
                                                         commensurate with the Bond Index.
                      ------------------------------------------------------------------------------
                      GENWORTH LEGG MASON                The fund's investment objective is to
                      CLEARBRIDGE AGGRESSIVE GROWTH      seek capital appreciation.
                      FUND -- SERVICE SHARES (FORMERLY,
                      GENWORTH LEGG MASON PARTNERS
                      AGGRESSIVE GROWTH FUND)
                      ------------------------------------------------------------------------------
                      GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is to
                      FUND -- SERVICE SHARES             seek total return which exceeds that of
                                                         the S&P 500 Index.

                      ------------------------------------------------------------------------------
JANUS ASPEN SERIES    BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                      SHARES                             consistent with preservation of capital
                                                         and balanced by current income.
                      ------------------------------------------------------------------------------
                      FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                      ------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                      ------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      ------------------------------------------------------------------------------
                      MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER BALANCED FUND/VA       Seeks a high total investment return,
ACCOUNT FUNDS         -- SERVICE SHARES                  which includes current income and
                                                         capital appreciation in the values of its
                                                         shares.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
                      APPRECIATION FUND/VA -- SERVICE    in securities of well-known,
                      SHARES                             established companies.
                      ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
         Columbia Management Advisors,
         LLC)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term growth of capital.               Management, Inc. (subadvised by
         Davis Selected Advisers, L.P.)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return.                         Management, Inc. (subadvised by
         Eaton Vance Management)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
outperform the Morgan Stanley Capital      Management, Inc.
International Europe, Australasia and
Far East Index ("MSCI EAFE Index")
while maintaining a market level of
risk.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek to outperform the total return        Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset
Aggregate Bond Index (the "Bond            Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
                                           ClearBridge Advisors, LLC)


----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the values of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT                                   INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                       FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET            Seeks high total return.
                       FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation
                       CAP FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                       with preservation of real capital and
                                                          prudent investment management.
                       ------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks to maximize total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ------------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ------------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ------------------------------------------------------------------------------
THE UNIVERSAL          EQUITY AND INCOME PORTFOLIO --     Seeks both capital appreciation and
INSTITUTIONAL FUNDS,   CLASS II SHARES                    current income.
INC.
                       ------------------------------------------------------------------------------
VAN KAMPEN LIFE        COMSTOCK PORTFOLIO -- CLASS II     Seeks capital growth and income
INVESTMENT TRUST       SHARES                             through investments in equity securities,
                                                          including common stocks, preferred
                                                          stocks and securities convertible into
                                                          common and preferred stocks.
                       ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
------------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks capital appreciation                 OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
------------------------------------------------------------------------------
Seeks to maximize total return,            Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks both capital appreciation and        Morgan Stanley Investment
current income.                            Management Inc.

------------------------------------------------------------------------------
Seeks capital growth and income            Van Kampen Asset Management
through investments in equity securities,
including common stocks, preferred
stocks and securities convertible into
common and preferred stocks.
------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                                   INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    -----------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE    Seeks capital growth, with current       The Dreyfus Corporation
                    GROWTH FUND, INC. --                income as a secondary goal.
                    INITIAL SHARES
                    -----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE     Seeks long-term growth of capital.       Janus Capital Management LLC
                    SHARES
                    -----------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --      Seeks long-term growth of capital.       Janus Capital Management LLC
                    SERVICE SHARES
                    -----------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES   Seeks long-term growth of capital.       Janus Capital Management LLC
                    -----------------------------------------------------------------------------------------------------------
                    WORLDWIDE PORTFOLIO --              Seeks long-term growth of capital in a   Janus Capital Management LLC
                    SERVICE SHARES                      manner consistent with preservation of
                                                        capital.
                    -----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      FOREIGN BOND PORTFOLIO (U.S.        Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST     DOLLAR HEDGED) -- ADMINISTRATIVE    consistent with preservation of capital  Company LLC
                    CLASS SHARES                        and prudent investment management.
                    -----------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                            INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                      SUBACCOUNT                                 INVESTMENT OBJECTIVE
                      --------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP ASSET MANAGERSM PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS    SERVICE CLASS 2                   reduced risk over the long term by
FUND                                                    allocating its assets among stocks,
                                                        bonds and short-term instruments.









                      --------------------------------------------------------------------------
GOLDMAN SACHS         GOLDMAN SACHS MID CAP VALUE       Seeks long-term capital appreciation.
VARIABLE INSURANCE    FUND
TRUST
                      --------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) NEW DISCOVERY SERIES --    The fund's investment objective is to
INSURANCE TRUST       SERVICE CLASS SHARES              seek capital appreciation.
                      --------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds and short-term instruments.       Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
                                        L.P.

----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE     Seeks to provide a high level of current
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER PORTFOLIO --  income. Long-term capital
                       CLASS II (FORMERLY, LEGG MASON      appreciation will be its secondary
                       PARTNERS VARIABLE CAPITAL AND       objective. This objective may be
                       INCOME PORTFOLIO -- CLASS II)       changed without shareholder approval.
                       ------------------------------------------------------------------------------
VAN KAMPEN LIFE        CAPITAL GROWTH PORTFOLIO --         Seeks capital appreciation.
INVESTMENT TRUST       CLASS II SHARES
                       ------------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to provide a high level of current  Legg Mason Partners Fund Advisor,
income. Long-term capital                 LLC (subadvised by ClearBridge
appreciation will be its secondary        Advisors, LLC)
objective. This objective may be
changed without shareholder approval.
----------------------------------------------------------------------------
Seeks capital appreciation.               Van Kampen Asset Management

----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
AIM VARIABLE           INVESCO V.I. BASIC VALUE FUND --    Long-term growth of capital.
INSURANCE FUNDS         SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE      V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)       SHARES)
                       -----------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK LARGE CAP GROWTH V.I.     Seeks long-term capital growth.
SERIES FUNDS, INC.     FUND -- CLASS III SHARES

                       -----------------------------------------------------------------------------
GE INVESTMENTS         INCOME FUND -- CLASS 1 SHARES       Seeks maximum income consistent
FUNDS, INC.                                                with prudent investment management
                                                           and the preservation of capital.
                       -----------------------------------------------------------------------------
                       MID-CAP EQUITY FUND -- CLASS 1      Seeks long-term growth of capital and
                       SHARES/1/                           future income.
                       -----------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY FUND --       Seeks long-term growth of capital and
                       CLASS 1 SHARES                      future income rather than current
                                                           income.
                       -----------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/2/            Seeks growth of capital and
                                                           accumulation of income that
                                                           corresponds to the investment return of
                                                           S&P's 500 Composite Stock Index.
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE     Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --      objective may be changed without
                        CLASS II (FORMERLY, LEGG MASON     shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       -----------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE     Seeks long-term capital growth with
                       FUNDAMENTAL ALL CAP VALUE           income as a secondary consideration.
                       PORTFOLIO -- CLASS I (FORMERLY,     This objective may be changed without
                       LEGG MASON CLEARBRIDGE VARIABLE     shareholder approval.
                       FUNDAMENTAL VALUE PORTFOLIO --
                        CLASS I)
                       -----------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST SERIES --    The fund's investment objective is to
INSURANCE TRUST         SERVICE CLASS SHARES               seek capital appreciation.
                       -----------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.



---------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
                                         (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)


---------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.


---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------

                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                                                                                              ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE                  AS APPLICABLE)
                      -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER SMALL- & MID-CAP   Seeks capital appreciation by investing    OppenheimerFunds, Inc.
ACCOUNT FUNDS         GROWTH FUND/VA -- SERVICE      in "growth type" companies.
                      SHARES (FORMERLY, OPPENHEIMER
                      MIDCAP FUND/VA -- SERVICE
                      SHARES)
                      -----------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST  NASDAQ -- 100(R) FUND/1/       Seeks to provide investment results        Rydex Investments
                                                     that correspond to a benchmark for
                                                     over-the-counter securities. The
                                                     portfolio's current benchmark is the
                                                     NASDAQ 100 Index(TM).
                      -----------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                                ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE                 AS APPLICABLE)
                    -----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES FUND --     Seeks to maximize income while     Franklin Advisers, Inc.
VARIABLE INSURANCE  CLASS 2 SHARES                         maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                    -----------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING FUNDS  Seeks capital appreciation, with   Franklin Templeton Services, LLC
                    ALLOCATION FUND -- CLASS 2 SHARES/1/   income as a secondary goal. The    (the fund's administrator)
                                                           fund normally invests equal
                                                           portions in Class 1 shares of
                                                           Franklin Income Securities Fund;
                                                           Mutual Shares Securities Fund;
                                                           and Templeton Growth
                                                           Securities Fund.
                    -----------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.
Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract in the judgment of our management. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;
   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

INFORMATION ABOUT THE GENWORTH VARIABLE INSURANCE TRUST. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM, "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts, and administrative services fees payable to the Company. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, if applicable, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio and also pays administrative service fees at an annual rate of 0.25% of its average daily net assets for certain administrative services relating to the Genworth VIT Portfolio. THROUGH YOUR INDIRECT INVESTMENT IN THE GENWORTH VIT PORTFOLIOS, YOU PAY A PROPORTIONATE SHARE OF THESE EXPENSES AND, BECAUSE GFWM IS AN AFFILIATE OF THE COMPANY, THE COMPANY MAY INDIRECTLY BENEFIT AS A RESULT OF MANAGEMENT AND OTHER FEES RECEIVED BY GFWM AND ITS AFFILIATES FROM A GENWORTH VIT PORTFOLIO. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

The Genworth Enhanced International Index Fund is a "fund of funds" that pursues its investment objective by investing in exchange-traded funds and index funds. Because the Portfolio pursues its goals by investing in underlying funds, you will bear a proportionate share of the Portfolio's operating expenses and, also, indirectly, the operating expenses of the underlying funds. A Portfolio, as shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. More information about the Portfolio and the underlying funds, including information about the fees and expenses of the Portfolio and the underlying funds, can be found in the prospectus for the Portfolio.

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees and administrative service fees) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio and/or the adviser and/or distributor of such Portfolio plus any Rule 12b-1 payments received).

Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investment Funds, Inc.:
       Total Return Fund -- Class 1 Shares
       Total Return Fund -- Class 3 Shares
   Genworth Variable Insurance Trust:
       Genworth Calamos Growth Fund -- Service Shares
       Genworth Columbia Mid Cap Value Fund -- Service Shares
       Genworth Davis NY Venture Fund -- Service Shares
       Genworth Eaton Vance Large Cap Value Fund -- Service Shares
       Genworth Enhanced International Index Fund -- Service Shares
       Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares (formerly, Genworth Legg Mason Western Asset Core Plus Bond Income Fund) Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares (formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
       Genworth PIMCO StocksPLUS Fund -- Service Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class
       Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares
       Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the

Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Genworth Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. See the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Riders or Payment Optimizer Plus, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial premium payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent premium payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or premium payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners and include the Portfolios of the Genworth Variable Insurance Trust (or "GVIT"), which are advised by GFWM.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

The Asset Allocation Models, including the Build Your Own Asset Allocation Model, will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model.

Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios -- those decisions are made by the sub-advisers to the GVIT Portfolios that have sub-advisers -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of these GVIT Portfolios. The Genworth Enhanced International Index Fund is advised by GFWM but does not have a sub-adviser. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the sub-advised GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.

In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts. Therefore, investment in an Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the GVIT Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the GVIT Portfolios are Designated Subaccounts.

BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by receiving the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation,

GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent premium payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent premium payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent premium payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent premium payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders.

If you purchase Payment Optimizer Plus, or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders

(except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent premium payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent premium payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not purchased Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and premium payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future premium payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each premium payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 16, 2010, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------


                                  BUILD YOUR OWN
                              ASSET ALLOCATION MODEL
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                           EFFECTIVE APRIL 30, 2010

                                                              PORTFOLIOS                                    MODEL A MODEL B
----------------------------------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos Growth Fund -- Service Shares                       1%      2%
                             -----------------------------------------------------------------------------------------------
                             Genworth VIT Genworth Legg Mason ClearBridge Aggressive Growth Fund --
                             Service Shares                                                                    1%      2%
                             -----------------------------------------------------------------------------------------------
                             Janus Aspen Forty Portfolio -- Service Shares                                     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            1%      2%
                             -----------------------------------------------------------------------------------------------
                             Genworth VIT Genworth Eaton Vance Large Cap Value Fund -- Service Shares          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO StocksPLUS Fund -- Service Shares                     4%      8%
                             -----------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Fund/VA -- Service Shares                                 4%      8%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series Federated Kaufmann Fund II -- Service Shares           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth Columbia Mid Cap Value Fund -- Service Shares               1%      2%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       0%      1%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities Fund/VA -- Service Shares                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico International Opportunities Fund, Variable Series -- Class B     1%      1%
                             -----------------------------------------------------------------------------------------------
                             Invesco V.I. International Growth Fund -- Series II shares                        1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth VIT Genworth Enhanced International Index Fund -- Service Shares         1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein International Value Portfolio -- Class B                        1%      1%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural Resources Portfolio -- Class II Shares                  0%      1%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                0%      0%
----------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman Sachs Enhanced Core Bond Index Fund --
                             Service Shares                                                                   20%     15%
                             -----------------------------------------------------------------------------------------------
                             PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  20%     15%
----------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  31%     21%
----------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                         5%      5%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     2%      2%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                          2%      2%
----------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                                 PORTFOLIOS                                    MODEL C MODEL D MODEL E
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Calamos Growth Fund -- Service Shares                       3%      4%      4%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Legg Mason ClearBridge Aggressive Growth Fund --
Service Shares                                                                    3%      4%      5%
------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                     3%      4%      4%
------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            4%      5%      5%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Eaton Vance Large Cap Value Fund -- Service Shares          3%      5%      5%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth PIMCO StocksPLUS Fund -- Service Shares                    12%     15%     24%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                12%     15%     24%
------------------------------------------------------------------------------------------------------
Federated Insurance Series Federated Kaufmann Fund II -- Service Shares           3%      4%      4%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Columbia Mid Cap Value Fund -- Service Shares               3%      4%      4%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       1%      2%      2%
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -- Service Shares                           3%      4%      5%
------------------------------------------------------------------------------------------------------
Columbia Marsico International Opportunities Fund, Variable Series -- Class B     2%      2%      2%
------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                        2%      3%      3%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Enhanced International Index Fund -- Service Shares         3%      5%      5%
------------------------------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio -- Class B                        2%      2%      2%
------------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                  1%      1%      1%
------------------------------------------------------------------------------------------------------
GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                0%      1%      1%
------------------------------------------------------------------------------------------------------

                                                                                 60%     80%    100%
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Goldman Sachs Enhanced Core Bond Index Fund --
Service Shares                                                                   10%      3%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  10%      2%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  11%      4%      0%
------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                         5%      5%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     2%      3%      0%
------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                          2%      3%      0%
------------------------------------------------------------------------------------------------------

                                                                                 40%     20%      0%
------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 16, 2010

                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares     0%      1%      1%      2%      2%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            4%      8%     12%     16%     20%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         4%      8%     12%     16%     20%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares                 1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     2%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      1%      2%      2%      3%
                             ----------------------------------------------------------------------
                             Invesco V.I. International
                             Growth Fund -- Series II
                             shares                            1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      2%      4%      4%      6%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      0%      0%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     20%     15%     10%      5%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     20%     15%     10%      2%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     32%     22%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      3%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

                               SPECIALTY ASSET CLASS (0% TO   FIXED INCOME ASSET CLASS (20%
CORE ASSET CLASS (20% TO 80%)              20%)                          TO 60%)
--------------------------------------------------------------------------------------------
AllianceBernstein Balanced     AllianceBernstein Global       Fidelity VIP Investment Grade
 Wealth Strategy Portfolio --   Thematic Growth Portfolio --   Bond Portfolio -- Service
 Class B                        Class B                        Class 2
AllianceBernstein Growth and   AllianceBernstein              Genworth Goldman Sachs
 Income Portfolio -- Class B    International Value            Enhanced Core Bond Index
BlackRock Basic Value V.I.      Portfolio -- Class B           Fund -- Service Shares
 Fund -- Class III Shares      AllanceBernstein Small Cap     PIMCO VIT Long-Term U.S.
BlackRock Global Allocation     Growth Portfolio -- Class B    Government Portfolio --
 V.I. Fund -- Class III Shares American Century VP Inflation   Administrative Class Shares
Columbia Marsico Growth Fund,   Protection Fund -- Class II   PIMCO VIT Low Duration
 Variable Series -- Class A    BlackRock Value Opportunities   Portfolio -- Administrative
Fidelity VIP Balanced           V.I. Fund -- Class III Shares  Class Shares
 Portfolio -- Service Class 2  Columbia Marsico               PIMCO VIT Total Return
Fidelity VIP Contrafund(R)      International Opportunities    Portfolio -- Administrative
 Portfolio -- Service Class 2   Fund, Variable Series --       Class Shares
Fidelity VIP Equity-Income      Class B
 Portfolio -- Service Class 2  Eaton Vance VT Floating-Rate
Fidelity VIP Growth & Income    Income Fund
 Portfolio -- Service Class 2  Evergreen VA Omega Fund --
Franklin Templeton VIP Mutual   Class 2
 Shares Securities Fund --     Federated High Income Bond
 Class 2 Shares                 Fund II -- Service Shares
Franklin Templeton VIP         Federated Kaufmann Fund II --
 Templeton Growth Securities    Service Shares
 Fund -- Class 2 Shares        Fidelity VIP Dynamic Capital
GE Investments Funds Core       Appreciation Portfolio --
 Value Equity Fund -- Class 1   Service Class 2
 Shares                        Fidelity VIP Growth Portfolio
GE Investments Funds Total      -- Service Class 2
 Return Fund -- Class 3 Shares Fidelity VIP Mid Cap
GE Investments Funds U.S.       Portfolio -- Service Class 2
 Equity Fund -- Class 1 Shares Fidelity VIP Value Strategies
Genworth Davis NY Venture       Portfolio -- Service Class 2
 Fund -- Service Shares        GE Investments Funds Real
Genworth Eaton Vance Large      Estate Securities Fund --
 Cap Value Fund -- Service      Class 1 Shares
 Shares                        GE Investments Funds
Genworth PIMCO StocksPLUS       Small-Cap Equity Fund --
 Fund -- Service Shares         Class 1 Shares
Invesco V.I. Core Equity Fund  Genworth Calamos Growth Fund
 -- Series I shares             -- Service Shares
Invesco V.I. International     Genworth Columbia Mid Cap
 Growth Fund -- Series II       Value Fund -- Service Shares
 shares                        Genworth Enhanced
Janus Aspen Balanced            International Index Fund --
 Portfolio -- Service Shares    Service Shares
MFS(R) Total Return Series --  Genworth Legg Mason
 Service Class Shares           ClearBridge Aggressive
Oppenheimer Balanced Fund/VA    Growth Fund
 -- Service Shares             Invesco V.I. Capital
Oppenheimer Capital             Appreciation Fund -- Series
 Appreciation Fund/VA --        I shares
 Service Shares                Janus Aspen Forty Portfolio
Oppenheimer Global Securities   -- Service Shares
 Fund/VA -- Service Shares     MFS(R) Utilities Series --
Oppenheimer Main Street         Service Class Shares
 Fund/VA -- Service Shares     Oppenheimer Main Street Small
Universal Institutional Funds   Cap Fund/VA -- Service Shares
 Equity and Income Portfolio   PIMCO VIT All Asset Portfolio
 -- Class II Shares             -- Advisor Class Shares
Van Kampen LIT Comstock        PIMCO VIT High Yield
 Portfolio -- Class II Shares   Portfolio -- Administrative
                                Class Shares
                               Prudential Jennison Portfolio
                                -- Class II Shares
                               Prudential Jennison 20/20
                                Focus Portfolio -- Class II
                                Shares
                               Prudential Natural Resources
                                Portfolio -- Class II Shares


THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus for as long as the rider is in effect.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sales of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time (and, if Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time). The surrender charge is as follows:

NUMBER OF COMPLETED  SURRENDER CHARGE
  YEARS SINCE WE    AS A PERCENTAGE OF
   RECEIVED THE     THE PREMIUM PAYMENT
  PREMIUM PAYMENT       SURRENDERED
---------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
     8 or more              0%
---------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . of amounts of Contract Value representing gain (as defined below) or Bonus Credits;

  .  of free withdrawal amounts (as defined below);

  . on total or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender any gain in your contract (including any Bonus Credits) free of any surrender charge. We calculate gain in the contract as: (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders previously taken, including surrender charges;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.) The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus. In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of Payment Optimizer Plus. We may also waive surrender charges for certain withdrawals made pursuant to Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. See the "Optional Payment Plans," "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available.

All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this rider at the time of application. This charge is deducted daily from the Separate Account currently at an annual rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states and markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charge for Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Charge for Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
           Single Annuitant Contract        0.75% of benefit base
           -------------------------------------------------------------
           Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base PLUS 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base PLUS 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base PLUS 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base PLUS 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Charge for Lifetime Income Plus 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Charge for Lifetime Income Plus

We charge you for expenses related to Lifetime Income Plus, if you elect this rider at the time of application. This Charge is deducted daily from the Separate Account currently at an annual rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Charge for Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchase Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE THE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISIONS APPLY:

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the

Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is an annual rate of 0.30% of your Contract Value at the time of the deduction.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in your Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is an annual rate of 0.70% of your Contract Value at the time of the deduction.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISION APPLIES:

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Optional Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

Charge for the Optional Enhanced Death Benefit

We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first contract year, we deduct a charge against the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

At surrender, the charge is made against the average of:

   (1) the Contract Value at the beginning of the current contract year; and

   (2) the Contract Value at surrender.

The charge at surrender will be a pro rata portion of the annual charge.

We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average Contract Value. The rate that applies to your contract will be fixed at issue. We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If there are not sufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

THE FOLLOWING PROVISIONS APPLY TO ALL CONTRACTS:

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sales of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments as of the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your premium payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and if part of a plan, you must be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant and Contingent Annuitant cannot be age 81 or older at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. A joint owner may not be named for a Qualified Contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition, partial surrenders and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the partial surrender and/or transfer was made. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007 at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. You may not however, change the Optional Payment Plan once elected at the time of application.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PREMIUM PAYMENTS

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments in the Subaccounts PLUS the Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

If you have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS Subaccount(s); allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. If you have elected the Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, you must allocate all premium payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your premium payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Optimizer Plus," provisions of the prospectus.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

BONUS CREDITS

The Bonus Credit is an amount we add to each premium payment we receive.

For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. In addition, please note that any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit, Principal Protection Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008; the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit if you elected Lifetime Income Plus Solution; or the benefit base if you elected the Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the Bonus Credit or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

VALUATION OF ACCUMULATION UNITS

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE MATURITY DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent transfers to that segment corresponding to that GIS Subaccount. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all states or in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all states or in all markets. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contract, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account (if available) to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application; or

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

SURRENDERS AND PARTIAL SURRENDERS

We will allow you to surrender your contract or to partially surrender a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro rata basis in proportion to your assets allocated to the Separate Account. If you elect the Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and take a partial surrender, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial surrender, unless you instruct us otherwise. If, after a partial surrender and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, partial surrenders will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial surrenders (including partial withdrawals taken pursuant to the terms of Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution) will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) of Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision of this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

If you elect Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, surrenders and partial surrenders under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Riders" provision below.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE RIDERS

We currently offer two Guaranteed Minimum Withdrawal Benefit for Life Riders under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Maturity Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all premium payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial premium payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a premium payment, withdrawal, or reset as described below.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. Please note that Bonus Credits are not considered "premium payments" for purposes of the contract and this rider. Therefore any applicable Bonus Credits will not be included as a premium payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your Maximum Anniversary Value to capture the Bonus Credit or any related earnings, since the Bonus Credit and any related earnings will be reflected in the Contract Value. You must allocate all premium payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your premium payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of premium payments made in the first contract year; and

   (b) is premium payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial premium payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial premium payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR HOME OFFICE AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional premium payments. Before making premium payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make subsequent premium payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Maximum Anniversary Value and Roll-Up Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.95% of benefit base
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 45-70
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.95% of benefit base PLUS
                                            0.20% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 71-85
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.95% of benefit base PLUS
                                            0.50% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.85% of benefit base
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 45-70
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.85% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 71-85
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.85% of benefit base PLUS
                                            0.40% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed

2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    55           $105,000        $     0       $101,873      $100,000    $105,000    $111,300      $111,300     $105,000
    56            101,873              0         98,747       100,000     105,000     117,978       117,978      105,000
    57             98,747              0         95,618       100,000     105,000     125,057       125,057      105,000
    58             95,618              0         92,483       100,000     105,000     132,560       132,560      105,000
    59             92,483              0         89,337       100,000     105,000     140,514       140,514      105,000
    60             89,337              0         86,176       100,000     105,000     148,945       148,945      105,000
    61             86,176              0         82,995       100,000     105,000     157,881       157,881      105,000
    62             82,995              0         79,791       100,000     105,000     167,354       167,354      105,000
    63             79,791              0         76,559       100,000     105,000     177,395       177,395      105,000
    64             76,559              0         73,293       100,000     105,000     188,039       188,039      105,000
    65             73,293         11,000         58,986       200,000     105,000     199,321       200,000       88,497
    66             58,986         11,000         44,921       200,000     105,000     199,321       200,000       71,089
    67             44,921         11,000         31,137       200,000     105,000     199,321       200,000       52,531
    68             31,137         11,000         17,628       200,000     105,000     199,321       200,000       32,346
    69             17,628         11,000          4,390       200,000     105,000     199,321       200,000        9,227
    70              4,390         11,000              0       200,000     105,000     199,321       200,000            0
    71                  0         11,000              0       200,000     105,000     199,321       200,000            0
    72                  0         11,000              0       200,000     105,000     199,321       200,000            0
    73                  0         11,000              0       200,000     105,000     199,321       200,000            0
    74                  0         11,000              0       200,000     105,000     199,321       200,000            0
    75                  0         11,000              0       200,000     105,000     199,321       200,000            0
    76                  0         11,000              0       200,000     105,000     199,321       200,000            0
    77                  0         11,000              0       200,000     105,000     199,321       200,000            0
    78                  0         11,000              0       200,000     105,000     199,321       200,000            0
    79                  0         11,000              0       200,000     105,000     199,321       200,000            0
    80                  0         11,000              0       200,000     105,000     199,321       200,000            0
    81                  0         11,000              0       200,000     105,000     199,321       200,000            0
    82                  0         11,000              0       200,000     105,000     199,321       200,000            0
    83                  0         11,000              0       200,000     105,000     199,321       200,000            0
    84                  0         11,000              0       200,000     105,000     199,321       200,000            0
    85                  0         11,000              0       200,000     105,000     199,321       200,000            0
    86                  0         11,000              0       200,000     105,000     199,321       200,000            0
    87                  0         11,000              0       200,000     105,000     199,321       200,000            0
    88                  0         11,000              0       200,000     105,000     199,321       200,000            0
    89                  0         11,000              0       200,000     105,000     199,321       200,000            0
    90                  0         11,000              0       200,000     105,000     199,321       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    55           $105,000        $     0       $101,665      $100,000    $105,000    $111,300      $111,300     $105,000
    56            101,665              0         98,334       100,000     105,000     117,978       117,978      105,000
    57             98,334              0         95,005       100,000     105,000     125,057       125,057      105,000
    58             95,005              0         91,674       100,000     105,000     132,560       132,560      105,000
    59             91,674              0         88,335       100,000     105,000     140,514       140,514      105,000
    60             88,335              0         84,986       100,000     105,000     148,945       148,945      105,000
    61             84,986              0         81,621       100,000     105,000     157,881       157,881      105,000
    62             81,621              0         78,236       100,000     105,000     167,354       167,354      105,000
    63             78,236              0         74,826       100,000     105,000     177,395       177,395      105,000
    64             74,826              0         71,386       100,000     105,000     188,039       188,039      105,000
    65             71,386         11,000         56,909       200,000     105,000     199,321       200,000       94,000
    66             56,909         11,000         42,699       200,000     105,000     199,321       200,000       83,000
    67             42,699         11,000         28,795       200,000     105,000     199,321       200,000       72,000
    68             28,795         11,000         15,190       200,000     105,000     199,321       200,000       61,000
    69             15,190         11,000          1,880       200,000     105,000     199,321       200,000       50,000
    70              1,880         11,000              0       200,000     105,000     199,321       200,000       39,000
    71                  0         11,000              0       200,000     105,000     199,321       200,000       28,000
    72                  0         11,000              0       200,000     105,000     199,321       200,000       17,000
    73                  0         11,000              0       200,000     105,000     199,321       200,000        6,000
    74                  0         11,000              0       200,000     105,000     199,321       200,000            0
    75                  0         11,000              0       200,000     105,000     199,321       200,000            0
    76                  0         11,000              0       200,000     105,000     199,321       200,000            0
    77                  0         11,000              0       200,000     105,000     199,321       200,000            0
    78                  0         11,000              0       200,000     105,000     199,321       200,000            0
    79                  0         11,000              0       200,000     105,000     199,321       200,000            0
    80                  0         11,000              0       200,000     105,000     199,321       200,000            0
    81                  0         11,000              0       200,000     105,000     199,321       200,000            0
    82                  0         11,000              0       200,000     105,000     199,321       200,000            0
    83                  0         11,000              0       200,000     105,000     199,321       200,000            0
    84                  0         11,000              0       200,000     105,000     199,321       200,000            0
    85                  0         11,000              0       200,000     105,000     199,321       200,000            0
    86                  0         11,000              0       200,000     105,000     199,321       200,000            0
    87                  0         11,000              0       200,000     105,000     199,321       200,000            0
    88                  0         11,000              0       200,000     105,000     199,321       200,000            0
    89                  0         11,000              0       200,000     105,000     199,321       200,000            0
    90                  0         11,000              0       200,000     105,000     199,321       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    52           $105,000        $     0       $112,335      $100,000    $105,000    $111,300      $111,300     $112,335
    53            112,335              0        120,183       100,000     112,335     119,075       119,075      120,183
    54            120,183              0        128,579       100,000     120,183     127,394       127,394      128,579
    55            128,579              0        137,561       100,000     128,579     136,293       136,293      137,561
    56            137,561              0        147,171       100,000     137,561     145,815       145,815      147,171
    57            147,171              0        157,452       100,000     147,171     156,001       156,001      157,452
    58            157,452              0        168,452       100,000     157,452     166,899       166,899      168,452
    59            168,452              0        180,219       100,000     168,452     178,559       178,559      180,219
    60            180,219              0        192,809       100,000     180,219     191,033       191,033      192,809
    61            192,809              0        206,279       100,000     192,809     204,378       204,378      206,279
    62            206,279              0        220,689       100,000     206,279     218,656       218,656      220,689
    63            220,689              0        236,107       100,000     220,689     233,931       233,931      236,107
    64            236,107              0        252,601       100,000     236,107     250,273       250,273      252,601
    65            252,601         14,727        255,521       200,000     252,601     267,757       267,757      255,521
    66            255,521         14,727        258,617       200,000     255,521     267,757       267,757      258,617
    67            258,617         14,727        261,961       200,000     258,617     267,757       267,757      261,961
    68            261,961         14,727        265,572       200,000     261,961     267,757       267,757      265,572
    69            265,572         14,727        269,473       200,000     265,572     267,757       267,757      269,473
    70            269,473         24,821        263,574       200,000     269,473     267,757       269,473      263,574
    71            263,574         14,279        267,841       192,689     259,622     257,969       259,622      267,841
    72            267,841         14,731        274,537       192,689     267,841     257,969       267,841      274,537
    73            274,537         15,100        281,401       192,689     274,537     257,969       274,537      281,401
    74            281,401         15,477        288,436       192,689     281,401     257,969       281,401      288,436
    75            288,436         15,864        295,647       192,689     288,436     257,969       288,436      295,647
    76            295,647         16,261        303,038       192,689     295,647     257,969       295,647      303,038
    77            303,038         16,667        310,614       192,689     303,038     257,969       303,038      310,614
    78            310,614         17,084        318,379       192,689     310,614     257,969       310,614      318,379
    79            318,379         17,511        326,339       192,689     318,379     257,969       318,379      326,339
    80            326,339         17,949        334,497       192,689     326,339     257,969       326,339      334,497
    81            334,497         18,397        342,859       192,689     334,497     257,969       334,497      342,859
    82            342,859         18,857        351,431       192,689     342,859     257,969       342,859      351,431
    83            351,431         19,329        360,217       192,689     351,431     257,969       351,431      360,217
    84            360,217         19,812        369,222       192,689     360,217     257,969       360,217      369,222
    85            369,222         20,307        378,453       192,689     369,222     257,969       369,222      378,453
    86            378,453         20,815        387,914       192,689     378,453     257,969       378,453      387,914
    87            387,914         21,335        397,612       192,689     387,914     257,969       387,914      397,612
    88            397,612         21,869        407,552       192,689     397,612     257,969       397,612      407,552
    89            407,552         22,415        417,741       192,689     407,552     257,969       407,552      417,741
    90            417,741         22,976        428,184       192,689     417,741     257,969       417,741      428,184
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    72           $105,000        $     0       $112,335      $100,000    $105,000    $111,300      $111,300     $112,335
    73            112,335              0        120,183       100,000     112,335     119,075       119,075      120,183
    74            120,183              0        128,579       100,000     120,183     127,394       127,394      128,579
    75            128,579              0        137,561       100,000     128,579     136,293       136,293      137,561
    76            137,561              0        147,171       100,000     137,561     145,815       145,815      147,171
    77            147,171              0        157,452       100,000     147,171     156,001       156,001      157,452
    78            157,452              0        168,452       100,000     157,452     166,899       166,899      168,452
    79            168,452              0        180,219       100,000     168,452     178,559       178,559      180,219
    80            180,219              0        192,809       100,000     180,219     191,033       191,033      192,809
    81            192,809              0        206,279       100,000     192,809     204,378       204,378      206,279
    82            206,279         15,306        205,383       200,000     206,279     218,656       218,656      205,383
    83            205,383         15,306        204,370       200,000     206,279     218,656       218,656      204,370
    84            204,370         15,306        203,275       200,000     206,279     218,656       218,656      203,275
    85            203,275         15,306        202,092       200,000     206,279     218,656       218,656      202,092
    86            202,092         15,306        200,815       200,000     206,279     218,656       218,656      200,815
    87            200,815         15,306        199,436       200,000     206,279     218,656       218,656      199,436
    88            199,436         15,306        197,947       200,000     206,279     218,656       218,656      197,947
    89            197,947         15,306        196,338       200,000     206,279     218,656       218,656      196,338
    90            196,338         15,306        194,600       200,000     206,279     218,656       218,656      194,600
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    72           $105,000        $     0       $111,795      $100,000    $105,000    $111,300      $111,300     $111,795
    73            111,795              0        119,064       100,000     111,795     118,502       118,502      119,064
    74            119,064              0        126,841       100,000     119,064     126,208       126,208      126,841
    75            126,841              0        135,162       100,000     126,841     134,452       134,452      135,162
    76            135,162              0        144,064       100,000     135,162     143,271       143,271      144,064
    77            144,064              0        153,587       100,000     144,064     152,707       152,707      153,587
    78            153,587              0        163,776       100,000     153,587     162,802       162,802      163,776
    79            163,776              0        174,677       100,000     163,776     173,603       173,603      174,677
    80            174,677              0        186,339       100,000     174,677     185,158       185,158      186,339
    81            186,339              0        198,816       100,000     186,339     197,520       197,520      198,816
    82            198,816         14,752        197,413       200,000     198,816     210,745       210,745      197,413
    83            197,413         14,752        195,928       200,000     198,816     210,745       210,745      195,928
    84            195,928         14,752        194,400       200,000     198,816     210,745       210,745      194,400
    85            194,400         14,752        192,826       200,000     198,816     210,745       210,745      192,826
    86            192,826         14,752        191,202       200,000     198,816     210,745       210,745      191,202
    87            191,202         14,752        189,524       200,000     198,816     210,745       210,745      189,524
    88            189,524         14,752        187,788       200,000     198,816     210,745       210,745      187,788
    89            187,788         14,752        185,988       200,000     198,816     210,745       210,745      185,988
    90            185,988         14,752        184,054       200,000     198,816     210,745       210,745      184,054
--------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D.

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial premium payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PREMIUM PAYMENTS. Any premium payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that:
(i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
------------------------------------------------------------------------

         Single Annuitant Contract      0.75% of benefit base
------------------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base
------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
------------------------------------------------------------------------

         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
------------------------------------------------------------------------
         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------

         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime
Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    53           $105,000             --       $102,105      $100,000    $106,000      $106,000     $102,105
    54            102,105             --         99,220       102,105     112,360       112,360      100,000
    55             99,220             --         96,343       102,105     119,102       119,102      100,000
    56             96,343             --         93,469       102,105     126,248       126,248      100,000
    57             93,469             --         90,596       102,105     133,823       133,823      100,000
    58             90,596             --         87,720       102,105     141,852       141,852      100,000
    59             87,720             --         84,838       102,105     150,363       150,363      100,000
    60             84,838             --         81,946       102,105     159,385       159,385      100,000
    61             81,946             --         79,040       102,105     168,948       168,948      100,000
    62             79,040             --         76,116       102,105     179,085       179,085      100,000
    63             76,116             --         73,170       102,105     189,830       189,830      100,000
    64             73,170             --         70,197       102,105     201,220       201,220      100,000
    65             70,197        $11,731         55,462       102,105     213,293       213,293       82,541
    66             55,462         11,731         41,022       102,105     213,293       213,293       64,186
    67             41,022         11,731         26,871       102,105     213,293       213,293       44,680
    68             26,871         11,731         13,003       102,105     213,293       213,293       23,489
    69             13,003         11,731             --       102,105     213,293       213,293           --
    70                 --         11,731             --       102,105     213,293       213,293           --
    71                 --         11,731             --       102,105     213,293       213,293           --
    72                 --         11,731             --       102,105     213,293       213,293           --
    73                 --         11,731             --       102,105     213,293       213,293           --
    74                 --         11,731             --       102,105     213,293       213,293           --
    75                 --         11,731             --       102,105     213,293       213,293           --
    76                 --         11,731             --       102,105     213,293       213,293           --
    77                 --         11,731             --       102,105     213,293       213,293           --
    78                 --         11,731             --       102,105     213,293       213,293           --
    79                 --         11,731             --       102,105     213,293       213,293           --
    80                 --         11,731             --       102,105     213,293       213,293           --
    81                 --         11,731             --       102,105     213,293       213,293           --
    82                 --         11,731             --       102,105     213,293       213,293           --
    83                 --         11,731             --       102,105     213,293       213,293           --
    84                 --         11,731             --       102,105     213,293       213,293           --
    85                 --         11,731             --       102,105     213,293       213,293           --
    86                 --         11,731             --       102,105     213,293       213,293           --
    87                 --         11,731             --       102,105     213,293       213,293           --
    88                 --         11,731             --       102,105     213,293       213,293           --
    89                 --         11,731             --       102,105     213,293       213,293           --
    90                 --         11,731             --       102,105     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    53           $105,000             --       $101,955      $100,000    $106,000      $106,000     $101,955
    54            101,955             --         98,923       101,955     112,360       112,360      100,000
    55             98,923             --         95,901       101,955     119,102       119,102      100,000
    56             95,901             --         92,887       101,955     126,248       126,248      100,000
    57             92,887             --         89,875       101,955     133,823       133,823      100,000
    58             89,875             --         86,864       101,955     141,852       141,852      100,000
    59             86,864             --         83,849       101,955     150,363       150,363      100,000
    60             83,849             --         80,826       101,955     159,385       159,385      100,000
    61             80,826             --         77,793       101,955     168,948       168,948      100,000
    62             77,793             --         74,744       101,955     179,085       179,085      100,000
    63             74,744             --         71,675       101,955     189,830       189,830      100,000
    64             71,675             --         68,583       101,955     201,220       201,220      100,000
    65             68,583        $11,731         53,748       101,955     213,293       213,293       82,084
    66             53,748         11,731         39,227       101,955     213,293       213,293       63,188
    67             39,227         11,731         25,015       101,955     213,293       213,293       43,015
    68             25,015         11,731         11,104       101,955     213,293       213,293       20,917
    69             11,104         11,731             --       101,955     213,293       213,293           --
    70                 --         11,731             --       101,955     213,293       213,293           --
    71                 --         11,731             --       101,955     213,293       213,293           --
    72                 --         11,731             --       101,955     213,293       213,293           --
    73                 --         11,731             --       101,955     213,293       213,293           --
    74                 --         11,731             --       101,955     213,293       213,293           --
    75                 --         11,731             --       101,955     213,293       213,293           --
    76                 --         11,731             --       101,955     213,293       213,293           --
    77                 --         11,731             --       101,955     213,293       213,293           --
    78                 --         11,731             --       101,955     213,293       213,293           --
    79                 --         11,731             --       101,955     213,293       213,293           --
    80                 --         11,731             --       101,955     213,293       213,293           --
    81                 --         11,731             --       101,955     213,293       213,293           --
    82                 --         11,731             --       101,955     213,293       213,293           --
    83                 --         11,731             --       101,955     213,293       213,293           --
    84                 --         11,731             --       101,955     213,293       213,293           --
    85                 --         11,731             --       101,955     213,293       213,293           --
    86                 --         11,731             --       101,955     213,293       213,293           --
    87                 --         11,731             --       101,955     213,293       213,293           --
    88                 --         11,731             --       101,955     213,293       213,293           --
    89                 --         11,731             --       101,955     213,293       213,293           --
    90                 --         11,731             --       101,955     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    73           $105,000             --       $102,105      $100,000    $106,000      $106,000     $102,105
    74            102,105             --         99,220       102,105     112,360       112,360      100,000
    75             99,220             --         96,343       102,105     119,102       119,102      100,000
    76             96,343             --         93,469       102,105     126,248       126,248      100,000
    77             93,469             --         90,596       102,105     133,823       133,823      100,000
    78             90,596             --         87,720       102,105     141,852       141,852      100,000
    79             87,720             --         84,838       102,105     150,363       150,363      100,000
    80             84,838             --         81,946       102,105     159,385       159,385      100,000
    81             81,946             --         79,040       102,105     168,948       168,948      100,000
    82             79,040        $12,536         63,580       102,105     179,085       179,085       83,530
    83             63,580         12,536         48,429       102,105     179,085       179,085       66,355
    84             48,429         12,536         33,582       102,105     179,085       179,085       48,318
    85             33,582         12,536         19,031       102,105     179,085       179,085       29,129
    86             19,031         12,536          4,746       102,105     179,085       179,085        8,000
    87              4,746         12,536             --       102,105     179,085       179,085           --
    88                 --         12,536             --       102,105     179,085       179,085           --
    89                 --         12,536             --       102,105     179,085       179,085           --
    90                 --         12,536             --       102,105     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    73           $105,000             --       $101,705      $100,000    $106,000      $106,000     $101,705
    74            101,705             --         98,428       101,705     112,360       112,360      100,000
    75             98,428             --         95,166       101,705     119,102       119,102      100,000
    76             95,166             --         91,916       101,705     126,248       126,248      100,000
    77             91,916             --         88,674       101,705     133,823       133,823      100,000
    78             88,674             --         85,437       101,705     141,852       141,852      100,000
    79             85,437             --         82,200       101,705     150,363       150,363      100,000
    80             82,200             --         78,961       101,705     159,385       159,385      100,000
    81             78,961             --         75,715       101,705     168,948       168,948      100,000
    82             75,715        $12,536         59,971       101,705     179,085       179,085       82,711
    83             59,971         12,536         44,593       101,705     179,085       179,085       64,561
    84             44,593         12,536         29,573       101,705     179,085       179,085       45,341
    85             29,573         12,536         14,903       101,705     179,085       179,085       24,626
    86             14,903         12,536            551       101,705     179,085       179,085        1,037
    87                551         12,536             --       101,705     179,085       179,085           --
    88                 --         12,536             --       101,705     179,085       179,085           --
    89                 --         12,536             --       101,705     179,085       179,085           --
    90                 --         12,536             --       101,705     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    66           $105,000        $5,830        $106,775      $100,000    $106,000      $106,000     $106,775
    67            106,775         5,873         108,644       106,775     106,000       106,775      108,644
    68            108,644         5,975         110,545       108,644     106,000       108,644      110,545
    69            110,545         6,080         112,479       110,545     106,000       110,545      112,479
    70            112,479         6,186         114,448       112,479     106,000       112,479      114,448
    71            114,448         6,295         116,451       114,448     106,000       114,448      116,451
    72            116,451         6,405         118,488       116,451     106,000       116,451      118,488
    73            118,488         6,517         120,562       118,488     106,000       118,488      120,562
    74            120,562         6,631         122,672       120,562     106,000       120,562      122,672
    75            122,672         6,747         124,819       122,672     106,000       122,672      124,819
    76            124,819         6,865         127,003       124,819     106,000       124,819      127,003
    77            127,003         6,985         129,225       127,003     106,000       127,003      129,225
    78            129,225         7,107         131,487       129,225     106,000       129,225      131,487
    79            131,487         7,232         133,788       131,487     106,000       131,487      133,788
    80            133,788         7,358         136,129       133,788     106,000       133,788      136,129
    81            136,129         7,487         138,512       136,129     106,000       136,129      138,512
    82            138,512         7,618         140,935       138,512     106,000       138,512      140,935
    83            140,935         7,751         143,402       140,935     106,000       140,935      143,402
    84            143,402         7,887         145,911       143,402     106,000       143,402      145,911
    85            145,911         8,025         148,465       145,911     106,000       145,911      148,465
    86            148,465         8,166         151,063       148,465     106,000       148,465      151,063
    87            151,063         8,308         153,707       151,063     106,000       151,063      153,707
    88            153,707         8,454         156,396       153,707     106,000       153,707      156,396
    89            156,396         8,602         159,133       156,396     106,000       156,396      159,133
    90            159,133         8,752         161,918       159,133     106,000       159,133      161,918
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    66           $105,000        $5,830        $106,623      $100,000    $106,000      $106,000     $106,623
    67            106,623         5,864         108,335       106,623     106,000       106,623      108,335
    68            108,335         5,958         110,074       108,335     106,000       108,335      110,074
    69            110,074         6,054         111,841       110,074     106,000       110,074      111,841
    70            111,841         6,151         113,636       111,841     106,000       111,841      113,636
    71            113,636         6,250         115,460       113,636     106,000       113,636      115,460
    72            115,460         6,350         117,312       115,460     106,000       115,460      117,312
    73            117,312         6,452         119,195       117,312     106,000       117,312      119,195
    74            119,195         6,556         121,107       119,195     106,000       119,195      121,107
    75            121,107         6,661         123,049       121,107     106,000       121,107      123,049
    76            123,049         6,768         125,023       123,049     106,000       123,049      125,023
    77            125,023         6,876         127,028       125,023     106,000       125,023      127,028
    78            127,028         6,987         129,064       127,028     106,000       127,028      129,064
    79            129,064         7,099         131,134       129,064     106,000       129,064      131,134
    80            131,134         7,212         133,236       131,134     106,000       131,134      133,236
    81            133,236         7,328         135,371       133,236     106,000       133,236      135,371
    82            135,371         7,445         137,541       135,371     106,000       135,371      137,541
    83            137,541         7,565         139,744       137,541     106,000       137,541      139,744
    84            139,744         7,686         141,983       139,744     106,000       139,744      141,983
    85            141,983         7,809         144,258       141,983     106,000       141,983      144,258
    86            144,258         7,934         146,568       144,258     106,000       144,258      146,568
    87            146,568         8,061         148,916       146,568     106,000       146,568      148,916
    88            148,916         8,190         151,300       148,916     106,000       148,916      151,300
    89            151,300         8,322         153,722       151,300     106,000       151,300      153,722
    90            153,722         8,455         156,183       153,722     106,000       153,722      156,183
--------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial premium payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any premium payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative premium payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional premium payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional premium payments will not increase the Roll-Up Value.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death

Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base.

In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the premium payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the premium payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE

    MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE
     PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 80, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial premium payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Premium payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (6) the Roll-Up Value increases until age 70;

   (7) the contract earns a net return of -2%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (9) the owner dies upon reaching age 90.

                               WITHDRAWALS                  WITHDRAWAL                  RIDER DEATH
  AGE -      CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -    ROLL-UP VALUE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR   END OF YEAR   END OF YEAR
---------------------------------------------------------------------------------------------------
    63           $105,000            --        $102,900      $100,000      $105,000      $102,900
    64            102,900            --         100,842       102,900       110,000       100,842
    65            100,842            --          98,825       102,900       115,000       100,000
    66             98,825            --          96,849       102,900       120,000       100,000
    67             96,849            --          94,912       102,900       125,000       100,000
    68             94,912            --          93,013       102,900       130,000       100,000
    69             93,013            --          91,153       102,900       135,000       100,000
    70             91,153        $8,400          80,930       102,900       140,000        90,597
    71             80,930         8,400          70,912       102,900       140,000        81,001
    72             70,912         8,400          61,093       102,900       140,000        71,210
    73             61,093         8,400          51,471       102,900       140,000        61,220
    74             51,471         8,400          42,042       102,900       140,000        51,025
    75             42,042         8,400          32,801       102,900       140,000        40,622
    76             32,801         8,400          23,745       102,900       140,000        30,007
    77             23,745         8,400          14,870       102,900       140,000        19,175
    78             14,870         8,400           6,148       102,900       140,000         8,103
    79              6,148         8,400              --       102,900       140,000            --
    80                 --         8,400              --       102,900       140,000            --
    81                 --         8,400              --       102,900       140,000            --
    82                 --         8,400              --       102,900       140,000            --
    83                 --         8,400              --       102,900       140,000            --
    84                 --         8,400              --       102,900       140,000            --
    85                 --         8,400              --       102,900       140,000            --
    86                 --         8,400              --       102,900       140,000            --
    87                 --         8,400              --       102,900       140,000            --
    88                 --         8,400              --       102,900       140,000            --
    89                 --         8,400              --       102,900       140,000            --
    90                 --         8,400              --       102,900       140,000            --
---------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (6) the Roll-Up Value increases for 5 years;

   (7) the contract earns a net return of -2%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (9) the owner dies upon reaching age 90.

                               WITHDRAWALS                  WITHDRAWAL                  RIDER DEATH
  AGE -      CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -    ROLL-UP VALUE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR   END OF YEAR   END OF YEAR
---------------------------------------------------------------------------------------------------
    78           $105,000            --        $102,900      $100,000      $105,000      $102,900
    79            102,900            --         100,842       102,900       110,000       100,842
    80            100,842            --          98,825       102,900       115,000       100,000
    81             98,825            --          96,849       102,900       120,000       100,000
    82             96,849        $8,750          86,162       102,900       125,000        90,781
    83             86,162         8,750          75,688       102,900       125,000        81,374
    84             75,688         8,750          65,425       102,900       125,000        71,774
    85             65,425         8,750          55,366       102,900       125,000        61,979
    86             55,366         8,750          45,509       102,900       125,000        51,984
    87             45,509         8,750          35,849       102,900       125,000        41,785
    88             35,849         8,750          26,382       102,900       125,000        31,378
    89             26,382         8,750          17,104       102,900       125,000        20,759
    90             17,104         8,750           7,987       102,900       125,000         9,906
---------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the Roll-Up Value increases for 1 year;

   (7) the contract earns a net return of 8%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (9) the Withdrawal Base is systematically reset annually on the contract anniversary; and

  (10) the owner dies upon reaching age 90.

                               WITHDRAWALS                  WITHDRAWAL                  RIDER DEATH
  AGE -      CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -    ROLL-UP VALUE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR   END OF YEAR   END OF YEAR
---------------------------------------------------------------------------------------------------
    66           $105,000        $ 5,775       $107,625      $100,000      $105,000      $107,625
    67            107,625          5,919        110,316       107,625       105,000       110,316
    68            110,316          6,067        113,074       110,316       105,000       113,074
    69            113,074          6,219        115,900       113,074       105,000       115,900
    70            115,900          6,375        118,798       115,900       105,000       118,798
    71            118,798          6,534        121,768       118,798       105,000       121,768
    72            121,768          6,697        124,812       121,768       105,000       124,812
    73            124,812          6,865        127,932       124,812       105,000       127,932
    74            127,932          7,036        131,131       127,932       105,000       131,131
    75            131,131          7,212        134,409       131,131       105,000       134,409
    76            134,409          7,392        137,769       134,409       105,000       137,769
    77            137,769          7,577        141,213       137,769       105,000       141,213
    78            141,213          7,767        144,744       141,213       105,000       144,744
    79            144,744          7,961        148,362       144,744       105,000       148,362
    80            148,362          8,160        152,071       148,362       105,000       152,071
    81            152,071          8,364        155,873       152,071       105,000       155,873
    82            155,873          8,573        159,770       155,873       105,000       159,770
    83            159,770          8,787        163,764       159,770       105,000       163,764
    84            163,764          9,007        167,858       163,764       105,000       167,858
    85            167,858          9,232        172,055       167,858       105,000       172,055
    86            172,055          9,463        176,356       172,055       105,000       176,356
    87            176,356          9,700        180,765       176,356       105,000       180,765
    88            180,765          9,942        185,284       180,765       105,000       185,284
    89            185,284         10,191        189,916       185,284       105,000       189,916
    90            189,916         10,445        194,664       189,916       105,000       194,664
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Lifetime Income Plus

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to premium payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base.

In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the premium payment, but the Rider Death Benefit will be increased only by 50% of the premium payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional premium payments. For example, if you make premium payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making premium payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such premium payments or Bonus Credits; (ii) any such premium payments or Bonus Credits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET. If all of the Annuitants are ages 50 through 80, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               RESTORE PROVISION               RESET PROVISION
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total premium        Value and total premium
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 80 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY, TO NO LESS THAN ANNUALLY, SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE

    SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH
     PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial premium payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Premium payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 80, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
  AGE  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
  ---------------------------------------------------------------------------
  65       $105,000        $5,500        $97,400       $100,000     $94,500
  66         97,400         5,500         89,952        100,000      89,000
  67         89,952         5,500         82,653        100,000      83,500
  68         82,653         5,500         75,500        100,000      78,000
  69         75,500         5,500         68,490        100,000      72,500
  70         68,490         5,500         61,620        100,000      67,000
  71         61,620         5,500         54,888        100,000      61,500
  72         54,888         5,500         48,290        100,000      56,000
  73         48,290         5,500         41,824        100,000      50,500
  74         41,824         5,500         35,488        100,000      45,000
  75         35,488         5,500         29,278        100,000      39,500
  76         29,278         5,500         23,192        100,000      34,000
  77         23,192         5,500         17,229        100,000      28,500
  78         17,229         5,500         11,384        100,000      23,000
  79         11,384         5,500          5,631        100,000      17,500
  80          5,631         5,500              0        100,000      12,000
  81              0         5,500              0        100,000       6,500
  82              0         5,500              0        100,000       1,000
  83              0         5,500              0        100,000           0
  84              0         5,500              0        100,000           0
  85              0         5,500              0        100,000           0
  86              0         5,500              0        100,000           0
  87              0         5,500              0        100,000           0
  88              0         5,500              0        100,000           0
  89              0         5,500              0        100,000           0
  ---------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets the Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
  AGE  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
  ---------------------------------------------------------------------------
  65       $105,000        $ 5,500       $107,900      $100,000     $94,500
  66        107,900          5,935        110,598       107,900      88,566
  67        110,598          6,083        113,362       110,598      82,483
  68        113,362          6,235        116,196       113,362      76,248
  69        116,196          6,391        119,101       116,196      69,857
  70        119,101          6,551        122,079       119,101      63,306
  71        122,079          6,714        125,131       122,079      56,592
  72        125,131          6,882        128,259       125,131      49,710
  73        128,259          7,054        131,466       128,259      42,656
  74        131,466          7,231        134,752       131,466      35,425
  75        134,752          7,411        138,121       134,752      28,014
  76        138,121          7,597        141,574       138,121      20,417
  77        141,574          7,787        145,114       141,574      12,630
  78        145,114          7,981        148,741       145,114       4,649
  79        148,741          8,181        152,460       148,741           0
  80        152,460          8,385        156,271       152,460           0
  81        156,271          8,595        160,178       156,271           0
  82        160,178          8,810        164,183       160,178           0
  83        164,183          9,030        168,287       164,183           0
  84        168,287          9,256        172,494       168,287           0
  85        172,494          9,487        176,807       172,494           0
  86        176,807          9,724        181,227       176,807           0
  87        181,227          9,967        185,758       181,227           0
  88        185,758         10,217        190,401       185,758           0
  89        190,401         10,472        195,162       190,401           0
  ---------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                       WITHDRAWALS                     WITHDRAWAL     WITHDRAWAL  RIDER DEATH
     CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -      LIMIT -        BASE -     BENEFIT -
AGE  BEGINNING OF YEAR END OF YEAR   END OF YEAR    BEFORE WITHDRAWAL END OF YEAR END OF YEAR
---------------------------------------------------------------------------------------------
65       $105,000        $7,000        $106,400          $ 5,500       $ 93,000     $93,000
66        106,400         7,000         107,912            5,852         99,400      86,000
67        107,912         7,000         109,545            5,935        100,912      79,000
68        109,545         7,000         111,309            6,025        102,545      72,000
69        111,309         7,000         113,213            6,122        104,309      65,000
70        113,213         7,000         115,270            6,227        106,213      58,000
71        115,270         7,000         117,492            6,340        108,270      51,000
72        117,492         7,000         119,891            6,462        110,492      44,000
73        119,891         7,000         122,483            6,594        112,891      37,000
74        122,483         7,000         125,281            6,737        115,483      30,000
75        125,281         7,000         128,304            6,890        118,281      23,000
76        128,304         7,000         131,568            7,057        121,304      16,000
77        131,568         7,000         135,093            7,236        124,568       9,000
78        135,093         7,000         138,901            7,430        128,093       2,000
79        138,901         7,000         143,013            7,640        131,901           0
80        143,013         7,000         147,454            7,866        136,013           0
81        147,454         7,000         152,250            8,110        140,454           0
82        152,250         7,000         157,430            8,374        145,250           0
83        157,430         7,000         163,025            8,659        150,430           0
84        163,025         7,000         169,067            8,966        156,025           0
85        169,067         7,000         175,592            9,299        162,067           0
86        175,592         7,000         182,639            9,658        168,592           0
87        182,639         7,000         190,251           10,045        175,639           0
88        190,251         7,000         198,471           10,464        183,251           0
89        198,471         7,000         207,348           10,916        191,471           0
---------------------------------------------------------------------------------------------

Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus and Lifetime Income Plus 2007, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PREMIUM PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION FOR THE APPLICABLE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER OPTION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISIONS APPLY:

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provisions, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Contingent Annuitant if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Contingent Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are described below.

If any owner or joint owner who is not also an Annuitant dies prior to the Maturity Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of the Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and the death benefit options must be elected at the time of application. You may elect the Annual Step-Up Death Benefit Rider with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. You may not elect any of the other optional death benefit riders with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) premium payments adjusted for any partial surrenders and any applicable premium taxes; and

   (b) the Contract Value on the Valuation Day upon receipt of due proof of death and all required forms at our Home Office.

Partial surrenders (including partial surrenders taken pursuant to the terms of Lifetime Income Plus or Lifetime Income Plus 2007) will reduce the death benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A for an example of the calculation of the Basic Death Benefit.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if the Annuitant is age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the Annuitant and on the Valuation Day that we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date PLUS premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if the Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the Annuitant and on the Valuation Day that we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and
(b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date PLUS premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial premium payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of premium payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, PLUS premium payments made during the current

       Valuation Period and adjusted for any partial surrenders and premium taxes paid during the current Valuation Period.

Partial surrenders taken each contract year, up to 5% of premium payments, calculated at the time of the partial surrender, reduce the 5% Rollup Death Benefit by the same amount that the partial surrender, including any surrender charges any premium taxes paid, reduces the Contract Value. If partial surrenders greater than 5% of premium payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial surrender and all future partial surrenders by the same percentage that the partial surrender, including any surrender charges and any premium taxes paid, reduces the Contract Value.

Partial surrenders may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial surrenders in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of premium payments, will reduce the death benefit amount below the value at the start of the contract year.

You may only elect the 5% Rollup Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if the Annuitant is age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 70% of premium payments adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if the Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 40% of premium payments paid as adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial surrenders are taken first from gain and then from premium payments made. For purposes of this rider, gain is calculated as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial surrender or total surrender request;

   (b) is the total of any partial surrenders;

   (c) is the total of premium payments paid; and

   (d) is the total of any gain previously surrendered.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premium payments paid and not previously surrendered may result in no additional amount being payable.

  . Once you purchase the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contract.

THE EARNINGS PROTECTOR AND GREATER OF ANNUAL STEP-UP AND 5% ROLLUP DEATH BENEFIT RIDER OPTION

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option PLUS the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; PLUS

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

TERMINATION OF DEATH BENEFIT RIDER OPTIONS WHEN CONTRACT ASSIGNED OR SOLD

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner (or the Annuitant if any owner or joint owner is a non-natural entity); or

   (2) the Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the Payment Choices described below, or a default Payment Choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the Payment Choices below or have the default Payment Choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone or in writing upon the death of an owner, joint owner or Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional premium payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

PAYMENT CHOICES: The designated beneficiary may elect the form in which the proceeds will be paid from the following Payment Choices (and if no election is made, the default Payment Choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to Payment Choice (2).

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

DISTRIBUTION RULES

When Death Occurs Before the Maturity Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was also an Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

DEATH OF OWNER AND/OR ANNUITANT

THE FOLLOWING DEATH BENEFIT PROVISIONS APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, UNLESS NOTED OTHERWISE.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. This death benefit may be referred to as the "Annual Estate Protector/SM/" in our marketing materials. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Guaranteed Minimum Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS
FOLLOWS:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death Benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. -- Money Market Fund, PLUS any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

For assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, MINUS one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death Benefit" provision of this prospectus.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum Death Benefit calculation.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charge for the Optional Enhanced Death Benefit" provision of this prospectus.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time the contract is issued unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) MINUS (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) MINUS (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit, the Optional Guaranteed Minimum Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  . an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

  .  the Annuitant.

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy; or.

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

AMOUNT OF THE PROCEEDS: The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                              AMOUNT OF
     PERSON WHO DIED         PROCEEDS PAID
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE MATURITY DATE

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued, unless you elect to take income payments pursuant to Payment Optimizer Plus. If Guaranteed Income Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Payment Optimizer Plus" sections of this provision.

The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (ii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iii) if Payment Optimizer Plus applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Maturity Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity
Date provided the Annuitant is still living. Unless you have elected Payment Optimizer Plus, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan with variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected Payment Optimizer Plus, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding the Maturity Date;

  . the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or Payment Optimizer Plus:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Maturity Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect Payment Optimizer Plus, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

GUARANTEED INCOME ADVANTAGE

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Maturity Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate premium payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, scheduled transfers may be made in advance of their due date. In other words, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Maturity Date. Scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Premium payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Partial Surrenders and Transfers

You may take a partial surrender or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Maturity Date. Except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a partial surrender or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount partially surrendered or transferred by using a recalculation of scheduled transfers made as described below.

After such partial surrender or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such partial surrender or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such partial surrender or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such partial surrender or transfer.

Unless you instruct otherwise, partial surrenders will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Partial surrenders will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments
are Calculated

INITIAL INCOME
PAYMENT. The initial annual income amount under any applicable payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed income floor is equal to (a) multiplied by (b) multiplied by
(c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for partial surrenders and transfers.

The guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for partial surrenders and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

SUBSEQUENT INCOME PAYMENTS. Subsequent income payments are determined by Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

The number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

The number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor MINUS 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Maturity Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE INCOME START DATE AND MATURITY DATE. For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS ON OR AFTER INCOME START DATE AND BEFORE MATURITY DATE. If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Maturity Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). Any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of
Rider

This rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) a bonus credit of $4,800 (5% of $96,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) the owner purchases only one segment;

   (5) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (6) the owner makes scheduled transfers of $840 at the first of every month (for a total of $10,080 per year) for 10 years; and

   (7) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      VALUE OF                           VALUE OF                          GUARANTEED
     SUBACCOUNTS            VALUE OF       GIS                VALUE OF GIS  MINIMUM
         AT      SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED  SUBACCOUNT    ANNUAL
      BEGINNING  TRANSFERS   AT END    AT BEGINNING TRANSFERS    AT END     PAYMENT
YEAR   OF YEAR     MADE      OF YEAR     OF YEAR      MADE      OF YEAR     ACCRUED
-------------------------------------------------------------------------------------
  1   $100,800    $10,080   $100,781     $      0    $10,080    $ 10,351    $ 1,004
  2    100,781     10,080     95,469       10,351     10,080      21,219      2,008
  3     95,469     10,080     89,892       21,219     10,080      32,631      3,012
  4     89,892     10,080     84,035       32,631     10,080      44,614      4,016
  5     84,035     10,080     77,886       44,614     10,080      57,196      5,020
  6     77,886     10,080     71,429       57,196     10,080      70,406      6,024
  7     71,429     10,080     64,650       70,406     10,080      84,278      7,029
  8     64,650     10,080     57,531       84,278     10,080      98,842      8,033
  9     57,531     10,080     50,057       98,842     10,080     114,136      9,037
 10     50,057     10,080     42,209      114,136     10,080     130,193     10,041
-------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $10,041 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    ADJUSTMENT
     CALCULATED GUARANTEED PAYMENT   ACCOUNT
YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
----------------------------------------------
 11   $ 9,977    $10,041   $10,041     $64
 12    10,121     10,041    10,121       0
 13    10,268     10,041    10,268       0
 14    10,417     10,041    10,417       0
 15    10,568     10,041    10,568       0
 16    10,721     10,041    10,721       0
 17    10,876     10,041    10,876       0
 18    11,034     10,041    11,034       0
 19    11,194     10,041    11,194       0
 20    11,356     10,041    11,356       0
----------------------------------------------

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) a bonus credit of $4,800 (5% of $96,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) the owner purchases only one segment;

   (5) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (6) the owner transfers the entire $100,800 ($96,000 + $4,800) into the GIS Subaccount at the beginning of year 1; and

   (7) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      VALUE OF                           VALUE OF              VALUE OF  GUARANTEED
     SUBACCOUNTS            VALUE OF       GIS                   GIS      MINIMUM
         AT      SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED SUBACCOUNT   ANNUAL
      BEGINNING  TRANSFERS   AT END    AT BEGINNING TRANSFERS   AT END    PAYMENT
YEAR   OF YEAR     MADE      OF YEAR     OF YEAR      MADE     OF YEAR    ACCRUED
-----------------------------------------------------------------------------------
  1   $100,800   $100,800      $0        $      0   $100,800   $111,132   $10,543
  2          0          0       0         111,132          0    116,689    10,543
  3          0          0       0         116,689          0    122,523    10,543
  4          0          0       0         122,523          0    128,649    10,543
  5          0          0       0         128,649          0    135,082    10,543
  6          0          0       0         135,082          0    141,836    10,543
  7          0          0       0         141,836          0    148,928    10,543
  8          0          0       0         148,928          0    156,374    10,543
  9          0          0       0         156,374          0    164,193    10,543
 10          0          0       0         164,193          0    172,402    10,543
-----------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $10,041 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    ADJUSTMENT
     CALCULATED GUARANTEED PAYMENT   ACCOUNT
YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
----------------------------------------------
 11   $13,211    $10,543   $13,211      $0
 12    13,403     10,543    13,403       0
 13    13,597     10,543    13,597       0
 14    13,794     10,543    13,794       0
 15    13,994     10,543    13,994       0
 16    14,197     10,543    14,197       0
 17    14,402     10,543    14,402       0
 18    14,611     10,543    14,611       0
 19    14,823     10,543    14,823       0
 20    15,038     10,543    15,038       0
----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

Monthly income payments and other distributions you receive before the Maturity Date are subject to tax as partial surrenders. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your premium payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the premium payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Maturity Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.

Legislation has been introduced in Congress to permit monthly income payments you receive after 2010 to be taxed as income payments instead of partial withdrawals. The Internal Revenue Service is expected to issue general guidance on this subject in the near future. Until such legislation is enacted or favorable guidance is issued, the treatment of such payments remains uncertain. We suggest that you discuss these developments with your tax adviser.

Monthly income payments you receive on or after the Maturity Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial surrenders and income payments, see the "Tax Matters" provision below.

PAYMENT OPTIMIZER PLUS

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Maturity Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your premium payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Maturity Date and receive the commuted value of your income payments, MINUS a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

There is an extra charge for this rider.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging Program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts" and "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PREMIUM PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Maturity Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Maturity Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all premium payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional premium payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PREMIUM PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional premium payments. For example, since your benefit base would not be increased for such subsequent premium payments, the monthly income payments associated with such premium payments would not have a guaranteed payment floor and such premium payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make premium payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making premium payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such premium payments or Bonus Credits; (ii) any such premium payments or Bonus Credits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional premium payments applied will increase the benefit base on the prior Valuation Day by 50% of the premium payment.

We reserve the right to exclude additional premium payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional premium payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Maturity Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Maturity Date will be processed before benefit base is converted to income base.

RESET OF BENEFIT BASE. If all of the Annuitants are ages 50 through 80, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Maturity Date. If on any contract anniversary any Annuitant is older than age 80, you may not reset your benefit base. Because the Maturity Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you to our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

Monthly Income

The Maturity Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Maturity Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Maturity Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Maturity Date or on the annual anniversary of the Maturity Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

GUARANTEED PAYMENT FLOOR. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Maturity Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider change, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Maturity Date and the income base as of the Maturity Date; and

   (b) is the Contract Value on the Valuation Day prior to the Maturity Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Maturity Date, and your Contract Value on the Maturity Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your premium payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, MINUS an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Maturity Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Maturity Date and the contract will terminate on the Maturity Date.

SUBSEQUENT MONTHLY INCOME. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Maturity Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Maturity Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Maturity Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Maturity Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, MINUS 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, PLUS 12 multiplied by the actual subsequent monthly income for the current annuity year, MINUS 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Maturity Date, you may request to terminate your contract and this rider. If the free look period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) MINUS (ii) MINUS (iii), where:

      (i) is the income base less any premium tax;

     (ii) is the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) MINUS (ii) MINUS (iii) PLUS (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Maturity Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Maturity Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the

Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value: If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of premium payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Maturity Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Maturity Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. Accordingly, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. If the last Annuitant dies after the Maturity Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Maturity Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract but is not applied to the benefit base at issue;

   (3) the owner makes no additional premium payments or partial withdrawals;

   (4) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the benefit base is reset on each contract anniversary;

   (7) the Maturity Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

 (10)  there is no premium tax.

On the Maturity Date, the income base is set equal to the benefit base.

                                                               ADDITIONAL
                      MONTHLY                                    DEATH
               ANNUAL  LEVEL  GUARANTEED          ADJUSTMENT   PROCEEDS -
       ANNUITY INCOME INCOME   PAYMENT   MONTHLY    ACCOUNT    BEGINNING
        YEAR   AMOUNT AMOUNT    FLOOR    INCOME  (END OF YEAR)  OF YEAR
       ------------------------------------------------------------------
          1    $6,843  $570      $613     $613      $  507      $105,000
          2     6,580   548       613      613       1,277        97,650
          3     6,327   527       613      613       2,301        90,300
          4     6,083   507       613      613       3,568        82,950
          5     5,849   487       613      613       5,068        75,600
       ------------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $105,000 x .06517 = $6,843). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $570 ($6,843 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($105,000 x .07) / 12 = $613). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $613 and $570. The additional death proceeds equal the income base MINUS the sum of all monthly income paid.

This next example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract but is not applied to the benefit base at issue;

   (3) the owner makes no additional premium payments or withdrawals;

   (4) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 8%;

   (6) the benefit base is reset on the first contract anniversary;

   (7) the Contract Value at the end of the first contract year is $113,400;

   (8) the Maturity Date is the first contract anniversary;

   (9) the guaranteed payment floor percentage is 7%; and

 (10)  there is no premium tax.

                                                      INCOME
                                                    BASE, LESS
                                                    COMMUTATION
                                                      CHARGE,
            ANNUAL MONTHLY COMMUTATION ADJUSTMENT  LESS MONTHLY  COMMUTATION
    ANNUITY INCOME INCOME    BASE -     ACCOUNT -  INCOME PAID -   VALUE -
     YEAR   AMOUNT  PAID   END OF YEAR END OF YEAR  END OF YEAR  END OF YEAR
    ------------------------------------------------------------------------
       1    $7,146 $7,938   $114,754     $  792       $97,462      $97,462
       2     7,421  7,938    115,919      1,308        90,524       90,524
       3     7,707  7,938    116,869      1,539        83,586       83,586
       4     8,003  7,938    117,575      1,474        76,648       76,648
       5     8,311  7,938    118,006      1,101        69,710       69,710
       6     8,631  7,938    118,125        409        62,772       62,772
       7     8,963  8,554    117,895          0        55,218       55,218
    ------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($113,400 - $7,146) x 1.08 = $114,754). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($113,400 - 8% x $100,000 - $7,938 = $97,462) and
(ii) the commutation base, less the commutation charge, less the value of the adjustment account ($114,754 - 8% x $100,000 - $0 = $106,754). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($114,754 - $7,421) x 1.08 = $115,919).

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL AND TOTAL SURRENDERS. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Riders are subject to tax as partial withdrawals.

Any monthly income payments and other distributions received before the Maturity Date pursuant to Guaranteed Income Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" provision in the "Guaranteed Income Advantage" section of the prospectus.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and any monthly income payments and other distributions received before the Maturity Date pursuant to Guaranteed Income Advantage are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date:

  . the death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan;

  . if not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON SURRENDERS, PARTIAL SURRENDERS OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or a transfer between the Subaccounts may result in payments not qualifying for this exception.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT
PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE CONTRACT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA, a SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally were not required, and 2009 distributions that otherwise would have been required may be eligible for rollover. Required minimum distributions must be taken under the usual tax rules for the 2010 and subsequent tax years.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.0% of a contract owner's aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of your aggregate premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative is employed.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2009, 2008 and 2007, $64.1 million, $91.1 million and $140.1 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new premium payments received. In 2009, 2008 and 2007, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Extra) is no longer offered or sold.

ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before actions on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES -- DEATH BENEFIT CALCULATIONS

BASIC DEATH BENEFIT

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

ANNUITANT'S END OF CONTRACT     BASIC
    AGE      YEAR   VALUE   DEATH BENEFIT
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        PREMIUM CONTRACT     BASIC
 DATE   PAYMENT  VALUE   DEATH BENEFIT
--------------------------------------
3/31/09 $20,000 $20,000     $20,000
3/31/17          20,000      20,000
3/31/18          14,000      20,000
--------------------------------------

If a partial surrender of $7,000 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) the owner takes no partial surrenders; then

END OF ANNUITANT'S CONTRACT     DEATH
 YEAR      AGE      VALUE   BENEFIT AMOUNT
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) will reduce the Annual Step-Up Death Benefit by the proportion that the partial surrender (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying mutual fund expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional premium payments;

   (4) the owner takes annual partial surrenders equal to 5% of premium payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    PARTIAL
END OF ANNUITANT'S WITHDRAWAL CONTRACT   5% ROLLUP
 YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
  10       80         5,000     50,000    100,000
  11       81         5,000     45,000    100,000
  12       82         5,000     40,000    100,000
  13       83         5,000     35,000    100,000
  14       84         5,000     30,000    100,000
  15       85         5,000     25,000    100,000
  16       86         5,000     20,000    100,000
  17       87         5,000     15,000     95,000
  18       88         5,000     10,000     90,000
  19       89         5,000      5,000     85,000
  20       90         5,000          0          0
----------------------------------------------------

Partial surrenders amounting to 5% or less of premium payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial surrender is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial surrender is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial surrender.

Partial surrenders exceeding 5% of premium payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial surrender, including any surrender charges, and any premium taxes assessed, reduces your Contract Value). All partial surrenders that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                         5% ROLLUP    5% ROLLUP
                                       DEATH BENEFIT    DEATH
                                          OPTION       BENEFIT
                                        BEFORE ANY   OPTION AFTER
          PURCHASE  PARTIAL   CONTRACT    PARTIAL    THE PARTIAL
  DATE    PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial surrenders before the Annuitant's death.

                 PREMIUM  CONTRACT           DEATH   EARNINGS PROTECTOR
         DATE    PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
        ---------------------------------------------------------------
        8/01/09  $100,000 $100,000 $      0 $100,000      $     0
        8/01/24            300,000  200,000  300,000       70,000
        ---------------------------------------------------------------

The Annuitant's death and notification of the death occurs on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the premium payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE STATE MODIFICATIONS AND PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 70 on the Contract Date then:

ANNUITANT'S END OF CONTRACT     BASIC
    AGE      YEAR   VALUE   DEATH BENEFIT
-----------------------------------------
    71         1   $103,000   $103,000
    72         2    110,000    110,000
    73         3     80,000    110,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    160,000
    79         9     90,000    160,000
    80        10    170,000    170,000
    81        11    140,000    170,000
    82        12    190,000    190,000
    83        13    150,000    170,000
-----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

        PREMIUM CONTRACT     BASIC
 DATE   PAYMENT  VALUE   DEATH BENEFIT
--------------------------------------
3/31/09 $50,000 $50,000     $50,000
3/31/17          50,000      50,000
3/31/18          35,000      50,000
--------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the Contract Date then:

ANNUITANT'S END OF CONTRACT  UNADJUSTED
    AGE      YEAR   VALUE   DEATH BENEFIT
-----------------------------------------
    71         1   $103,000   $103,000
    72         2    110,000    110,000
    73         3     80,000    110,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    160,000
    79         9     90,000    160,000
    80        10    170,000    170,000
    81        11    140,000    170,000
    82        12    190,000    190,000
    83        13    150,000    170,000
-----------------------------------------

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

        PREMIUM CONTRACT  UNADJUSTED
 DATE   PAYMENT  VALUE   DEATH BENEFIT
--------------------------------------
3/31/09 $50,000 $50,000     $50,000
3/31/17          50,000      50,000
3/31/18          35,000      50,000
--------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL ENHANCED DEATH BENEFIT

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he takes no partial surrenders before the Annuitant's death.

                           CONTRACT           DEATH   OPTIONAL ENHANCED
          DATE    PREMIUM   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         --------------------------------------------------------------
         8/01/09  $100,000 $100,000 $      0 $100,000      $     0
         8/01/24            300,000  200,000  300,000       70,000
         --------------------------------------------------------------

The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                    WITH SEPARATE ACCOUNT EXPENSES OF 1.55%

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 7.68            $11.17        253,797    2009
                                                                           16.21              7.68        310,524    2008
                                                                           16.25             16.21        349,906    2007
                                                                           14.61             16.25        403,664    2006
                                                                           14.61             14.61        444,390    2005
                                                                           12.90             14.61        402,224    2004
                                                                           10.00             12.90        223,480    2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 5.28            $ 6.30        519,550    2009
                                                                            9.33              5.28        587,081    2008
                                                                            8.46              9.33        699,441    2007
                                                                            8.08              8.46        943,675    2006
                                                                            8.08              8.08        742,223    2005
                                                                            7.19              8.08        832,721    2004
                                                                            5.63              7.19        805,095    2003
                                                                            7.57              5.63        891,959    2002
                                                                           10.02              7.57        692,521    2001
                                                                           10.00             10.02             --    2000
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.91            $ 9.99        495,665    2009
                                                                           11.50              7.91        647,977    2008
                                                                           10.80             11.50        767,869    2007
                                                                           10.00             10.80        888,038    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $10.23            $13.58        390,153    2009
                                                                           17.47             10.23        431,817    2008
                                                                           15.51             17.47        610,810    2007
                                                                           12.32             15.51        437,760    2006
                                                                           12.32             12.32        221,021    2005
                                                                           10.00             12.32          5,285    2004
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 7.00            $ 8.58        103,375    2009
                                                                           10.19              7.00        112,127    2008
                                                                           10.00             10.19         71,492    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 9.06            $13.66         75,439    2009
                                                                           17.52              9.06         86,683    2008
                                                                           14.84             17.52        106,174    2007
                                                                           13.91             14.84         80,088    2006
                                                                           13.91             13.91         84,897    2005
                                                                           13.17             13.91         81,228    2004
                                                                           10.00             13.17         58,401    2003
-------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           $ 8.19            $ 9.71       1,626,444   2009
                                                                      14.03              8.19       1,965,330   2008
                                                                      13.59             14.03       2,313,250   2007
                                                                      11.80             13.59       2,749,367   2006
                                                                      11.80             11.80       3,297,027   2005
                                                                      10.47             11.80       3,655,917   2004
                                                                       8.04             10.47       3,536,951   2003
                                                                      10.51              8.04       2,911,023   2002
                                                                      10.66             10.51       2,024,535   2001
                                                                      10.00             10.66              --   2000
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         $ 7.69            $10.17         631,241   2009
                                                                      16.72              7.69         701,779   2008
                                                                      16.08             16.72       1,105,061   2007
                                                                      12.09             16.08         821,139   2006
                                                                      12.09             12.09         316,268   2005
                                                                      10.00             12.09          18,860   2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            $ 5.20            $ 7.02         623,400   2009
                                                                       8.77              5.20         753,996   2008
                                                                       7.84              8.77         864,445   2007
                                                                       8.02              7.84       1,172,428   2006
                                                                       8.02              8.02       1,307,048   2005
                                                                       6.65              8.02       1,547,005   2004
                                                                       5.47              6.65       1,382,595   2003
                                                                       8.04              5.47       1,365,964   2002
                                                                       9.89              8.04         961,910   2001
                                                                      10.00              9.89              --   2000
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $ 6.71            $ 9.33         144,412   2009
                                                                      12.53              6.71         159,701   2008
                                                                      11.19             12.53         176,048   2007
                                                                      10.29             11.19         199,178   2006
                                                                      10.29             10.29         207,430   2005
                                                                       8.85             10.29         237,089   2004
                                                                       6.05              8.85         216,435   2003
                                                                       9.04              6.05         183,775   2002
                                                                      10.54              9.04         153,846   2001
                                                                      10.00             10.54              --   2000
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $10.40            $11.29         355,915   2009
                                                                      10.73             10.40         304,326   2008
                                                                       9.96             10.73          56,343   2007
                                                                       9.96              9.96          40,719   2006
                                                                       9.96              9.96          46,808   2005
                                                                      10.00              9.96              --   2004
--------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $ 8.16            $10.52          77,145   2009
                                                                      13.14              8.16         111,666   2008
                                                                      13.15             13.14         206,430   2007
                                                                      10.98             13.15         167,037   2006
                                                                      10.98             10.98          35,061   2005
                                                                      10.00             10.98          19,230   2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $11.52            $13.71         424,748   2009
                                                                      14.57             11.52         586,975   2008
                                                                      12.67             14.57         277,167   2007
                                                                      11.06             12.67          50,256   2006
                                                                      11.06             11.06           6,414   2005
                                                                      10.00             11.06              --   2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III                             $ 7.69            $ 9.59          69,834   2009
                                                                                 13.22              7.69          67,796   2008
                                                                                 12.43             13.22          44,543   2007
                                                                                 11.81             12.43          41,490   2006
                                                                                 11.81             11.81          33,044   2005
                                                                                 10.00             11.81          14,204   2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 7.70            $ 9.70          70,287   2009
                                                                                 13.07              7.70          93,871   2008
                                                                                 13.43             13.07          86,746   2007
                                                                                 12.15             13.43          77,865   2006
                                                                                 12.15             12.15          55,502   2005
                                                                                 10.00             12.15          26,493   2004
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $10.47            $13.06         276,853   2009
                                                                                 17.57             10.47         353,212   2008
                                                                                 15.19             17.57         411,056   2007
                                                                                 14.54             15.19         452,556   2006
                                                                                 14.54             14.54         395,790   2005
                                                                                 12.35             14.54         282,933   2004
                                                                                 10.00             12.35         175,248   2003
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $13.10            $17.80         378,096   2009
   Class B                                                                       25.84             13.10         477,386   2008
                                                                                 21.93             25.84         687,950   2007
                                                                                 18.08             21.93         571,028   2006
                                                                                 18.08             18.08         410,848   2005
                                                                                 13.38             18.08         354,815   2004
                                                                                 10.00             13.38         112,226   2003
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares          $ 5.15            $ 6.78          18,392   2009
                                                                                  7.98              5.15          20,391   2008
                                                                                  7.52              7.98          24,127   2007
                                                                                  6.99              7.52          41,946   2006
                                                                                  6.99              6.99          47,857   2005
                                                                                  6.55              6.99          62,357   2004
                                                                                  5.28              6.55          67,447   2003
                                                                                  7.55              5.28          79,343   2002
                                                                                  9.91              7.55          50,098   2001
                                                                                 10.00              9.91              --   2000
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.82            $11.11         629,930   2009
                                                                                 10.90              7.82         656,634   2008
                                                                                 10.90             10.90         869,157   2007
                                                                                 10.49             10.90       1,315,245   2006
                                                                                 10.49             10.49       1,386,994   2005
                                                                                 10.13             10.49         851,848   2004
                                                                                 10.00             10.13         336,033   2003
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $12.35            $13.42         138,548   2009
                                                                                 13.50             12.35         163,598   2008
                                                                                 12.91             13.50         216,591   2007
                                                                                 13.11             12.91         234,422   2006
                                                                                 13.11             13.11         262,400   2005
                                                                                 11.90             13.11         259,127   2004
                                                                                 10.00             11.90         171,328   2003
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    $ 8.86            $12.53          34,585   2009
                                                                         12.40              8.86          20,277   2008
                                                                         11.27             12.40          15,736   2007
                                                                         10.83             11.27          17,822   2006
                                                                         10.83             10.83           9,970   2005
                                                                         10.00             10.83           5,174   2004
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $10.48            $15.73         466,085   2009
                                                                         14.40             10.48         503,426   2008
                                                                         14.18             14.40         774,989   2007
                                                                         13.02             14.18         882,095   2006
                                                                         13.02             13.02         886,651   2005
                                                                         11.92             13.02       1,182,431   2004
                                                                          9.94             11.92       1,271,502   2003
                                                                          9.96              9.94         754,227   2002
                                                                          9.98              9.96         296,066   2001
                                                                         10.00              9.98              --   2000
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $12.54            $15.94         329,438   2009
                                                                         21.93             12.54         380,892   2008
                                                                         18.47             21.93         438,026   2007
                                                                         16.37             18.47         492,586   2006
                                                                         16.37             16.37         492,961   2005
                                                                         13.30             16.37         365,973   2004
                                                                         10.00             13.30         244,317   2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $ 8.86            $11.23         104,499   2009
                                                                         12.66              8.86         102,725   2008
                                                                         11.16             12.66          70,714   2007
                                                                         10.58             11.16          60,663   2006
                                                                         10.58             10.58          49,579   2005
                                                                         10.00             10.58          38,542   2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 7.23            $ 9.85         129,334   2009
                                                                         11.16              7.23         115,182   2008
                                                                         10.42             11.16         113,591   2007
                                                                         10.00             10.42          24,876   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.28            $12.37       2,379,393   2009
                                                                         16.44              9.28       2,797,132   2008
                                                                         14.24             16.44       3,510,594   2007
                                                                         12.98             14.24       3,808,381   2006
                                                                         12.98             12.98       3,663,181   2005
                                                                          9.97             12.98       3,199,392   2004
                                                                          7.90              9.97       2,500,583   2003
                                                                          8.87              7.90       1,636,324   2002
                                                                         10.30              8.87       1,030,180   2001
                                                                         10.00             10.30              --   2000
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.53            $12.74          51,063   2009
                                                                         16.51              9.53          61,835   2008
                                                                         15.71             16.51          49,866   2007
                                                                         14.02             15.71          59,236   2006
                                                                         14.02             14.02          59,039   2005
                                                                         11.84             14.02          12,019   2004
                                                                         10.00             11.84           5,632   2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $ 7.72            $ 9.87       1,816,823   2009
                                                                  13.71              7.72       2,127,820   2008
                                                                  13.75             13.71       2,830,957   2007
                                                                  11.65             13.75       3,159,627   2006
                                                                  11.65             11.65       3,364,432   2005
                                                                  10.23             11.65       3,588,328   2004
                                                                   7.99             10.23       3,121,487   2003
                                                                   9.80              7.99       2,403,844   2002
                                                                  10.50              9.80       1,365,566   2001
                                                                  10.00             10.50              --   2000
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $ 6.87            $ 8.59         512,064   2009
                                                                  12.01              6.87         597,517   2008
                                                                  10.91             12.01         856,478   2007
                                                                   9.81             10.91         843,183   2006
                                                                   9.81              9.81         994,717   2005
                                                                   8.93              9.81       1,087,098   2004
                                                                   7.35              8.93       1,011,337   2003
                                                                   8.98              7.35         693,243   2002
                                                                  10.02              8.98         468,228   2001
                                                                  10.00             10.02              --   2000
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $ 5.11            $ 6.44         842,569   2009
                                                                   9.85              5.11       1,005,670   2008
                                                                   7.90              9.85       1,206,421   2007
                                                                   7.53              7.90       1,394,378   2006
                                                                   7.53              7.53       1,693,489   2005
                                                                   7.14              7.53       1,794,297   2004
                                                                   5.47              7.14       1,771,749   2003
                                                                   7.97              5.47       1,455,273   2002
                                                                   9.86              7.97       1,072,068   2001
                                                                  10.00              9.86              --   2000
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $ 9.61            $10.92         189,862   2009
                                                                  10.11              9.61         127,778   2008
                                                                  10.00             10.11         108,860   2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $13.19            $18.14       1,088,299   2009
                                                                  22.18             13.19       1,487,025   2008
                                                                  19.53             22.18       1,707,385   2007
                                                                  17.65             19.53       1,954,635   2006
                                                                  17.65             17.65       2,191,560   2005
                                                                  12.38             17.65       2,207,419   2004
                                                                   9.09             12.38       1,984,231   2003
                                                                  10.26              9.09       1,406,009   2002
                                                                  10.81             10.26         904,922   2001
                                                                  10.00             10.81              --   2000
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $ 6.46            $10.00          56,639   2009
                                                                  13.47              6.46          57,286   2008
                                                                  12.98             13.47         105,476   2007
                                                                  11.36             12.98          35,422   2006
                                                                  11.36             11.36          23,971   2005
                                                                  10.00             11.36          17,138   2004
----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares              $ 8.56            $11.43       1,030,886   2009
                                                                  12.37              8.56       1,309,413   2008
                                                                  12.11             12.37       1,410,686   2007
                                                                  10.40             12.11       1,040,407   2006
                                                                  10.40             10.40         193,835   2005
                                                                  10.00             10.40              --   2004
----------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.26            $ 8.03         185,893   2009
                                                                                    9.91              6.26         149,298   2008
                                                                                   10.00              9.91          80,224   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.88            $ 8.54         522,899   2009
                                                                                   11.12              6.88         499,955   2008
                                                                                   10.91             11.12         404,109   2007
                                                                                   10.00             10.91         220,642   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.32            $ 8.16         174,712   2009
                                                                                   11.13              6.32         183,463   2008
                                                                                   11.05             11.13         250,969   2007
                                                                                   10.00             11.05         137,701   2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.35            $10.31         503,508   2009
                                                                                   12.65              8.35         605,356   2008
                                                                                   11.67             12.65         707,457   2007
                                                                                   10.06             11.67         768,833   2006
                                                                                   10.06             10.06         860,084   2005
                                                                                    9.10             10.06         883,423   2004
                                                                                    7.45              9.10         755,568   2003
                                                                                    9.18              7.45         638,469   2002
                                                                                   10.22              9.18         370,356   2001
                                                                                   10.00             10.22              --   2000
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $12.52            $13.30         500,623   2009
                                                                                   13.40             12.52         608,340   2008
                                                                                   12.99             13.40         751,712   2007
                                                                                   12.64             12.99         787,393   2006
                                                                                   12.64             12.64         858,731   2005
                                                                                   12.35             12.64         871,008   2004
                                                                                   12.11             12.35         777,647   2003
                                                                                   11.20             12.11         428,292   2002
                                                                                   10.59             11.20              --   2001
                                                                                   10.00             10.59              --   2000
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.90            $16.57         882,466   2009
                                                                                   19.44             11.90       1,067,589   2008
                                                                                   17.54             19.44       1,340,461   2007
                                                                                   16.43             17.54       1,527,148   2006
                                                                                   16.43             16.43       1,780,740   2005
                                                                                   13.07             16.43       1,941,317   2004
                                                                                    9.99             13.07       1,921,279   2003
                                                                                   11.77              9.99       1,470,539   2002
                                                                                   11.91             11.77         925,132   2001
                                                                                   10.00             11.91              --   2000
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $11.80            $11.65       2,766,474   2009
                                                                                   11.72             11.80       4,997,901   2008
                                                                                   11.35             11.72       3,716,548   2007
                                                                                   11.01             11.35       2,937,592   2006
                                                                                   11.01             11.01       2,577,746   2005
                                                                                   10.95             11.01       3,221,365   2004
                                                                                   11.03             10.95       4,469,083   2003
                                                                                   11.04             11.03       6,527,401   2002
                                                                                   10.79             11.04       5,506,423   2001
                                                                                   10.00             10.79              --   2000
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $10.01            $ 9.88              --   2009
                                                                                   10.00             10.01       61,964.02   2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 7.05            $ 9.64         660,659   2009
                                                         11.31              7.05         801,632   2008
                                                         10.91             11.31         941,818   2007
                                                         10.16             10.91       1,136,438   2006
                                                         10.16             10.16       1,348,141   2005
                                                          9.67             10.16       1,658,130   2004
                                                          7.62              9.67       1,501,667   2003
                                                          9.79              7.62         991,434   2002
                                                         10.95              9.79         661,897   2001
                                                         10.00             10.95              --   2000
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $18.66            $24.95         257,035   2009
                                                         29.64             18.66         300,695   2008
                                                         35.36             29.64         355,506   2007
                                                         27.00             35.36         479,704   2006
                                                         27.00             27.00         470,137   2005
                                                         18.82             27.00         432,217   2004
                                                         13.92             18.82         173,564   2003
                                                         14.33             13.92              --   2002
                                                         13.01             14.33              --   2001
                                                         10.00             13.01              --   2000
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 6.98            $ 8.68       2,832,523   2009
                                                         11.33              6.98       3,441,149   2008
                                                         10.95             11.33       3,979,278   2007
                                                          9.64             10.95       4,557,583   2006
                                                          9.64              9.64       5,271,003   2005
                                                          8.61              9.64       5,659,983   2004
                                                          6.82              8.61       5,151,099   2003
                                                          8.92              6.82       3,327,158   2002
                                                         10.33              8.92       2,022,411   2001
                                                         10.00             10.33              --   2000
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $10.55            $13.60         783,305   2009
                                                         17.18             10.55         938,878   2008
                                                         17.04             17.18       1,159,588   2007
                                                         15.28             17.04       1,361,845   2006
                                                         15.28             15.28       1,551,621   2005
                                                         12.50             15.28       1,644,133   2004
                                                         10.23             12.50       1,344,294   2003
                                                         12.06             10.23       1,031,289   2002
                                                         11.14             12.06         755,731   2001
                                                         10.00             11.14              --   2000
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $10.65            $12.67       2,161,731   2009
                                                         15.30             10.65       2,557,540   2008
                                                         13.92             15.30       3,278,990   2007
                                                         12.43             13.92       3,366,776   2006
                                                         12.43             12.43       3,381,032   2005
                                                         11.43             12.43       2,518,490   2004
                                                          9.65             11.43       1,115,018   2003
                                                         10.81              9.65              --   2002
                                                         11.31             10.81              --   2001
                                                         10.00             11.31              --   2000
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 8.11            $ 9.62         977,375   2009
                                                         11.66              8.11       1,141,400   2008
                                                         10.61             11.66       1,025,539   2007
                                                         10.00             10.61         621,120   2006
-------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 8.09            $10.48         562,748   2009
                                                                       12.85              8.09         681,997   2008
                                                                       12.08             12.85         849,666   2007
                                                                       10.57             12.08         989,980   2006
                                                                       10.57             10.57       1,091,014   2005
                                                                        9.83             10.57       1,164,537   2004
                                                                        8.10              9.83         991,088   2003
                                                                       10.19              8.10         850,706   2002
                                                                       11.31             10.19         424,645   2001
                                                                       10.00             11.31              --   2000
---------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.43            $ 9.52          22,616   2009
                                                                       10.00              6.43          12,330   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.57            $ 8.55          62,951   2009
                                                                       10.00              6.57          57,290   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.02            $ 9.04           7,397   2009
                                                                       10.00              7.02           2,694   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.59            $ 8.68         167,555   2009
                                                                       10.00              7.59         143,253   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.58            $11.31         108,653   2009
   Service Shares                                                      10.00             10.58          82,764   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.47            $ 9.81         177,745   2009
   Service Shares                                                      10.00              7.47         173,881   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.24            $10.38         220,817   2009
                                                                       10.00              7.24         244,561   2008
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                    $16.77            $21.98          95,948   2009
                                                                       27.06             16.77         110,820   2008
                                                                       26.63             27.06         134,695   2007
                                                                       23.29             26.63         117,222   2006
                                                                       23.29             23.29         113,365   2005
                                                                       16.91             23.29              --   2004
                                                                       13.38             16.91              --   2003
                                                                       14.26             13.38              --   2002
                                                                       12.93             14.26              --   2001
                                                                       10.00             12.93              --   2000
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                               $ 4.91            $ 6.64         323,589   2009
                                                                        9.03              4.91         401,230   2008
                                                                        8.39              9.03         463,371   2007
                                                                        7.22              8.39         529,435   2006
                                                                        7.22              7.22         621,710   2005
                                                                        6.75              7.22         709,108   2004
                                                                        5.55              6.75         862,248   2003
                                                                        7.58              5.55         926,587   2002
                                                                        9.95              7.58         734,734   2001
                                                                       10.00              9.95              --   2000
---------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                  $10.86            $13.42       1,363,078   2009
                                                         13.14             10.86       1,615,669   2008
                                                         12.10             13.14       1,876,853   2007
                                                         11.13             12.10       2,060,886   2006
                                                         11.13             11.13       2,324,941   2005
                                                          9.85             11.13       2,698,842   2004
                                                          8.79              9.85       2,824,447   2003
                                                          9.57              8.79       2,432,706   2002
                                                         10.22              9.57       1,665,771   2001
                                                         10.00             10.22              --   2000
-------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                $ 5.34            $ 7.59         257,148   2009
                                                          9.65              5.34         325,761   2008
                                                          8.06              9.65         364,325   2007
                                                          7.22              8.06         464,119   2006
                                                          7.22              7.22         525,319   2005
                                                          5.52              7.22         635,937   2004
                                                          4.16              5.52         687,408   2003
                                                          5.88              4.16         624,162   2002
                                                          9.89              5.88         584,053   2001
                                                         10.00              9.89              --   2000
-------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                     $ 7.78            $11.19         655,768   2009
                                                         14.20              7.78         786,493   2008
                                                         10.56             14.20         762,526   2007
                                                          9.83             10.56         593,701   2006
                                                          9.83              9.83         701,341   2005
                                                          7.63              9.83         729,605   2004
                                                          6.45              7.63         722,696   2003
                                                          7.79              6.45         696,080   2002
                                                         10.12              7.79         517,425   2001
                                                         10.00             10.12              --   2000
-------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares         $ 2.68            $ 4.15         238,449   2009
                                                          4.87              2.68         280,457   2008
                                                          4.06              4.87         337,829   2007
                                                          3.83              4.06         360,791   2006
                                                          3.83              3.83         437,494   2005
                                                          3.52              3.83         523,062   2004
                                                          2.44              3.52         557,721   2003
                                                          4.20              2.44         485,001   2002
                                                          6.80              4.20         366,095   2001
                                                         10.00              6.80              --   2000
-------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                     $ 5.17            $ 6.92         257,483   2009
                                                          8.73              5.17         342,185   2008
                                                          7.73              8.73         399,694   2007
                                                          7.06              7.73         478,604   2006
                                                          7.06              7.06         502,840   2005
                                                          6.72              7.06         598,520   2004
                                                          5.19              6.72         708,129   2003
                                                          7.20              5.19         895,802   2002
                                                          9.74              7.20         831,173   2001
                                                         10.00              9.74              --   2000
-------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                            $ 9.48            $16.71         238,203   2009
                                                                                   20.15              9.48         287,825   2008
                                                                                   15.99             20.15         374,893   2007
                                                                                   11.07             15.99         462,916   2006
                                                                                   11.07             11.07         528,127   2005
                                                                                    7.30             11.07         632,651   2004
                                                                                    5.51              7.30         783,828   2003
                                                                                    7.54              5.51         569,079   2002
                                                                                   10.00              7.54         483,425   2001
                                                                                   10.00             10.00              --   2000
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.16            $12.10          76,433   2009
                                                                                   15.65              9.16          78,132   2008
                                                                                   15.84             15.65          97,259   2007
                                                                                   14.53             15.84         117,202   2006
                                                                                   14.53             14.53         103,020   2005
                                                                                   12.57             14.53          97,226   2004
                                                                                   10.00             12.57          40,786   2003
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.40            $ 7.73           4,049   2009
   Class II                                                                         9.99              6.40           6,766   2008
                                                                                   10.00              9.99          12,090   2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.93            $ 7.55         190,715   2009
   Class I                                                                          9.50              5.93         220,939   2008
                                                                                   10.00              9.50         277,036   2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 4.99            $ 6.84         388,103   2009
                                                                                    8.04              4.99         496,571   2008
                                                                                    7.36              8.04         579,284   2007
                                                                                    6.97              7.36         640,520   2006
                                                                                    6.97              6.97         767,848   2005
                                                                                    6.33              6.97         867,863   2004
                                                                                    5.24              6.33         825,604   2003
                                                                                    7.37              5.24         674,430   2002
                                                                                    9.95              7.37         523,835   2001
                                                                                   10.00              9.95              --   2000
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.09            $ 8.84         313,110   2009
                                                                                   10.79              7.09         381,088   2008
                                                                                    9.96             10.79         439,913   2007
                                                                                    8.98              9.96         513,115   2006
                                                                                    8.98              8.98         550,802   2005
                                                                                    7.79              8.98         596,002   2004
                                                                                    6.49              7.79         636,942   2003
                                                                                    8.37              6.49         569,040   2002
                                                                                   10.13              8.37         398,733   2001
                                                                                   10.00             10.13              --   2000
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                             $ 6.29            $10.10         425,542   2009
                                                                                   10.57              6.29         522,414   2008
                                                                                   10.50             10.57         593,023   2007
                                                                                    9.45             10.50         752,108   2006
                                                                                    9.45              9.45         898,313   2005
                                                                                    8.74              9.45       1,060,709   2004
                                                                                    6.65              8.74       1,103,765   2003
                                                                                    9.90              6.65         689,395   2002
                                                                                   10.62              9.90         420,474   2001
                                                                                   10.00             10.62              --   2000
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  $ 8.88            $10.29         226,161   2009
                                                                       11.61              8.88         256,264   2008
                                                                       11.35             11.61         352,495   2007
                                                                       10.32             11.35         301,075   2006
                                                                       10.32             10.32         172,751   2005
                                                                       10.00             10.32              --   2004
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                     $11.45            $14.98         524,340   2009
                                                                       18.70             11.45         659,273   2008
                                                                       14.89             18.70         812,483   2007
                                                                       11.55             14.89         921,103   2006
                                                                       11.55             11.55         984,668   2005
                                                                        7.87             11.55         909,963   2004
                                                                        5.90              7.87         769,858   2003
                                                                        7.77              5.90         788,287   2002
                                                                       10.45              7.77         495,483   2001
                                                                       10.00             10.45              --   2000
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      $ 6.89            $ 8.25         146,812   2009
                                                                       12.42              6.89         183,387   2008
                                                                       12.19             12.42         233,738   2007
                                                                       11.17             12.19         192,181   2006
                                                                       11.17             11.17         188,616   2005
                                                                       10.00             11.17          91,270   2004
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $ 8.48            $12.03         148,774   2009
                                                                       15.84              8.48         178,630   2008
                                                                       14.13             15.84         221,153   2007
                                                                       13.33             14.13         219,660   2006
                                                                       13.33             13.33         222,944   2005
                                                                       12.30             13.33         276,251   2004
                                                                       10.00             12.30         141,887   2003
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             $ 9.22            $12.65       1,308,627   2009
                                                                       15.70              9.22       1,553,196   2008
                                                                       15.03             15.70       1,799,795   2007
                                                                       13.01             15.03       1,948,300   2006
                                                                       13.01             13.01       1,980,283   2005
                                                                        9.90             13.01       1,975,557   2004
                                                                        7.04              9.90       1,684,197   2003
                                                                        9.21              7.04       1,180,542   2002
                                                                       10.65              9.21         769,774   2001
                                                                       10.00             10.65              --   2000
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $ 6.88            $ 8.67         994,610   2009
                                                                       11.39              6.88       1,105,835   2008
                                                                       11.10             11.39       1,066,533   2007
                                                                        9.83             11.10       1,211,289   2006
                                                                        9.83              9.83       1,311,178   2005
                                                                        8.78              9.83       1,404,977   2004
                                                                        7.06              8.78       1,369,810   2003
                                                                        8.85              7.06       1,022,503   2002
                                                                       10.02              8.85         648,023   2001
                                                                       10.00             10.02              --   2000
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $11.61            $15.65         285,805   2009
                                                                       19.03             11.61         337,618   2008
                                                                       19.60             19.03         411,814   2007
                                                                       17.36             19.60         453,541   2006
                                                                       17.36             17.36         390,728   2005
                                                                       13.70             17.36         325,250   2004
                                                                       10.00             13.70         179,885   2003
---------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                      $ 8.21            $10.69         100,437
                                                                                      16.41              8.21         106,270
                                                                                      15.72             16.41         120,129
                                                                                      15.55             15.72         151,351
                                                                                      15.55             15.55         157,401
                                                                                      11.99             15.55         143,872
                                                                                      10.00             11.99          98,783
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $ 9.45            $11.29         159,186
                                                                                      11.41              9.45         136,191
                                                                                      10.71             11.41         123,917
                                                                                      10.41             10.71         116,852
                                                                                      10.41             10.41          50,984
                                                                                      10.00             10.41              --
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $12.37            $14.08         152,785
                                                                                      12.87             12.37         187,706
                                                                                      12.62             12.87         245,163
                                                                                      12.54             12.62         273,266
                                                                                      12.54             12.54         290,962
                                                                                      11.66             12.54         272,789
                                                                                      11.58             11.66         299,903
                                                                                      10.87             11.58         257,548
                                                                                      10.26             10.87         137,334
                                                                                      10.00             10.26              --
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $10.92            $15.08       1,053,773
                                                                                      14.50             10.92       1,216,889
                                                                                      14.23             14.50       1,519,314
                                                                                      13.25             14.23       1,745,663
                                                                                      13.25             13.25       1,946,082
                                                                                      11.98             13.25       2,162,053
                                                                                       9.91             11.98       1,984,037
                                                                                      10.19              9.91       1,278,710
                                                                                      10.11             10.19         546,148
                                                                                      10.00             10.11              --
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $17.39            $16.37         880,562
                                                                                      15.06             17.39       1,090,944
                                                                                      13.94             15.06       1,159,761
                                                                                      13.99             13.94       1,211,447
                                                                                      13.99             13.99       1,408,930
                                                                                      12.81             13.99       1,533,481
                                                                                      12.53             12.81       1,812,531
                                                                                      10.82             12.53       1,950,656
                                                                                      10.38             10.82         772,119
                                                                                      10.00             10.38              --
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $10.59            $11.82         831,965
                                                                                      10.80             10.59         577,373
                                                                                      10.22             10.80         559,206
                                                                                       9.98             10.22         123,239
                                                                                       9.98              9.98          84,504
                                                                                      10.00              9.98              --
--------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
                                                                               2000
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
                                                                               2000
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
                                                                               2000
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
-----------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.22            $15.96       3,178,817   2009
                                                                 13.78             14.22       3,206,095   2008
                                                                 12.87             13.78       3,466,049   2007
                                                                 12.59             12.87       3,733,384   2006
                                                                 12.59             12.59       3,978,152   2005
                                                                 12.09             12.59       4,166,435   2004
                                                                 11.69             12.09       4,233,517   2003
                                                                 10.89             11.69       3,218,419   2002
                                                                 10.20             10.89       1,379,026   2001
                                                                 10.00             10.20              --   2000
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                      $ 3.56            $ 5.33         264,613   2009
                                                                  6.23              3.56         290,017   2008
                                                                  5.37              6.23         311,947   2007
                                                                  5.15              5.37         385,223   2006
                                                                  5.15              5.15       1,545,088   2005
                                                                  4.81              5.15         960,416   2004
                                                                  3.36              4.81         456,660   2003
                                                                  5.58              3.36         361,438   2002
                                                                  8.74              5.58         229,118   2001
                                                                 10.00              8.74              --   2000
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $12.09            $18.74         126,898   2009
                                                                 20.27             12.09         139,906   2008
                                                                 18.70             20.27         193,406   2007
                                                                 16.72             18.70         151,223   2006
                                                                 16.72             16.72         102,096   2005
                                                                 12.33             16.72          44,401   2004
                                                                 10.00             12.33          11,577   2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 6.17            $ 8.67          62,711   2009
                                                                 10.04              6.17          93,086   2008
                                                                  9.14             10.04          56,448   2007
                                                                  9.16              9.14          58,416   2006
                                                                  9.16              9.16          79,118   2005
                                                                  7.59              9.16          48,383   2004
                                                                  5.95              7.59          32,532   2003
                                                                  8.78              5.95              --   2002
                                                                 10.00              8.78              --   2001
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $11.93            $20.71         364,123   2009
                                                                 25.88             11.93         276,178   2008
                                                                 17.80             25.88         299,262   2007
                                                                 14.85             17.80         215,427   2006
                                                                 14.85             14.85         105,453   2005
                                                                 10.00             14.85              --   2004
---------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                $ 7.42            $ 8.95          22,909   2009
                                                                  9.75              7.42          12,976   2008
                                                                 10.00              9.75           1,742   2007
---------------------------------------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-----------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares         $ 5.88            $ 9.59        127,282    2009
                                                       11.74              5.88        128,130    2008
                                                       10.22             11.74        146,498    2007
                                                       10.12             10.22        174,225    2006
                                                       10.12             10.12        159,565    2005
                                                        9.08             10.12        151,745    2004
                                                        7.26              9.08        100,362    2003
                                                       10.00              7.26         13,744    2002
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares               $ 8.52            $10.77        524,827    2009
                                                       13.48              8.52        656,354    2008
                                                       14.02             13.48        908,950    2007
                                                       12.27             14.02        976,758    2006
                                                       12.27             12.27        953,093    2005
                                                       10.35             12.27        743,419    2004
                                                        8.04             10.35        377,751    2003
                                                       10.00              8.04         31,801    2002
-----------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.66            $ 6.74             --    2009
                                                                            9.91              4.66             --    2008
                                                                            9.99              9.91             --    2007
                                                                           10.00              9.99             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.16            $ 7.30             --    2009
                                                                           10.95              6.16             --    2008
                                                                            9.99             10.95             --    2007
                                                                           10.00              9.99             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.21            $ 9.05             --    2009
                                                                           10.55              7.21             --    2008
                                                                            9.97             10.55             --    2007
                                                                           10.00              9.97             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 6.59            $ 8.70         29,424    2009
                                                                           11.33              6.59         34,613    2008
                                                                           10.12             11.33         57,679    2007
                                                                           10.00             10.12             --    2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.94            $ 8.46             --    2009
                                                                           10.17              6.94             --    2008
                                                                           10.00             10.17             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.00            $ 8.99             --    2009
                                                                           11.67              6.00             --    2008
                                                                            9.95             11.67             --    2007
                                                                           10.00              9.95             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.96            $ 7.01             --    2009
                                                                           10.26              5.96             --    2008
                                                                           10.00             10.26             --    2007
                                                                           10.00             10.00             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.78            $ 6.28         56,162    2009
                                                                           10.45              4.78         65,708    2008
                                                                           10.12             10.45        145,676    2007
                                                                           10.00             10.12             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.50            $ 8.72             --    2009
                                                                           11.03              6.50             --    2008
                                                                            9.93             11.03             --    2007
                                                                           10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.98            $ 8.27             --    2009
                                                                           11.24              5.98             --    2008
                                                                           10.11             11.24             --    2007
                                                                           10.00             10.11             --    2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.25            $11.05         58,438    2009
                                                                           10.64             10.25         55,121    2008
                                                                            9.93             10.64             --    2007
                                                                           10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.14            $ 7.86             --    2009
                                                                            9.94              6.14             --    2008
                                                                           10.01              9.94             --    2007
                                                                           10.00             10.01             --    2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.00            $10.65        335,265    2009
                                                                                 11.45              9.00        337,997    2008
                                                                                 10.02             11.45        367,547    2007
                                                                                 10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.07            $ 7.52             --    2009
                                                                                 10.50              6.07             --    2008
                                                                                  9.93             10.50             --    2007
                                                                                 10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 5.70            $ 7.15             --    2009
                                                                                  9.75              5.70             --    2008
                                                                                 10.08              9.75             --    2007
                                                                                 10.00             10.08             --    2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.83            $ 8.47             --    2009
                                                                                 11.53              6.83             --    2008
                                                                                 10.04             11.53             --    2007
                                                                                 10.00             10.04             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 6.03            $ 8.14         21,307    2009
   Class B                                                                       11.97              6.03         25,894    2008
                                                                                 10.22             11.97         54,598    2007
                                                                                 10.00             10.22             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.10            $10.03         17,089    2009
                                                                                  9.96              7.10         20,712    2008
                                                                                 10.02              9.96         43,885    2007
                                                                                 10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.38            $10.14             --    2009
                                                                                 10.32              9.38             --    2008
                                                                                  9.94             10.32             --    2007
                                                                                 10.00              9.94             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.68            $10.79             --    2009
                                                                                 10.81              7.68             --    2008
                                                                                  9.89             10.81             --    2007
                                                                                 10.00              9.89             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.32            $10.93             --    2009
                                                                                 10.13              7.32             --    2008
                                                                                 10.03             10.13             --    2007
                                                                                 10.00             10.03             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.72            $ 8.48         19,334    2009
                                                                                 11.82              6.72         21,899    2008
                                                                                 10.01             11.82             --    2007
                                                                                 10.00             10.01             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.84            $ 9.25         97,699    2009
                                                                                 10.61              6.84        114,819    2008
                                                                                  9.97             10.61        114,594    2007
                                                                                 10.00              9.97             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.41            $ 8.50          1,167    2009
                                                                                 11.43              6.41          1,246    2008
                                                                                  9.96             11.43         47,674    2007
                                                                                 10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.00            $ 7.97             --    2009
                                                                                   10.45              6.00             --    2008
                                                                                   10.01             10.45             --    2007
                                                                                   10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 5.55            $ 7.06          1,117    2009
                                                                                    9.92              5.55          1,149    2008
                                                                                   10.02              9.92         43,643    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.19            $ 7.69             --    2009
                                                                                   10.89              6.19             --    2008
                                                                                    9.95             10.89             --    2007
                                                                                   10.00              9.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.31            $ 7.90             --    2009
                                                                                   12.24              6.31             --    2008
                                                                                    9.87             12.24             --    2007
                                                                                   10.00              9.87             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.51            $10.74            726    2009
                                                                                   10.06              9.51            655    2008
                                                                                   10.00             10.06         43,571    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 6.63            $ 9.07            435    2009
                                                                                   11.22              6.63            487    2008
                                                                                    9.94             11.22         19,461    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.91            $ 7.56             --    2009
                                                                                   10.31              4.91             --    2008
                                                                                    9.99             10.31             --    2007
                                                                                   10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.00            $ 9.29        680,343    2009
                                                                                   10.17              7.00        743,229    2008
                                                                                   10.02             10.17        783,446    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.21            $ 7.91         36,703    2009
                                                                                    9.89              6.21         38,157    2008
                                                                                   10.00              9.89         17,544    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.23            $ 7.69         53,003    2009
                                                                                   10.13              6.23         57,907    2008
                                                                                   10.00             10.13             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.67            $ 7.27             --    2009
                                                                                   10.04              5.67             --    2008
                                                                                   10.02             10.04             --    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.06            $ 8.66             --    2009
                                                                                   10.75              7.06             --    2008
                                                                                    9.98             10.75             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.50            $10.03             --    2009
                                                                                   10.23              9.50             --    2008
                                                                                    9.98             10.23             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 6.69            $ 9.26             434   2009
                                                                       11.00              6.69             493   2008
                                                                        9.99             11.00          19,748   2007
                                                                       10.00              9.99              --   2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.28            $10.09          22,474   2009
                                                                       10.28             10.28           3,292   2008
                                                                       10.01             10.28         212,648   2007
                                                                       10.00             10.01              --   2006
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 6.35            $ 8.62              --   2009
                                                                       10.25              6.35              --   2008
                                                                        9.94             10.25              --   2007
                                                                       10.00              9.94              --   2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 5.24            $ 6.97          11,752   2009
                                                                        8.38              5.24          14,631   2008
                                                                       10.06              8.38              --   2007
                                                                       10.00             10.06              --   2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 6.28            $ 7.76             763   2009
                                                                       10.25              6.28             755   2008
                                                                        9.97             10.25          31,688   2007
                                                                       10.00              9.97              --   2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.13            $ 7.86              --   2009
                                                                       10.05              6.13              --   2008
                                                                       10.03             10.05              --   2007
                                                                       10.00             10.03              --   2006
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 7.54            $ 8.89       1,100,846   2009
                                                                       10.91              7.54       1,151,939   2008
                                                                        9.99             10.91       1,212,126   2007
                                                                       10.00              9.99              --   2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 6.58            $ 8.48              --   2009
                                                                       10.52              6.58              --   2008
                                                                        9.96             10.52              --   2007
                                                                       10.00              9.96              --   2006
---------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.42            $ 9.44              --   2009
                                                                       10.00              6.42              --   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.56            $ 8.49          19,249   2009
                                                                       10.00              6.56          22,448   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.00            $ 8.96              --   2009
                                                                       10.00              7.00              --   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.58            $ 8.61          47,018   2009
                                                                       10.00              7.58          47,912   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.56            $11.22          35,874   2009
   Service Shares                                                      10.00             10.56          33,780   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.45            $ 9.73          50,653   2009
   Service Shares                                                      10.00              7.45          59,091   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.22            $10.30          63,084   2009
                                                                       10.00              7.22          80,508   2008
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                $ 8.82            $10.84          30,745   2009
                                                                       10.74              8.82          32,032   2008
                                                                        9.96             10.74          31,543   2007
                                                                       10.00              9.96              --   2006
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.22            $10.31         48,530    2009
                                                                                   13.24              7.22         61,566    2008
                                                                                    9.91             13.24         41,429    2007
                                                                                   10.00              9.91             --    2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.68            $ 7.46             --    2009
                                                                                    9.77              5.68             --    2008
                                                                                    9.95              9.77             --    2007
                                                                                   10.00              9.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.33            $ 7.60         14,976    2009
   Class II                                                                         9.95              6.33         14,949    2008
                                                                                   10.00              9.95         40,612    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.87            $ 7.43             --    2009
   Class I                                                                          9.46              5.87             --    2008
                                                                                   10.00              9.46             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.65            $ 9.05             --    2009
                                                                                   10.78              6.65             --    2008
                                                                                    9.93             10.78             --    2007
                                                                                   10.00              9.93             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 6.99            $ 8.66             --    2009
                                                                                   10.71              6.99             --    2008
                                                                                    9.95             10.71             --    2007
                                                                                   10.00              9.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.72            $ 8.89         73,107    2009
                                                                                   10.15              7.72         73,541    2008
                                                                                    9.98             10.15         69,174    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 7.55            $ 9.81             --    2009
                                                                                   12.40              7.55             --    2008
                                                                                    9.94             12.40             --    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.57            $ 6.62        110,882    2009
                                                                                   10.09              5.57        111,175    2008
                                                                                    9.97             10.09         91,146    2007
                                                                                   10.00              9.97             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.87            $ 8.28             --    2009
                                                                                   11.04              5.87             --    2008
                                                                                    9.91             11.04             --    2007
                                                                                   10.00              9.91             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.06            $ 8.27         29,413    2009
                                                                                   10.39              6.06         36,285    2008
                                                                                   10.01             10.39             --    2007
                                                                                   10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               $ 6.11            $ 7.65         74,054    2009
                                                                                   10.17              6.11         84,246    2008
                                                                                    9.98             10.17             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     $ 5.87            $ 7.87         11,178    2009
                                                                                    9.68              5.87         13,642    2008
                                                                                   10.04              9.68         33,483    2007
                                                                                   10.00             10.04             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.13            $ 6.65             --    2009
                                                                              10.33              5.13             --    2008
                                                                               9.96             10.33             --    2007
                                                                              10.00              9.96             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.68            $10.32             --    2009
                                                                              10.55              8.68             --    2008
                                                                               9.97             10.55             --    2007
                                                                              10.00              9.97             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.60            $10.44         15,668    2009
                                                                              10.16              7.60         19,463    2008
                                                                              10.03             10.16             --    2007
                                                                              10.00             10.03             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.17            $11.39         14,676    2009
                                                                              10.61             12.17         12,174    2008
                                                                               9.88             10.61         41,621    2007
                                                                              10.00              9.88             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.23            $11.34        118,305    2009
                                                                              10.50             10.23        115,657    2008
                                                                               9.99             10.50        250,520    2007
                                                                              10.00              9.99             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.87            $12.13         33,921    2009
                                                                              10.60             10.87         33,446    2008
                                                                               9.96             10.60         41,479    2007
                                                                              10.00              9.96             --    2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.43            $ 9.56             --    2009
                                                                              11.31              6.43             --    2008
                                                                               9.81             11.31             --    2007
                                                                              10.00              9.81             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.34            $ 9.77            823    2009
                                                                              10.70              6.34          1,003    2008
                                                                               9.93             10.70         40,386    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.62            $ 9.24             --    2009
                                                                              10.84              6.62             --    2008
                                                                               9.93             10.84             --    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.58            $11.36          7,403    2009
                                                                              14.37              6.58         11,788    2008
                                                                               9.94             14.37          7,798    2007
                                                                              10.00              9.94             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.35            $ 8.81          4,770    2009
                                                                               9.71              7.35          4,776    2008
                                                                              10.00              9.71          5,018    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-----------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares         $ 5.64            $ 9.15            --     2009
                                                       11.34              5.64            --     2008
                                                        9.93             11.34            --     2007
                                                       10.00              9.93            --     2006
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares               $ 6.01            $ 7.55         1,302     2009
                                                        9.57              6.01         1,319     2008
                                                       10.01              9.57        55,983     2007
                                                       10.00             10.01            --     2006
-----------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.65            $ 6.71            --     2009
                                                                            9.90              4.65            --     2008
                                                                            9.99              9.90            --     2007
                                                                           10.00              9.99            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.14            $ 7.26            --     2009
                                                                           10.93              6.14            --     2008
                                                                            9.99             10.93            --     2007
                                                                           10.00              9.99            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.19            $ 9.01            --     2009
                                                                           10.53              7.19            --     2008
                                                                            9.97             10.53            --     2007
                                                                           10.00              9.97            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 6.57            $ 8.66         1,931     2009
                                                                           11.31              6.57         2,236     2008
                                                                           10.12             11.31         3,803     2007
                                                                           10.00             10.12            --     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.93            $ 8.43            --     2009
                                                                           10.16              6.93            --     2008
                                                                           10.00             10.16            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 5.98            $ 8.95            --     2009
                                                                           11.65              5.98            --     2008
                                                                            9.95             11.65            --     2007
                                                                           10.00              9.95            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.94            $ 6.98            --     2009
                                                                           10.25              5.94            --     2008
                                                                           10.00             10.25            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.76            $ 6.25         3,532     2009
                                                                           10.43              4.76         4,114     2008
                                                                           10.12             10.43         9,516     2007
                                                                           10.00             10.12            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.48            $ 8.68            --     2009
                                                                           11.02              6.48            --     2008
                                                                            9.93             11.02            --     2007
                                                                           10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.96            $ 8.23            --     2009
                                                                           11.23              5.96            --     2008
                                                                           10.11             11.23            --     2007
                                                                           10.00             10.11            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.22            $11.00         4,021     2009
                                                                           10.63             10.22         3,642     2008
                                                                            9.93             10.63            --     2007
                                                                           10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.12            $ 7.82            --     2009
                                                                            9.93              6.12            --     2008
                                                                           10.01              9.93            --     2007
                                                                           10.00             10.01            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 8.97            $10.60        144,750    2009
                                                                                 11.43              8.97        130,804    2008
                                                                                 10.02             11.43        124,165    2007
                                                                                 10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.05            $ 7.49             --    2009
                                                                                 10.48              6.05             --    2008
                                                                                  9.93             10.48             --    2007
                                                                                 10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 5.69            $ 7.11             --    2009
                                                                                  9.73              5.69             --    2008
                                                                                 10.08              9.73             --    2007
                                                                                 10.00             10.08             --    2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.81            $ 8.43             --    2009
                                                                                 11.52              6.81             --    2008
                                                                                 10.04             11.52             --    2007
                                                                                 10.00             10.04             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 6.01            $ 8.10          1,353    2009
   Class B                                                                       11.95              6.01          1,656    2008
                                                                                 10.22             11.95          3,592    2007
                                                                                 10.00             10.22             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.08            $ 9.98          1,138    2009
                                                                                  9.94              7.08          1,260    2008
                                                                                 10.02              9.94          2,937    2007
                                                                                 10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.35            $10.09             --    2009
                                                                                 10.30              9.35             --    2008
                                                                                  9.94             10.30             --    2007
                                                                                 10.00              9.94             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.66            $10.74             --    2009
                                                                                 10.80              7.66             --    2008
                                                                                  9.89             10.80             --    2007
                                                                                 10.00              9.89             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.30            $10.88             --    2009
                                                                                 10.11              7.30             --    2008
                                                                                 10.03             10.11             --    2007
                                                                                 10.00             10.03             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.70            $ 8.45          1,348    2009
                                                                                 11.80              6.70          1,467    2008
                                                                                 10.01             11.80             --    2007
                                                                                 10.00             10.01             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.81            $ 9.21          3,672    2009
                                                                                 10.59              6.81          3,786    2008
                                                                                  9.97             10.59         14,282    2007
                                                                                 10.00              9.97             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.39            $ 8.46             --    2009
                                                                                 11.42              6.39             --    2008
                                                                                  9.96             11.42          3,191    2007
                                                                                 10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 5.98            $ 7.93             --    2009
                                                                                   10.44              5.98             --    2008
                                                                                   10.01             10.44             --    2007
                                                                                   10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 5.54            $ 7.02             --    2009
                                                                                    9.91              5.54             --    2008
                                                                                   10.02              9.91          2,914    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.17            $ 7.66             --    2009
                                                                                   10.87              6.17             --    2008
                                                                                    9.95             10.87             --    2007
                                                                                   10.00              9.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.29            $ 7.86             --    2009
                                                                                   12.22              6.29             --    2008
                                                                                    9.87             12.22             --    2007
                                                                                   10.00              9.87             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.48            $10.70             --    2009
                                                                                   10.05              9.48             --    2008
                                                                                   10.00             10.05          2,903    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 6.61            $ 9.02             --    2009
                                                                                   11.20              6.61             --    2008
                                                                                    9.94             11.20          1,297    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.90            $ 7.52             --    2009
                                                                                   10.29              4.90             --    2008
                                                                                    9.99             10.29             --    2007
                                                                                   10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 6.98            $ 9.25        105,258    2009
                                                                                   10.16              6.98        105,337    2008
                                                                                   10.02             10.16        103,161    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.20            $ 7.88             --    2009
                                                                                    9.89              6.20             --    2008
                                                                                   10.00              9.89             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.21            $ 7.65          3,707    2009
                                                                                   10.11              6.21          3,817    2008
                                                                                   10.00             10.11             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.65            $ 7.23             --    2009
                                                                                   10.02              5.65             --    2008
                                                                                   10.02             10.02             --    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.03            $ 8.62             --    2009
                                                                                   10.74              7.03             --    2008
                                                                                    9.98             10.74             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.47            $ 9.98             --    2009
                                                                                   10.21              9.47             --    2008
                                                                                    9.97             10.21             --    2007
                                                                                   10.00              9.97             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 6.67            $ 9.22             --    2009
                                                                       10.98              6.67             --    2008
                                                                        9.99             10.98          1,324    2007
                                                                       10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.25            $10.04             --    2009
                                                                       10.26             10.25             --    2008
                                                                       10.01             10.26          1,537    2007
                                                                       10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 6.33            $ 8.58             --    2009
                                                                       10.23              6.33             --    2008
                                                                        9.94             10.23             --    2007
                                                                       10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 5.23            $ 6.93            833    2009
                                                                        8.36              5.23          1,046    2008
                                                                       10.06              8.36             --    2007
                                                                       10.00             10.06             --    2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 6.26            $ 7.72             --    2009
                                                                       10.24              6.26             --    2008
                                                                        9.97             10.24          2,120    2007
                                                                       10.00              9.97             --    2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.11            $ 7.82             --    2009
                                                                       10.03              6.11             --    2008
                                                                       10.03             10.03             --    2007
                                                                       10.00             10.03             --    2006
---------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 7.52            $ 8.85        219,510    2009
                                                                       10.89              7.52        277,062    2008
                                                                        9.99             10.89        396,461    2007
                                                                       10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 6.56            $ 8.44             --    2009
                                                                       10.50              6.56             --    2008
                                                                        9.96             10.50             --    2007
                                                                       10.00              9.96             --    2006
---------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.41            $ 9.42             --    2009
                                                                       10.00              6.41             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.56            $ 8.47          1,360    2009
                                                                       10.00              6.56          1,470    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.00            $ 8.94             --    2009
                                                                       10.00              7.00             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.57            $ 8.59          3,259    2009
                                                                       10.00              7.57          3,145    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.56            $11.20          2,469    2009
   Service Shares                                                      10.00             10.56          2,221    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.45            $ 9.71          3,584    2009
   Service Shares                                                      10.00              7.45          3,941    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.22            $10.28          4,390    2009
                                                                       10.00              7.22          5,307    2008
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.80            $10.79        13,309     2009
                                                                                   10.72              8.80            --     2008
                                                                                    9.95             10.72            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.19            $10.26         3,310     2009
                                                                                   13.22              7.19         4,049     2008
                                                                                    9.91             13.22         2,788     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.66            $ 7.42            --     2009
                                                                                    9.75              5.66            --     2008
                                                                                    9.95              9.75            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.32            $ 7.57            --     2009
   Class II                                                                         9.94              6.32            --     2008
                                                                                   10.00              9.94            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.85            $ 7.40            --     2009
   Class I                                                                          9.45              5.85            --     2008
                                                                                   10.00              9.45            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.63            $ 9.01            --     2009
                                                                                   10.77              6.63            --     2008
                                                                                    9.93             10.77            --     2007
                                                                                   10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 6.97            $ 8.62            --     2009
                                                                                   10.69              6.97            --     2008
                                                                                    9.95             10.69            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.69            $ 8.85         2,562     2009
                                                                                   10.14              7.69         2,527     2008
                                                                                    9.98             10.14         2,891     2007
                                                                                   10.00              9.98            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 7.52            $ 9.76            --     2009
                                                                                   12.38              7.52            --     2008
                                                                                    9.93             12.38            --     2007
                                                                                   10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.55            $ 6.59            --     2009
                                                                                   10.07              5.55            --     2008
                                                                                    9.96             10.07            --     2007
                                                                                   10.00              9.96            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.85            $ 8.24            --     2009
                                                                                   11.02              5.85            --     2008
                                                                                    9.91             11.02            --     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.04            $ 8.23         2,036     2009
                                                                                   10.37              6.04         2,440     2008
                                                                                   10.01             10.37            --     2007
                                                                                   10.00             10.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 6.09            $ 7.61         5,157     2009
                                                                              10.15              6.09         5,611     2008
                                                                               9.98             10.15            --     2007
                                                                              10.00              9.98            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.85            $ 7.83           739     2009
                                                                               9.67              5.85           861     2008
                                                                              10.04              9.67         2,245     2007
                                                                              10.00             10.04            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.12            $ 6.61            --     2009
                                                                              10.32              5.12            --     2008
                                                                               9.96             10.32            --     2007
                                                                              10.00              9.96            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.65            $10.27            --     2009
                                                                              10.53              8.65            --     2008
                                                                               9.97             10.53            --     2007
                                                                              10.00              9.97            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.58            $10.39         1,096     2009
                                                                              10.14              7.58         1,283     2008
                                                                              10.03             10.14            --     2007
                                                                              10.00             10.03            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.14            $11.34           951     2009
                                                                              10.59             12.14           783     2008
                                                                               9.88             10.59         2,761     2007
                                                                              10.00              9.88            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.20            $11.29         7,908     2009
                                                                              10.48             10.20         7,353     2008
                                                                               9.99             10.48        16,747     2007
                                                                              10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.83            $12.07         2,300     2009
                                                                              10.58             10.83         2,166     2008
                                                                               9.96             10.58         2,766     2007
                                                                              10.00              9.96            --     2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ -- 100(R) Fund                                                $ 6.41            $ 9.51            --     2009
                                                                              11.29              6.41            --     2008
                                                                               9.81             11.29            --     2007
                                                                              10.00              9.81            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.32            $ 9.73            --     2009
                                                                              10.68              6.32            --     2008
                                                                               9.93             10.68         2,691     2007
                                                                              10.00              9.93            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.60            $ 9.20            --     2009
                                                                              10.82              6.60            --     2008
                                                                               9.93             10.82            --     2007
                                                                              10.00              9.93            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.56            $11.31           498     2009
                                                                              14.34              6.56           776     2008
                                                                               9.94             14.34           521     2007
                                                                              10.00              9.94            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 7.33            $ 8.77            --     2009
                                                           9.70              7.33            --     2008
                                                          10.00              9.70            --     2007
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $ 5.63            $ 9.11            --     2009
                                                          11.32              5.63            --     2008
                                                           9.93             11.32            --     2007
                                                          10.00              9.93            --     2006
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $ 5.99            $ 7.52            --     2009
                                                           9.55              5.99            --     2008
                                                          10.01              9.55         3,718     2007
                                                          10.00             10.01            --     2006
--------------------------------------------------------------------------------------------------------

             GUARANTEED INCOME ADVANTAGE OR PAYMENT OPTIMIZER PLUS
                   (FOR SINGLE ANNUITANT CONTRACTS) ELECTED

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.67            $ 6.76            --     2009
                                                                            9.92              4.67            --     2008
                                                                            9.99              9.92            --     2007
                                                                           10.00              9.99            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.17            $ 7.32            --     2009
                                                                           10.96              6.17            --     2008
                                                                            9.99             10.96            --     2007
                                                                           10.00              9.99            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.22            $ 9.08            --     2009
                                                                           10.56              7.22            --     2008
                                                                            9.97             10.56            --     2007
                                                                           10.00              9.97            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 6.61            $ 8.73        34,148     2009
                                                                           11.34              6.61        39,913     2008
                                                                           10.12             11.34        35,165     2007
                                                                           10.00             10.12            --     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.95            $ 8.48        67,217     2009
                                                                           10.17              6.95        72,635     2008
                                                                           10.00             10.17        14,956     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.01            $ 9.01            --     2009
                                                                           11.68              6.01            --     2008
                                                                            9.95             11.68            --     2007
                                                                           10.00              9.95            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.97            $ 7.04            --     2009
                                                                           10.27              5.97            --     2008
                                                                           10.00             10.27            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.79            $ 6.30        62,824     2009
                                                                           10.46              4.79        73,138     2008
                                                                           10.12             10.46        88,687     2007
                                                                           10.00             10.12            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.51            $ 8.74            --     2009
                                                                           11.04              6.51            --     2008
                                                                            9.93             11.04            --     2007
                                                                           10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.99            $ 8.30            --     2009
                                                                           11.25              5.99            --     2008
                                                                           10.11             11.25            --     2007
                                                                           10.00             10.11            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.27            $11.09        71,000     2009
                                                                           10.66             10.27        66,445     2008
                                                                            9.93             10.66            --     2007
                                                                           10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.15            $ 7.88            --     2009
                                                                            9.95              6.15            --     2008
                                                                           10.01              9.95            --     2007
                                                                           10.00             10.01            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.02            $10.68        219,347    2009
                                                                                 11.46              9.02        224,018    2008
                                                                                 10.02             11.46        128,891    2007
                                                                                 10.00             10.02          4,846    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.09            $ 7.55             --    2009
                                                                                 10.51              6.09             --    2008
                                                                                  9.93             10.51             --    2007
                                                                                 10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 5.72            $ 7.17             --    2009
                                                                                  9.76              5.72             --    2008
                                                                                 10.08              9.76             --    2007
                                                                                 10.00             10.08             --    2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.85            $ 8.50            830    2009
                                                                                 11.55              6.85            830    2008
                                                                                 10.04             11.55             28    2007
                                                                                 10.00             10.04             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 6.05            $ 8.17         26,041    2009
   Class B                                                                       11.98              6.05         31,177    2008
                                                                                 10.22             11.98         33,593    2007
                                                                                 10.00             10.22             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.11            $10.06         19,867    2009
                                                                                  9.97              7.11         23,713    2008
                                                                                 10.02              9.97         26,766    2007
                                                                                 10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.40            $10.17            414    2009
                                                                                 10.33              9.40            414    2008
                                                                                  9.94             10.33             15    2007
                                                                                 10.00              9.94             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.70            $10.83             --    2009
                                                                                 10.83              7.70             --    2008
                                                                                  9.89             10.83             --    2007
                                                                                 10.00              9.89             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.34            $10.96             --    2009
                                                                                 10.14              7.34             --    2008
                                                                                 10.03             10.14             --    2007
                                                                                 10.00             10.03             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.73            $ 8.51         24,565    2009
                                                                                 11.83              6.73         27,272    2008
                                                                                 10.01             11.83            146    2007
                                                                                 10.00             10.01             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.85            $ 9.28         49,899    2009
                                                                                 10.62              6.85         51,815    2008
                                                                                  9.97             10.62         49,186    2007
                                                                                 10.00              9.97            214    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.43            $ 8.53            950    2009
                                                                                 11.45              6.43          1,070    2008
                                                                                  9.96             11.45         29,847    2007
                                                                                 10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.01            $ 7.99             --    2009
                                                                                   10.46              6.01             --    2008
                                                                                   10.01             10.46             --    2007
                                                                                   10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 5.56            $ 7.08             --    2009
                                                                                    9.93              5.56             --    2008
                                                                                   10.02              9.93         26,587    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.20            $ 7.72             --    2009
                                                                                   10.90              6.20             --    2008
                                                                                    9.95             10.90             --    2007
                                                                                   10.00              9.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.32            $ 7.92             --    2009
                                                                                   12.25              6.32             --    2008
                                                                                    9.87             12.25             --    2007
                                                                                   10.00              9.87             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.52            $10.77             --    2009
                                                                                   10.07              9.52             --    2008
                                                                                   10.00             10.07         26,590    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 6.64            $ 9.09            808    2009
                                                                                   11.23              6.64            808    2008
                                                                                    9.94             11.23         11,910    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.92            $ 7.58             --    2009
                                                                                   10.32              4.92             --    2008
                                                                                    9.99             10.32             --    2007
                                                                                   10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.02            $ 9.32        346,917    2009
                                                                                   10.18              7.02        365,530    2008
                                                                                   10.02             10.18        293,228    2007
                                                                                   10.00             10.02         14,285    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.22            $ 7.93        117,114    2009
                                                                                    9.90              6.22        118,934    2008
                                                                                   10.00              9.90          8,092    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.25            $ 7.71         64,703    2009
                                                                                   10.14              6.25         69,327    2008
                                                                                   10.00             10.14             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.68            $ 7.29             --    2009
                                                                                   10.05              5.68             --    2008
                                                                                   10.03             10.05             --    2007
                                                                                   10.00             10.03             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.07            $ 8.68             --    2009
                                                                                   10.76              7.07             --    2008
                                                                                    9.98             10.76             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.52            $10.06             --    2009
                                                                                   10.24              9.52             --    2008
                                                                                    9.98             10.24             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 6.71            $ 9.29              --   2009
                                                                       11.01              6.71              --   2008
                                                                        9.99             11.01          12,048   2007
                                                                       10.00              9.99              --   2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.30            $10.12              --   2009
                                                                       10.29             10.30              --   2008
                                                                       10.01             10.29              --   2007
                                                                       10.00             10.01              --   2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                            $ 9.98            $ 9.80              --   2009
                                                                       10.00              9.98              --   2008
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 6.36            $ 8.65              --   2009
                                                                       10.26              6.36              --   2008
                                                                        9.94             10.26              --   2007
                                                                       10.00              9.94              --   2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 5.25            $ 6.99          15,103   2009
                                                                        8.39              5.25          18,304   2008
                                                                       10.06              8.39             163   2007
                                                                       10.00             10.06              --   2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 6.29            $ 7.78              --   2009
                                                                       10.26              6.29              --   2008
                                                                        9.97             10.26          19,310   2007
                                                                       10.00              9.97              --   2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.15            $ 7.88              --   2009
                                                                       10.06              6.15              --   2008
                                                                       10.03             10.06              --   2007
                                                                       10.00             10.03              --   2006
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 7.56            $ 8.92       1,516,124   2009
                                                                       10.92              7.56       1,514,694   2008
                                                                        9.99             10.92         949,257   2007
                                                                       10.00              9.99           6,447   2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 6.60            $ 8.50              --   2009
                                                                       10.53              6.60              --   2008
                                                                        9.96             10.53              --   2007
                                                                       10.00              9.96              --   2006
---------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.42            $ 9.45              --   2009
                                                                       10.00              6.42              --   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.56            $ 8.50          23,673   2009
                                                                       10.00              6.56          26,939   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.01            $ 8.98              --   2009
                                                                       10.00              7.01              --   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.58            $ 8.62          57,518   2009
                                                                       10.00              7.58          57,289   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.56            $11.24          43,608   2009
   Service Shares                                                      10.00             10.56          40,794   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.45            $ 9.75          62,373   2009
   Service Shares                                                      10.00              7.45          71,231   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.23            $10.31          77,135   2009
                                                                       10.00              7.23          96,399   2008
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.84            $10.88        28,634     2009
                                                                                   10.75              8.84        29,664     2008
                                                                                    9.96             10.75        24,907     2007
                                                                                   10.00              9.96            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.23            $10.34        58,054     2009
                                                                                   13.26              7.23        72,505     2008
                                                                                    9.91             13.26        25,349     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.69            $ 7.48            --     2009
                                                                                    9.78              5.69            --     2008
                                                                                    9.95              9.78            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.35            $ 7.62         3,101     2009
   Class II                                                                         9.96              6.35         3,323     2008
                                                                                   10.00              9.96         3,096     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.88            $ 7.45           970     2009
   Class I                                                                          9.46              5.88           970     2008
                                                                                   10.00              9.46            35     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.66            $ 9.08            --     2009
                                                                                   10.79              6.66            --     2008
                                                                                    9.93             10.79            --     2007
                                                                                   10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.01            $ 8.69            --     2009
                                                                                   10.72              7.01            --     2008
                                                                                    9.95             10.72            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.73            $ 8.92        49,052     2009
                                                                                   10.16              7.73        50,570     2008
                                                                                    9.98             10.16        22,092     2007
                                                                                   10.00              9.98            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 7.56            $ 9.84            --     2009
                                                                                   12.41              7.56            --     2008
                                                                                    9.94             12.41            --     2007
                                                                                   10.00              9.94            --     2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.58            $ 6.64        24,585     2009
                                                                                   10.10              5.58        24,718     2008
                                                                                    9.97             10.10        15,438     2007
                                                                                   10.00              9.97         6,330     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.88            $ 8.30            --     2009
                                                                                   11.05              5.88            --     2008
                                                                                    9.91             11.05            --     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.08            $ 8.29        35,841     2009
                                                                                   10.40              6.08        43,623     2008
                                                                                   10.01             10.40            --     2007
                                                                                   10.00             10.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 6.12            $ 7.67         90,328    2009
                                                                              10.18              6.12        100,666    2008
                                                                               9.98             10.18             --    2007
                                                                              10.00              9.98             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.89            $ 7.89         13,736    2009
                                                                               9.69              5.89         16,299    2008
                                                                              10.04              9.69         20,444    2007
                                                                              10.00             10.04             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.15            $ 6.67             --    2009
                                                                              10.34              5.15             --    2008
                                                                               9.96             10.34             --    2007
                                                                              10.00              9.96             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.70            $10.35             --    2009
                                                                              10.56              8.70             --    2008
                                                                               9.97             10.56             --    2007
                                                                              10.00              9.97             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.62            $10.47         19,098    2009
                                                                              10.17              7.62         23,779    2008
                                                                              10.03             10.17             --    2007
                                                                              10.00             10.03             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.20            $11.43         17,303    2009
                                                                              10.62             12.20         14,578    2008
                                                                               9.88             10.62         25,429    2007
                                                                              10.00              9.88             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.25            $11.38        138,738    2009
                                                                              10.51             10.25        134,752    2008
                                                                               9.99             10.51        152,847    2007
                                                                              10.00              9.99             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.89            $12.16         41,292    2009
                                                                              10.61             10.89         40,492    2008
                                                                               9.96             10.61         25,470    2007
                                                                              10.00              9.96             --    2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.44            $ 9.59             --    2009
                                                                              11.32              6.44             --    2008
                                                                               9.81             11.32             --    2007
                                                                              10.00              9.81             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.36            $ 9.80             --    2009
                                                                              10.71              6.36             --    2008
                                                                               9.93             10.71         24,610    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.64            $ 9.27             --    2009
                                                                              10.85              6.64             --    2008
                                                                               9.93             10.85             --    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.59            $11.39          9,607    2009
                                                                              14.38              6.59         14,701    2008
                                                                               9.94             14.38          5,403    2007
                                                                              10.00              9.94             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 7.36            $ 8.83        10,682     2009
                                                           9.72              7.36        10,855     2008
                                                          10.00              9.72         9,173     2007
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $ 5.66            $ 9.18            --     2009
                                                          11.35              5.66            --     2008
                                                           9.93             11.35            --     2007
                                                          10.00              9.93            --     2006
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $ 6.02            $ 7.58            --     2009
                                                           9.58              6.02            --     2008
                                                          10.01              9.58        34,068     2007
                                                          10.00             10.01            --     2006
--------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.66            $ 6.73            --     2009
                                                                            9.91              4.66            --     2008
                                                                            9.99              9.91            --     2007
                                                                           10.00              9.99            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.15            $ 7.29            --     2009
                                                                           10.94              6.15            --     2008
                                                                            9.99             10.94            --     2007
                                                                           10.00              9.99            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.20            $ 9.04            --     2009
                                                                           10.54              7.20            --     2008
                                                                            9.97             10.54            --     2007
                                                                           10.00              9.97            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 6.59            $ 8.69         3,713     2009
                                                                           11.32              6.59         4,732     2008
                                                                           10.12             11.32         4,969     2007
                                                                           10.00             10.12            --     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.94            $ 8.45        12,453     2009
                                                                           10.17              6.94        13,389     2008
                                                                           10.00             10.17         1,891     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 5.99            $ 8.97            --     2009
                                                                           11.66              5.99            --     2008
                                                                            9.95             11.66            --     2007
                                                                           10.00              9.95            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.95            $ 7.00            --     2009
                                                                           10.26              5.95            --     2008
                                                                           10.00             10.26            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.77            $ 6.27         6,861     2009
                                                                           10.44              4.77         8,753     2008
                                                                           10.12             10.44        12,558     2007
                                                                           10.00             10.12            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.49            $ 8.70            --     2009
                                                                           11.03              6.49            --     2008
                                                                            9.93             11.03            --     2007
                                                                           10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.98            $ 8.26            --     2009
                                                                           11.24              5.98            --     2008
                                                                           10.11             11.24            --     2007
                                                                           10.00             10.11            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.24            $11.04         7,758     2009
                                                                           10.64             10.24         7,802     2008
                                                                            9.93             10.64            --     2007
                                                                           10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.13            $ 7.85            --     2009
                                                                            9.94              6.13            --     2008
                                                                           10.01              9.94            --     2007
                                                                           10.00             10.01            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 8.99            $10.63        113,087    2009
                                                                                 11.44              8.99         80,842    2008
                                                                                 10.02             11.44         31,117    2007
                                                                                 10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.07            $ 7.51             --    2009
                                                                                 10.49              6.07             --    2008
                                                                                  9.93             10.49             --    2007
                                                                                 10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 5.70            $ 7.14             --    2009
                                                                                  9.75              5.70             --    2008
                                                                                 10.08              9.75             --    2007
                                                                                 10.00             10.08             --    2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.83            $ 8.46             --    2009
                                                                                 11.53              6.83             --    2008
                                                                                 10.04             11.53             --    2007
                                                                                 10.00             10.04             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 6.03            $ 8.13          2,632    2009
   Class B                                                                       11.96              6.03          3,483    2008
                                                                                 10.22             11.96          4,695    2007
                                                                                 10.00             10.22             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.09            $10.01          2,156    2009
                                                                                  9.95              7.09          2,811    2008
                                                                                 10.02              9.95          3,806    2007
                                                                                 10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.37            $10.12             --    2009
                                                                                 10.32              9.37             --    2008
                                                                                  9.94             10.32             --    2007
                                                                                 10.00              9.94             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.67            $10.78             --    2009
                                                                                 10.81              7.67             --    2008
                                                                                  9.89             10.81             --    2007
                                                                                 10.00              9.89             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.32            $10.91             --    2009
                                                                                 10.12              7.32             --    2008
                                                                                 10.03             10.12             --    2007
                                                                                 10.00             10.03             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.71            $ 8.47          2,550    2009
                                                                                 11.81              6.71          3,142    2008
                                                                                 10.01             11.81             --    2007
                                                                                 10.00             10.01             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.83            $ 9.24          7,777    2009
                                                                                 10.60              6.83          6,100    2008
                                                                                  9.97             10.60             --    2007
                                                                                 10.00              9.97             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.41            $ 8.49             --    2009
                                                                                 11.43              6.41             --    2008
                                                                                  9.96             11.43          4,124    2007
                                                                                 10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 5.99            $ 7.96             --    2009
                                                                                   10.45              5.99             --    2008
                                                                                   10.01             10.45             --    2007
                                                                                   10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 5.55            $ 7.05             --    2009
                                                                                    9.92              5.55             --    2008
                                                                                   10.02              9.92          3,780    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.18            $ 7.68             --    2009
                                                                                   10.88              6.18             --    2008
                                                                                    9.95             10.88             --    2007
                                                                                   10.00              9.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.30            $ 7.89             --    2009
                                                                                   12.23              6.30             --    2008
                                                                                    9.87             12.23             --    2007
                                                                                   10.00              9.87             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.50            $10.73             --    2009
                                                                                   10.06              9.50             --    2008
                                                                                   10.00             10.06          3,770    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 6.62            $ 9.05             --    2009
                                                                                   11.21              6.62             --    2008
                                                                                    9.94             11.21          1,679    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.91            $ 7.54             --    2009
                                                                                   10.30              4.91             --    2008
                                                                                    9.99             10.30             --    2007
                                                                                   10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.00            $ 9.28        191,727    2009
                                                                                   10.17              7.00        133,438    2008
                                                                                   10.02             10.17         77,714    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.20            $ 7.90         48,022    2009
                                                                                    9.89              6.20         50,070    2008
                                                                                   10.00              9.89         29,713    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.23            $ 7.67          6,991    2009
                                                                                   10.12              6.23          8,280    2008
                                                                                   10.00             10.12             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.66            $ 7.26             --    2009
                                                                                   10.03              5.66             --    2008
                                                                                   10.02             10.03             --    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.05            $ 8.64             --    2009
                                                                                   10.75              7.05             --    2008
                                                                                    9.98             10.75             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.49            $10.01             --    2009
                                                                                   10.23              9.49             --    2008
                                                                                    9.98             10.23             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 6.69            $ 9.25             --    2009
                                                                       11.00              6.69             --    2008
                                                                        9.99             11.00          1,708    2007
                                                                       10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.27            $10.07             --    2009
                                                                       10.27             10.27          3,965    2008
                                                                       10.01             10.27             --    2007
                                                                       10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                            $ 9.97            $ 9.77             --    2009
                                                                       10.00              9.97        170,910    2008
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 6.34            $ 8.61             --    2009
                                                                       10.24              6.34             --    2008
                                                                        9.94             10.24             --    2007
                                                                       10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 5.24            $ 6.95          1,536    2009
                                                                        8.37              5.24          2,148    2008
                                                                       10.06              8.37             --    2007
                                                                       10.00             10.06             --    2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 6.27            $ 7.75             --    2009
                                                                       10.25              6.27             --    2008
                                                                        9.97             10.25          2,744    2007
                                                                       10.00              9.97             --    2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.13            $ 7.84             --    2009
                                                                       10.04              6.13             --    2008
                                                                       10.03             10.04             --    2007
                                                                       10.00             10.03             --    2006
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 7.53            $ 8.88        656,374    2009
                                                                       10.90              7.53        588,491    2008
                                                                        9.99             10.90        327,626    2007
                                                                       10.00              9.99          7,225    2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 6.58            $ 8.47             --    2009
                                                                       10.52              6.58             --    2008
                                                                        9.96             10.52             --    2007
                                                                       10.00              9.96             --    2006
---------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.42            $ 9.43             --    2009
                                                                       10.00              6.42             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.56            $ 8.48          2,526    2009
                                                                       10.00              6.56          3,220    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.00            $ 8.96             --    2009
                                                                       10.00              7.00             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.58            $ 8.61          6,197    2009
                                                                       10.00              7.58          6,868    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.56            $11.21          4,758    2009
   Service Shares                                                      10.00             10.56          4,773    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.45            $ 9.73          6,663    2009
   Service Shares                                                      10.00              7.45          8,446    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.22            $10.29          8,318    2009
                                                                       10.00              7.22         11,522    2008
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.81            $10.82         6,709     2009
                                                                                   10.74              8.81         5,385     2008
                                                                                    9.95             10.74         1,909     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.21            $10.30         6,281     2009
                                                                                   13.24              7.21         8,663     2008
                                                                                    9.91             13.24         3,570     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.67            $ 7.45            --     2009
                                                                                    9.76              5.67            --     2008
                                                                                    9.95              9.76            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.33            $ 7.59            --     2009
   Class II                                                                         9.95              6.33            --     2008
                                                                                   10.00              9.95            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.86            $ 7.42            --     2009
   Class I                                                                          9.45              5.86            --     2008
                                                                                   10.00              9.45            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.64            $ 9.04            --     2009
                                                                                   10.78              6.64            --     2008
                                                                                    9.93             10.78            --     2007
                                                                                   10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 6.99            $ 8.65            --     2009
                                                                                   10.70              6.99            --     2008
                                                                                    9.95             10.70            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.71            $ 8.88         6,951     2009
                                                                                   10.15              7.71         6,916     2008
                                                                                    9.98             10.15         1,883     2007
                                                                                   10.00              9.98            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 7.54            $ 9.79            --     2009
                                                                                   12.39              7.54            --     2008
                                                                                    9.94             12.39            --     2007
                                                                                   10.00              9.94            --     2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.56            $ 6.61         3,500     2009
                                                                                   10.08              5.56         3,663     2008
                                                                                    9.96             10.08         2,763     2007
                                                                                   10.00              9.96            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.86            $ 8.26            --     2009
                                                                                   11.03              5.86            --     2008
                                                                                    9.91             11.03            --     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.06            $ 8.26         3,886     2009
                                                                                   10.38              6.06         5,199     2008
                                                                                   10.01             10.38            --     2007
                                                                                   10.00             10.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 6.10            $ 7.64         9,775     2009
                                                                              10.17              6.10        12,097     2008
                                                                               9.98             10.17            --     2007
                                                                              10.00              9.98            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.87            $ 7.85         1,369     2009
                                                                               9.68              5.87         1,843     2008
                                                                              10.04              9.68         2,899     2007
                                                                              10.00             10.04            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.13            $ 6.63            --     2009
                                                                              10.33              5.13            --     2008
                                                                               9.96             10.33            --     2007
                                                                              10.00              9.96            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.67            $10.30            --     2009
                                                                              10.55              8.67            --     2008
                                                                               9.97             10.55            --     2007
                                                                              10.00              9.97            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.60            $10.42         2,072     2009
                                                                              10.15              7.60         2,765     2008
                                                                              10.03             10.15            --     2007
                                                                              10.00             10.03            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.16            $11.37         1,868     2009
                                                                              10.60             12.16         1,651     2008
                                                                               9.88             10.60         3,592     2007
                                                                              10.00              9.88            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.22            $11.32        15,132     2009
                                                                              10.49             10.22        15,846     2008
                                                                               9.99             10.49        21,696     2007
                                                                              10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.86            $12.11         4,414     2009
                                                                              10.59             10.86         4,647     2008
                                                                               9.96             10.59         3,588     2007
                                                                              10.00              9.96            --     2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.42            $ 9.54            --     2009
                                                                              11.30              6.42            --     2008
                                                                               9.81             11.30            --     2007
                                                                              10.00              9.81            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.34            $ 9.76            --     2009
                                                                              10.69              6.34            --     2008
                                                                               9.93             10.69         3,490     2007
                                                                              10.00              9.93            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.62            $ 9.23            --     2009
                                                                              10.83              6.62            --     2008
                                                                               9.93             10.83            --     2007
                                                                              10.00              9.93            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.57            $11.34           951     2009
                                                                              14.36              6.57         1,648     2008
                                                                               9.94             14.36           671     2007
                                                                              10.00              9.94            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 7.34            $ 8.79         1,351     2009
                                                           9.71              7.34           371     2008
                                                          10.00              9.71            --     2007
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $ 5.64            $ 9.13            --     2009
                                                          11.33              5.64            --     2008
                                                           9.93             11.33            --     2007
                                                          10.00              9.93            --     2006
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $ 6.00            $ 7.54            --     2009
                                                           9.56              6.00            --     2008
                                                          10.01              9.56         4,841     2007
                                                          10.00             10.01            --     2006
--------------------------------------------------------------------------------------------------------

           LIFETIME INCOME PLUS 2007 (FOR SINGLE ANNUITANTS) ELECTED

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 5.39            $ 7.78             --    2009
                                                                           11.47              5.39             --    2008
                                                                           11.58             11.47             --    2007
                                                                           10.50             11.58             --    2006
                                                                           10.50             10.50             --    2005
                                                                           10.00             10.50             --    2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.77            $ 8.01             --    2009
                                                                           12.05              6.77             --    2008
                                                                           11.01             12.05             --    2007
                                                                           10.60             11.01             --    2006
                                                                           10.60             10.60             --    2005
                                                                           10.00             10.60             --    2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.75            $ 9.71             --    2009
                                                                           11.35              7.75             --    2008
                                                                           10.75             11.35             --    2007
                                                                           10.00             10.75             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 8.70            $11.46         34,346    2009
                                                                           14.97              8.70         38,054    2008
                                                                           13.39             14.97         60,328    2007
                                                                           10.72             13.39             --    2006
                                                                           10.72             10.72             --    2005
                                                                           10.00             10.72             --    2004
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.93            $ 8.43         31,410    2009
                                                                           10.16              6.93         33,863    2008
                                                                           10.00             10.16         42,202    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.77            $10.13             --    2009
                                                                           13.19              6.77             --    2008
                                                                           11.26             13.19             --    2007
                                                                           10.63             11.26             --    2006
                                                                           10.63             10.63             --    2005
                                                                           10.00             10.63             --    2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.12            $ 8.37             --    2009
                                                                           12.28              7.12             --    2008
                                                                           11.99             12.28             --    2007
                                                                           10.49             11.99             --    2006
                                                                           10.49             10.49             --    2005
                                                                           10.00             10.49             --    2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 6.62            $ 8.69         64,980    2009
                                                                           14.50              6.62         71,633    2008
                                                                           14.06             14.50        144,972    2007
                                                                           10.65             14.06             --    2006
                                                                           10.65             10.65             --    2005
                                                                           10.00             10.65             --    2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.92            $ 9.27             --    2009
                                                                           11.77              6.92             --    2008
                                                                           10.61             11.77             --    2007
                                                                           10.93             10.61             --    2006
                                                                           10.93             10.93             --    2005
                                                                           10.00             10.93             --    2004
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $ 5.54            $ 7.65             --    2009
                                                                                 10.44              5.54             --    2008
                                                                                  9.40             10.44             --    2007
                                                                                 10.00              9.40             --    2006
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.20            $10.99         85,034    2009
                                                                                 10.61             10.20         75,720    2008
                                                                                  9.92             10.61             --    2007
                                                                                  9.99              9.92             --    2006
                                                                                  9.99              9.99             --    2005
                                                                                 10.00              9.99             --    2004
-------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 7.61            $ 9.73             --    2009
                                                                                 12.34              7.61             --    2008
                                                                                 12.44             12.34             --    2007
                                                                                 10.47             12.44             --    2006
                                                                                 10.47             10.47             --    2005
                                                                                 10.00             10.47             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.54            $12.46        391,185    2009
                                                                                 13.44             10.54        417,991    2008
                                                                                 11.78             13.44        481,399    2007
                                                                                 10.36             11.78             --    2006
                                                                                 10.36             10.36             --    2005
                                                                                 10.00             10.36             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.91            $ 8.55             --    2009
                                                                                 11.97              6.91             --    2008
                                                                                 11.34             11.97             --    2007
                                                                                 10.86             11.34             --    2006
                                                                                 10.86             10.86             --    2005
                                                                                 10.00             10.86             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 6.54            $ 8.18             --    2009
                                                                                 11.20              6.54             --    2008
                                                                                 11.59             11.20             --    2007
                                                                                 10.57             11.59             --    2006
                                                                                 10.57             10.57             --    2005
                                                                                 10.00             10.57             --    2004
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 7.49            $ 9.26             --    2009
                                                                                 12.65              7.49             --    2008
                                                                                 11.03             12.65             --    2007
                                                                                 10.64             11.03             --    2006
                                                                                 10.64             10.64             --    2005
                                                                                 10.00             10.64             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 7.90            $10.64         25,770    2009
   Class B                                                                       15.69              7.90         29,465    2008
                                                                                 13.42             15.69         57,588    2007
                                                                                 11.15             13.42             --    2006
                                                                                 11.15             11.15             --    2005
                                                                                 10.00             11.15             --    2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $ 7.31            $10.30        25,538     2009
                                                                         10.27              7.31        29,270     2008
                                                                         10.34             10.27        58,561     2007
                                                                         10.03             10.34            --     2006
                                                                         10.03             10.03            --     2005
                                                                         10.00             10.03            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     $ 9.79            $10.56            --     2009
                                                                         10.79              9.79            --     2008
                                                                         10.40             10.79            --     2007
                                                                         10.65             10.40            --     2006
                                                                         10.65             10.65            --     2005
                                                                         10.00             10.65            --     2004
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    $ 8.37            $11.75            --     2009
                                                                         11.81              8.37            --     2008
                                                                         10.82             11.81            --     2007
                                                                         10.47             10.82            --     2006
                                                                         10.47             10.47            --     2005
                                                                         10.00             10.47            --     2004
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $ 7.94            $11.84            --     2009
                                                                         11.00              7.94            --     2008
                                                                         10.92             11.00            --     2007
                                                                         10.10             10.92            --     2006
                                                                         10.10             10.10            --     2005
                                                                         10.00             10.10            --     2004
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 7.94            $10.02        23,764     2009
                                                                         14.00              7.94        25,271     2008
                                                                         11.88             14.00            --     2007
                                                                         10.61             11.88            --     2006
                                                                         10.61             10.61            --     2005
                                                                         10.00             10.61            --     2004
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 7.09            $ 9.58        81,578     2009
                                                                         11.01              7.09        92,974     2008
                                                                         10.37             11.01        88,655     2007
                                                                         10.00             10.37            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 7.46            $ 9.87         3,358     2009
                                                                         13.32              7.46         3,599     2008
                                                                         11.62             13.32        56,453     2007
                                                                         10.68             11.62            --     2006
                                                                         10.68             10.68            --     2005
                                                                         10.00             10.68            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 7.20            $ 9.56            --     2009
                                                                         12.57              7.20            --     2008
                                                                         12.06             12.57            --     2007
                                                                         10.84             12.06            --     2006
                                                                         10.84             10.84            --     2005
                                                                         10.00             10.84            --     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.81            $ 8.64          3,061    2009
                                                                                   12.18              6.81          3,167    2008
                                                                                   12.32             12.18         48,990    2007
                                                                                   10.51             12.32             --    2006
                                                                                   10.51             10.51             --    2005
                                                                                   10.00             10.51             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.22            $ 8.95             --    2009
                                                                                   12.71              7.22             --    2008
                                                                                   11.63             12.71             --    2007
                                                                                   10.55             11.63             --    2006
                                                                                   10.55             10.55             --    2005
                                                                                   10.00             10.55             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.98            $ 8.72             --    2009
                                                                                   13.55              6.98             --    2008
                                                                                   10.95             13.55             --    2007
                                                                                   10.52             10.95             --    2006
                                                                                   10.52             10.52             --    2005
                                                                                   10.00             10.52             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.48            $10.70          2,484    2009
                                                                                   10.05              9.48          2,205    2008
                                                                                   10.00             10.05         59,995    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 7.78            $10.62          1,251    2009
                                                                                   13.19              7.78          1,379    2008
                                                                                   11.70             13.19         22,867    2007
                                                                                   10.66             11.70             --    2006
                                                                                   10.66             10.66             --    2005
                                                                                   10.00             10.66             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.97            $ 9.17             --    2009
                                                                                   12.55              5.97             --    2008
                                                                                   12.19             12.55             --    2007
                                                                                   10.75             12.19             --    2006
                                                                                   10.75             10.75             --    2005
                                                                                   10.00             10.75             --    2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.98            $10.57        749,969    2009
                                                                                   11.61              7.98        865,565    2008
                                                                                   11.45             11.61        766,092    2007
                                                                                    9.91             11.45             --    2006
                                                                                    9.91              9.91             --    2005
                                                                                   10.00              9.91             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.20            $ 7.88        226,163    2009
                                                                                    9.89              6.20        277,197    2008
                                                                                   10.00              9.89        217,894    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.74            $ 8.30         71,036    2009
                                                                                   10.97              6.74         73,090    2008
                                                                                   10.86             10.97             --    2007
                                                                                   10.00             10.86             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.19            $ 7.93             --    2009
                                                                                   10.99              6.19             --    2008
                                                                                   10.99             10.99             --    2007
                                                                                   10.00             10.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $ 8.39            $10.28              --   2009
                                                         12.81              8.39              --   2008
                                                         11.91             12.81              --   2007
                                                         10.34             11.91              --   2006
                                                         10.34             10.34              --   2005
                                                         10.00             10.34              --   2004
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $ 9.69            $10.21              --   2009
                                                         10.45              9.69              --   2008
                                                         10.21             10.45              --   2007
                                                         10.01             10.21              --   2006
                                                         10.01             10.01              --   2005
                                                         10.00             10.01              --   2004
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $ 7.44            $10.28           1,293   2009
                                                         12.25              7.44           1,449   2008
                                                         11.13             12.25          24,465   2007
                                                         10.51             11.13              --   2006
                                                         10.51             10.51              --   2005
                                                         10.00             10.51              --   2004
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.50            $10.28          22,090   2009
                                                         10.51             10.50           5,892   2008
                                                         10.25             10.51              --   2007
                                                         10.03             10.25              --   2006
                                                         10.03             10.03              --   2005
                                                         10.00             10.03              --   2004
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 7.05            $ 9.55              --   2009
                                                         11.39              7.05              --   2008
                                                         11.07             11.39              --   2007
                                                         10.39             11.07              --   2006
                                                         10.39             10.39              --   2005
                                                         10.00             10.39              --   2004
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $ 7.24            $ 9.60          12,406   2009
                                                         11.58              7.24          14,397   2008
                                                         13.92             11.58              --   2007
                                                         10.71             13.92              --   2006
                                                         10.71             10.71              --   2005
                                                         10.00             10.71              --   2004
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 7.38            $ 9.10           2,180   2009
                                                         12.06              7.38           2,177   2008
                                                         11.75             12.06          37,120   2007
                                                         10.42             11.75              --   2006
                                                         10.42             10.42              --   2005
                                                         10.00             10.42              --   2004
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $ 6.99            $ 8.94              --   2009
                                                         11.47              6.99              --   2008
                                                         11.47             11.47              --   2007
                                                         10.36             11.47              --   2006
                                                         10.36             10.36              --   2005
                                                         10.00             10.36              --   2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 7.94            $ 9.35       1,934,217   2009
                                                         11.51              7.94       2,038,127   2008
                                                         10.56             11.51       2,117,853   2007
                                                         10.00             10.56              --   2006
-------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 7.74            $ 9.95             --    2009
                                                                                   12.39              7.74             --    2008
                                                                                   11.74             12.39             --    2007
                                                                                   10.35             11.74             --    2006
                                                                                   10.35             10.35             --    2005
                                                                                   10.00             10.35             --    2004
---------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                  $ 6.41            $ 9.42             --    2009
                                                                                   10.00              6.41             --    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                          $ 6.56            $ 8.47         27,987    2009
                                                                                   10.00              6.56         30,648    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                $ 7.00            $ 8.94             --    2009
                                                                                   10.00              7.00             --    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                     $ 7.57            $ 8.59         68,252    2009
                                                                                   10.00              7.57         65,391    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --                         $10.56            $11.20         51,915    2009
   Service Shares                                                                  10.00             10.56         46,292    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --                       $ 7.45            $ 9.71         73,731    2009
   Service Shares                                                                  10.00              7.45         80,758    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $ 7.22            $10.28         91,547    2009
                                                                                   10.00              7.22        109,905    2008
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 9.93            $12.19         54,295    2009
                                                                                   12.11              9.93         33,032    2008
                                                                                   11.24             12.11         49,252    2007
                                                                                   10.42             11.24             --    2006
                                                                                   10.42             10.42             --    2005
                                                                                   10.00             10.42             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.14            $11.61         64,034    2009
                                                                                   14.96              8.14         76,415    2008
                                                                                   11.21             14.96         50,767    2007
                                                                                   10.51             11.21             --    2006
                                                                                   10.51             10.51             --    2005
                                                                                   10.00             10.51             --    2004
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 6.41            $ 8.41             --    2009
                                                                                   11.05              6.41             --    2008
                                                                                   11.27             11.05             --    2007
                                                                                   10.41             11.27             --    2006
                                                                                   10.41             10.41             --    2005
                                                                                   10.00             10.41             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.85            $ 7.40             --    2009
   Class I                                                                          9.45              5.85             --    2008
                                                                                   10.00              9.45             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 7.30            $ 9.92             --    2009
                                                                                   11.86              7.30             --    2008
                                                                                   10.93             11.86             --    2007
                                                                                   10.43             10.93             --    2006
                                                                                   10.43             10.43             --    2005
                                                                                   10.00             10.43             --    2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                 $ 8.10            $10.01            --     2009
                                                                         12.42              8.10            --     2008
                                                                         11.55             12.42            --     2007
                                                                         10.49             11.55            --     2006
                                                                         10.49             10.49            --     2005
                                                                         10.00             10.49            --     2004
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                    $ 8.55            $ 9.83        75,289     2009
                                                                         11.27              8.55        57,467     2008
                                                                         11.10             11.27        73,471     2007
                                                                         10.17             11.10            --     2006
                                                                         10.17             10.17            --     2005
                                                                         10.00             10.17            --     2004
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                       $ 9.70            $12.59            --     2009
                                                                         15.97              9.70            --     2008
                                                                         12.81             15.97            --     2007
                                                                         10.01             12.81            --     2006
                                                                         10.01             10.01            --     2005
                                                                         10.00             10.01            --     2004
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                        $ 6.06            $ 7.20        49,785     2009
                                                                         11.01              6.06        49,860     2008
                                                                         10.89             11.01        54,253     2007
                                                                         10.05             10.89            --     2006
                                                                         10.05             10.05            --     2005
                                                                         10.00             10.05            --     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            $ 6.57            $ 9.25            --     2009
                                                                         12.37              6.57            --     2008
                                                                         11.12             12.37            --     2007
                                                                         10.57             11.12            --     2006
                                                                         10.57             10.57            --     2005
                                                                         10.00             10.57            --     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               $ 7.35            $10.01        35,189     2009
                                                                         12.61              7.35        40,926     2008
                                                                         12.17             12.61            --     2007
                                                                         10.61             12.17            --     2006
                                                                         10.61             10.61            --     2005
                                                                         10.00             10.61            --     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     $ 7.15            $ 8.95        91,687     2009
                                                                         11.93              7.15        98,042     2008
                                                                         11.73             11.93            --     2007
                                                                         10.46             11.73            --     2006
                                                                         10.46             10.46            --     2005
                                                                         10.00             10.46            --     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           $ 6.91            $ 9.24        15,028     2009
                                                                         11.41              6.91        17,165     2008
                                                                         11.84             11.41        39,189     2007
                                                                         10.57             11.84            --     2006
                                                                         10.57             10.57            --     2005
                                                                         10.00             10.57            --     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares         $ 5.48            $ 7.09            --     2009
                                                                         11.05              5.48            --     2008
                                                                         10.67             11.05            --     2007
                                                                         10.63             10.67            --     2006
                                                                         10.63             10.63            --     2005
                                                                         10.00             10.63            --     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.97            $10.64             --    2009
                                                                              10.92              8.97             --    2008
                                                                              10.33             10.92             --    2007
                                                                              10.11             10.33             --    2006
                                                                              10.11             10.11             --    2005
                                                                              10.00             10.11             --    2004
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 8.13            $11.15         21,214    2009
                                                                              10.88              8.13         25,142    2008
                                                                              10.76             10.88             --    2007
                                                                              10.10             10.76             --    2006
                                                                              10.10             10.10             --    2005
                                                                              10.00             10.10             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.18            $11.38         22,560    2009
                                                                              10.63             12.18         17,678    2008
                                                                               9.91             10.63         57,114    2007
                                                                              10.03              9.91             --    2006
                                                                              10.03             10.03             --    2005
                                                                              10.00             10.03             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.35            $11.46        177,197    2009
                                                                              10.64             10.35        163,709    2008
                                                                              10.14             10.64        340,121    2007
                                                                               9.99             10.14             --    2006
                                                                               9.99              9.99             --    2005
                                                                              10.00              9.99             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.01            $12.27         49,668    2009
                                                                              10.76             11.01         46,311    2008
                                                                              10.13             10.76         56,230    2007
                                                                               9.98             10.13             --    2006
                                                                               9.98              9.98             --    2005
                                                                              10.00              9.98             --    2004
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 7.09            $10.54             --    2009
                                                                              12.50              7.09             --    2008
                                                                              10.86             12.50             --    2007
                                                                              10.51             10.86             --    2006
                                                                              10.51             10.51             --    2005
                                                                              10.00             10.51             --    2004
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 7.54            $11.60          2,298    2009
                                                                              12.74              7.54          2,831    2008
                                                                              11.84             12.74         46,786    2007
                                                                              10.67             11.84             --    2006
                                                                              10.67             10.67             --    2005
                                                                              10.00             10.67             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 7.09            $ 9.87             --    2009
                                                                              11.61              7.09             --    2008
                                                                              10.66             11.61             --    2007
                                                                              10.76             10.66             --    2006
                                                                              10.76             10.76             --    2005
                                                                              10.00             10.76             --    2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 8.60            $14.83         8,520     2009
                                                          18.81              8.60        12,719     2008
                                                          13.04             18.81         8,255     2007
                                                          10.96             13.04            --     2006
                                                          10.96             10.96            --     2005
                                                          10.00             10.96            --     2004
--------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 7.33            $ 8.77        24,522     2009
                                                           9.70              7.33        25,516     2008
                                                          10.00              9.70        35,200     2007
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $ 7.15            $ 8.97         3,690     2009
                                                          11.39              7.15         3,747     2008
                                                          11.94             11.39        64,751     2007
                                                          10.53             11.94            --     2006
                                                          10.53             10.53            --     2005
                                                          10.00             10.53            --     2004
--------------------------------------------------------------------------------------------------------

           LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANTS) ELECTED

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.45            $ 6.42            --     2009
                                                                            9.49              4.45            --     2008
                                                                           10.00              9.49            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 5.82            $ 6.88            --     2009
                                                                           10.38              5.82            --     2008
                                                                           10.00             10.38            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 6.76            $ 8.46            --     2009
                                                                            9.91              6.76            --     2008
                                                                           10.00              9.91            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 6.01            $ 7.91        11,028     2009
                                                                           10.35              6.01        11,672     2008
                                                                           10.00             10.35        19,408     2007
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.92            $ 8.41         3,325     2009
                                                                           10.16              6.92         3,645     2008
                                                                           10.00             10.16         4,183     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 5.87            $ 8.78            --     2009
                                                                           11.45              5.87            --     2008
                                                                           10.00             11.45            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.72            $ 6.72            --     2009
                                                                            9.88              5.72            --     2008
                                                                           10.00              9.88            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.48            $ 5.88        19,720     2009
                                                                            9.84              4.48        20,765     2008
                                                                           10.00              9.84        47,405     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.33            $ 8.47            --     2009
                                                                           10.78              6.33            --     2008
                                                                           10.00             10.78            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.58            $ 7.70            --     2009
                                                                           10.52              5.58            --     2008
                                                                           10.00             10.52            --     2007
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.12            $10.88        21,233     2009
                                                                           10.53             10.12        18,032     2008
                                                                           10.00             10.53            --     2007
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 5.81            $ 7.42            --     2009
                                                                            9.43              5.81            --     2008
                                                                           10.00              9.43            --     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $ 8.57            $10.12        22,002     2009
                                                                           10.94              8.57        21,217     2008
                                                                           10.00             10.94        25,733     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $ 5.77            $ 7.14            --     2009
                                                                           10.01              5.77            --     2008
                                                                           10.00             10.01            --     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 5.41            $ 6.76            --     2009
                                                                            9.27              5.41            --     2008
                                                                           10.00              9.27            --     2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.58            $ 8.14            --     2009
                                                                                 11.14              6.58            --     2008
                                                                                 10.00             11.14            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 5.68            $ 7.65         7,551     2009
   Class B                                                                       11.30              5.68         8,269     2008
                                                                                 10.00             11.30        17,749     2007
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 6.95            $ 9.79         5,965     2009
                                                                                  9.78              6.95         6,538     2008
                                                                                 10.00              9.78        13,759     2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 8.73            $ 9.41            --     2009
                                                                                  9.63              8.73            --     2008
                                                                                 10.00              9.63            --     2007
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.23            $10.13            --     2009
                                                                                 10.20              7.23            --     2008
                                                                                 10.00             10.20            --     2007
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.04            $10.48            --     2009
                                                                                  9.76              7.04            --     2008
                                                                                 10.00              9.76            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.30            $ 7.93         7,402     2009
                                                                                 11.10              6.30         7,599     2008
                                                                                 10.00             11.10            --     2007
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.46            $ 8.73        11,599     2009
                                                                                 10.06              6.46        12,368     2008
                                                                                 10.00             10.06        11,154     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.14            $ 8.12            --     2009
                                                                                 10.98              6.14            --     2008
                                                                                 10.00             10.98        15,287     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $ 5.69            $ 7.53            --     2009
                                                                                  9.93              5.69            --     2008
                                                                                 10.00              9.93            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio--Service Class 2                                  $ 5.24            $ 6.64            --     2009
                                                                                  9.39              5.24            --     2008
                                                                                 10.00              9.39        14,174     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $ 5.91            $ 7.32            --     2009
                                                                                 10.42              5.91            --     2008
                                                                                 10.00             10.42            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $ 6.06            $ 7.57            --     2009
                                                                                 11.78              6.06            --     2008
                                                                                 10.00             11.78            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $ 9.47            $10.67            --     2009
                                                                                 10.05              9.47            --     2008
                                                                                 10.00             10.05        13,459     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $ 6.22            $ 8.49            --     2009
                                                                                 10.56              6.22            --     2008
                                                                                 10.00             10.56         6,372     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.38            $ 6.72             --    2009
                                                                                    9.22              4.38             --    2008
                                                                                   10.00              9.22             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 6.62            $ 8.76        142,200    2009
                                                                                    9.64              6.62        152,581    2008
                                                                                   10.00              9.64        146,552    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.19            $ 7.86         20,437    2009
                                                                                    9.88              6.19         22,065    2008
                                                                                   10.00              9.88         25,823    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 5.88            $ 7.23         20,124    2009
                                                                                    9.58              5.88         19,802    2008
                                                                                   10.00              9.58             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.40            $ 6.91             --    2009
                                                                                    9.59              5.40             --    2008
                                                                                   10.00              9.59             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 6.68            $ 8.18             --    2009
                                                                                   10.21              6.68             --    2008
                                                                                   10.00             10.21             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.36            $ 9.86             --    2009
                                                                                   10.11              9.36             --    2008
                                                                                   10.00             10.11             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 6.20            $ 8.56             --    2009
                                                                                   10.22              6.20             --    2008
                                                                                   10.00             10.22          6,559    2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.14            $ 9.92             --    2009
                                                                                   10.16             10.14             --    2008
                                                                                   10.00             10.16             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 6.16            $ 8.34             --    2009
                                                                                    9.97              6.16             --    2008
                                                                                   10.00              9.97             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 5.07            $ 6.72          4,357    2009
                                                                                    8.12              5.07          4,946    2008
                                                                                   10.00              8.12             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 6.00            $ 7.40             --    2009
                                                                                    9.83              6.00             --    2008
                                                                                   10.00              9.83         10,158    2007
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 5.76            $ 7.35             --    2009
                                                                                    9.45              5.76             --    2008
                                                                                   10.00              9.45             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 7.19            $ 8.46        397,742    2009
                                                                                   10.43              7.19        406,559    2008
                                                                                   10.00             10.43        430,993    2007
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 6.31            $ 8.10             --    2009
                                                                                   10.10              6.31             --    2008
                                                                                   10.00             10.10             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                  $ 6.41            $ 9.41            --     2009
                                                                                   10.00              6.41            --     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                          $ 6.56            $ 8.46         6,897     2009
                                                                                   10.00              6.56         7,286     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                $ 7.00            $ 8.93            --     2009
                                                                                   10.00              7.00            --     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                     $ 7.57            $ 8.58        16,840     2009
                                                                                   10.00              7.57        15,488     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --                         $10.55            $11.18        12,851     2009
   Service Shares                                                                  10.00             10.55        10,906     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --                       $ 7.45            $ 9.70        18,223     2009
   Service Shares                                                                  10.00              7.45        19,050     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $ 7.22            $10.26        22,606     2009
                                                                                   10.00              7.22        25,946     2008
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.45            $10.35        67,320     2009
                                                                                   10.31              8.45        68,394     2008
                                                                                   10.00             10.31        37,500     2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 6.83            $ 9.74        17,971     2009
                                                                                   12.57              6.83        20,645     2008
                                                                                   10.00             12.57        13,497     2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.54            $ 7.26            --     2009
                                                                                    9.56              5.54            --     2008
                                                                                   10.00              9.56            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.88            $ 7.42            --     2009
   Class I                                                                          9.50              5.88            --     2008
                                                                                   10.00              9.50            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.40            $ 8.69            --     2009
                                                                                   10.41              6.40            --     2008
                                                                                   10.00             10.41            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 6.68            $ 8.25            --     2009
                                                                                   10.25              6.68            --     2008
                                                                                   10.00             10.25            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.39            $ 8.49         2,046     2009
                                                                                    9.74              7.39         1,831     2008
                                                                                   10.00              9.74         1,289     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 6.65            $ 8.62            --     2009
                                                                                   10.96              6.65            --     2008
                                                                                   10.00             10.96            --     2007
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.34            $ 6.34        13,544     2009
                                                                                    9.70              5.34        13,312     2008
                                                                                   10.00              9.70         9,291     2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.61            $ 7.90            --     2009
                                                                                   10.59              5.61            --     2008
                                                                                   10.00             10.59            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 5.73            $ 7.79        11,137     2009
                                                                               9.84              5.73        12,360     2008
                                                                              10.00              9.84            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 5.84            $ 7.30        27,720     2009
                                                                               9.75              5.84        28,332     2008
                                                                              10.00              9.75            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.45            $ 7.28         4,032     2009
                                                                               9.01              5.45         4,471     2008
                                                                              10.00              9.01        11,082     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA--Service Shares                $ 4.95            $ 6.39            --     2009
                                                                               9.99              4.95            --     2008
                                                                              10.00              9.99            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.43            $ 9.99            --     2009
                                                                              10.28              8.43            --     2008
                                                                              10.00             10.28            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.35            $10.06         5,806     2009
                                                                               9.84              7.35         6,614     2008
                                                                              10.00              9.84            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.13            $11.32         5,035     2009
                                                                              10.59             12.13         3,804     2008
                                                                              10.00             10.59        12,899     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.11            $11.18        41,383     2009
                                                                              10.40             10.11        36,489     2008
                                                                              10.00             10.40        77,922     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.76            $11.98        12,028     2009
                                                                              10.52             10.76        10,685     2008
                                                                              10.00             10.52        12,896     2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.19            $ 9.18            --     2009
                                                                              10.91              6.19            --     2008
                                                                              10.00             10.91            --     2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.06            $ 9.31            --     2009
                                                                              10.25              6.06            --     2008
                                                                              10.00             10.25        12,981     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.45            $ 8.98            --     2009
                                                                              10.59              6.45            --     2008
                                                                              10.00             10.59            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 5.90            $10.16         2,898     2009
                                                                              12.92              5.90         4,058     2008
                                                                              10.00             12.92         2,677     2007
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.32            $ 8.75         3,999     2009
                                                                               9.69              7.32         3,869     2008
                                                                              10.00              9.69         3,751     2007
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 5.72            $ 7.17            --     2009
                                                                               9.13              5.72            --     2008
                                                                              10.00              9.13        18,025     2007
----------------------------------------------------------------------------------------------------------------------------

                       LIFETIME INCOME PLUS 2008 ELECTED

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.59            $ 6.68             --    2009
                                                                            9.70              4.59             --    2008
                                                                           10.00              9.70             --    2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 5.50            $ 6.56             --    2009
                                                                            9.72              5.50             --    2008
                                                                           10.00              9.72             --    2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 6.67            $ 8.42            805    2009
                                                                            9.69              6.67             --    2008
                                                                           10.00              9.69             --    2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 5.65            $ 7.50        197,587    2009
                                                                            9.65              5.65        188,009    2008
                                                                           10.00              9.65          6,437    2007
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.72            $ 8.23        136,789    2009
                                                                            9.78              6.72        121,228    2008
                                                                           10.00              9.78         13,759    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 5.08            $ 7.66          2,812    2009
                                                                            9.82              5.08          2,303    2008
                                                                           10.00              9.82             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.68            $ 6.73          3,487    2009
                                                                            9.72              5.68            845    2008
                                                                           10.00              9.72             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.38            $ 5.79        300,833    2009
                                                                            9.52              4.38        300,592    2008
                                                                           10.00              9.52         14,986    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 5.80            $ 7.83             --    2009
                                                                            9.79              5.80             --    2008
                                                                           10.00              9.79             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.22            $ 7.26            360    2009
                                                                            9.75              5.22            417    2008
                                                                           10.00              9.75             --    2007
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $ 9.84            $10.68        443,421    2009
                                                                           10.16              9.84        327,257    2008
                                                                           10.00             10.16             --    2007
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 5.98            $ 7.71         18,710    2009
                                                                            9.63              5.98         15,752    2008
                                                                           10.00              9.63             --    2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $ 7.83            $ 9.32        813,640    2009
                                                                            9.90              7.83        751,301    2008
                                                                           10.00              9.90          3,524    2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $ 5.67            $ 7.07             --    2009
                                                                            9.74              5.67             --    2008
                                                                           10.00              9.74             --    2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 5.70            $ 7.19          1,766    2009
                                                                            9.68              5.70            118    2008
                                                                           10.00              9.68             --    2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 5.79            $ 7.22         37,992    2009
                                                                                  9.71              5.79         26,010    2008
                                                                                 10.00              9.71             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 4.89            $ 6.64        152,217    2009
   Class B                                                                        9.64              4.89        158,465    2008
                                                                                 10.00              9.64          6,438    2007
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.19            $10.21        113,401    2009
                                                                                 10.02              7.19        104,510    2008
                                                                                 10.00             10.02          2,848    2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 8.76            $ 9.52             --    2009
                                                                                  9.58              8.76             --    2008
                                                                                 10.00              9.58             --    2007
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 6.92            $ 9.79            256    2009
                                                                                  9.69              6.92             --    2008
                                                                                 10.00              9.69             --    2007
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.27            $10.91            477    2009
                                                                                  9.99              7.27            575    2008
                                                                                 10.00              9.99             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 5.63            $ 7.16        130,118    2009
                                                                                  9.85              5.63        128,229    2008
                                                                                 10.00              9.85             --    2007
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.37            $ 8.68         70,178    2009
                                                                                  9.83              6.37         52,450    2008
                                                                                 10.00              9.83             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 5.53            $ 7.37         80,340    2009
                                                                                  9.80              5.53         69,361    2008
                                                                                 10.00              9.80          5,361    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $ 5.40            $ 7.22             --    2009
                                                                                  9.36              5.40             --    2008
                                                                                 10.00              9.36             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $ 5.43            $ 6.94          6,482    2009
                                                                                  9.64              5.43          9,486    2008
                                                                                 10.00              9.64          4,486    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $ 5.56            $ 6.96          2,646    2009
                                                                                  9.73              5.56          1,602    2008
                                                                                 10.00              9.73             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $ 5.04            $ 6.35            192    2009
                                                                                  9.72              5.04            212    2008
                                                                                 10.00              9.72             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $ 9.59            $10.90         17,772    2009
                                                                                 10.09              9.59          5,686    2008
                                                                                 10.00             10.09          2,850    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $ 5.81            $ 8.00         24,042    2009
                                                                                  9.78              5.81         17,265    2008
                                                                                 10.00              9.78          1,863    2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.61            $ 7.13              --   2009
                                                                                    9.61              4.61              --   2008
                                                                                   10.00              9.61              --   2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 6.83            $ 9.12         739,969   2009
                                                                                    9.87              6.83         910,720   2008
                                                                                   10.00              9.87          29,049   2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.14            $ 7.88         582,829   2009
                                                                                    9.73              6.14         620,286   2008
                                                                                   10.00              9.73          13,444   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.00            $ 7.44         294,324   2009
                                                                                    9.68              6.00         268,065   2008
                                                                                   10.00              9.68              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.47            $ 7.07          12,097   2009
                                                                                    9.64              5.47           2,865   2008
                                                                                   10.00              9.64              --   2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 6.48            $ 8.00           7,830   2009
                                                                                    9.82              6.48           3,542   2008
                                                                                   10.00              9.82              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.45            $10.03          45,905   2009
                                                                                   10.11              9.45          30,453   2008
                                                                                   10.00             10.11              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 5.97            $ 8.31          11,750   2009
                                                                                    9.75              5.97             942   2008
                                                                                   10.00              9.75           1,854   2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.08            $ 9.95          22,148   2009
                                                                                   10.02             10.08           5,445   2008
                                                                                   10.00             10.02              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $10.01            $ 9.88           8,825   2009
                                                                                   10.00             10.01         453,641   2008
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 6.11            $ 8.34              --   2009
                                                                                    9.79              6.11              --   2008
                                                                                   10.00              9.79              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 5.67            $ 7.58          75,220   2009
                                                                                    9.01              5.67          80,138   2008
                                                                                   10.00              9.01              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 5.97            $ 7.42           7,307   2009
                                                                                    9.69              5.97           7,985   2008
                                                                                   10.00              9.69           3,531   2007
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 5.91            $ 7.62           3,224   2009
                                                                                    9.62              5.91           1,591   2008
                                                                                   10.00              9.62              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 6.82            $ 8.10       2,965,059   2009
                                                                                    9.81              6.82       2,909,196   2008
                                                                                   10.00              9.81          57,363   2007
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 6.15            $ 7.97              --   2009
                                                                                    9.77              6.15             349   2008
                                                                                   10.00              9.77              --   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                  $ 6.43            $ 9.52             --    2009
                                                                                   10.00              6.43             --    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                          $ 6.57            $ 8.55         96,977    2009
                                                                                   10.00              6.57         96,908    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                $ 7.02            $ 9.04          4,305    2009
                                                                                   10.00              7.02             --    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                     $ 7.59            $ 8.68        265,272    2009
                                                                                   10.00              7.59        227,637    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --                         $10.58            $11.31        238,694    2009
   Service Shares                                                                  10.00             10.58        172,773    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --                       $ 7.47            $ 9.81        275,790    2009
   Service Shares                                                                  10.00              7.47        277,796    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $ 7.24            $10.38        355,351    2009
                                                                                   10.00              7.24        388,291    2008
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.13            $10.06        177,049    2009
                                                                                    9.84              8.13        137,419    2008
                                                                                   10.00              9.84             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 5.45            $ 7.83        356,463    2009
                                                                                    9.93              5.45        388,577    2008
                                                                                   10.00              9.93          5,310    2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.68            $ 7.50          2,456    2009
                                                                                    9.71              5.68          2,456    2008
                                                                                   10.00              9.71             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 6.05            $ 7.70             --    2009
   Class I                                                                          9.68              6.05             --    2008
                                                                                   10.00              9.68             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.07            $ 8.32             --    2009
                                                                                    9.79              6.07             --    2008
                                                                                   10.00              9.79             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 6.40            $ 7.98             --    2009
                                                                                    9.74              6.40             --    2008
                                                                                   10.00              9.74             --    2007
                                                                                    7.53              8.73        159,993    2009
                                                                                    9.84              7.53        145,259    2008
                                                                                   10.00              9.84          3,504    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 6.02            $ 7.87         21,780    2009
                                                                                    9.83              6.02         19,158    2008
                                                                                   10.00              9.83             --    2007
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.46            $ 6.53         73,000    2009
                                                                                    9.83              5.46         54,588    2008
                                                                                   10.00              9.83             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.19            $ 7.37          1,258    2009
                                                                                    9.70              5.19          1,703    2008
                                                                                   10.00              9.70             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 5.69            $ 7.81        227,486    2009
                                                                               9.69              5.69        226,651    2008
                                                                              10.00              9.69             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 5.85            $ 7.37        431,273    2009
                                                                               9.68              5.85        425,379    2008
                                                                              10.00              9.68             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.88            $ 7.92         74,623    2009
                                                                               9.63              5.88         80,784    2008
                                                                              10.00              9.63          3,177    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 4.81            $ 6.27             --    2009
                                                                               9.63              4.81             --    2008
                                                                              10.00              9.63             --    2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.27            $ 9.88             --    2009
                                                                               9.99              8.27          1,906    2008
                                                                              10.00              9.99             --    2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.55            $10.43        104,942    2009
                                                                              10.03              7.55        105,313    2008
                                                                              10.00             10.03             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.82            $11.12        112,692    2009
                                                                              10.23             11.82         72,194    2008
                                                                              10.00             10.23          2,846    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $ 9.87            $11.01        914,280    2009
                                                                              10.07              9.87        693,196    2008
                                                                              10.00             10.07         17,093    2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.45            $11.73        369,159    2009
                                                                              10.13             10.45        278,158    2008
                                                                              10.00             10.13          2,852    2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 5.57            $ 8.34             --    2009
                                                                               9.75              5.57             --    2008
                                                                              10.00              9.75             --    2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 5.76            $ 8.92          5,772    2009
                                                                               9.65              5.76          1,582    2008
                                                                              10.00              9.65          4,105    2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.01            $ 8.43             --    2009
                                                                               9.77              6.01             --    2008
                                                                              10.00              9.77             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 4.67            $ 8.11         85,894    2009
                                                                              10.13              4.67         95,244    2008
                                                                              10.00             10.13          1,289    2007
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.40            $ 8.93         16,724    2009
                                                                               9.73              7.40         10,701    2008
                                                                              10.00              9.73          3,537    2007
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 6.01            $ 7.59         18,549    2009
                                                                               9.50              6.01         11,624    2008
                                                                              10.00              9.50          5,067    2007
----------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

                                                                                 PAGE
THE COMPANY..................................................................... B-3

THE SEPARATE ACCOUNT............................................................ B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT.............................. B-3

THE CONTRACTS................................................................... B-4
   Transfer of Annuity Units.................................................... B-4
   Net Investment Factor........................................................ B-4

TERMINATION OF PARTICIPATION AGREEMENTS......................................... B-4

CALCULATION OF PERFORMANCE DATA................................................. B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund.. B-5
   Other Subaccounts............................................................ B-6
   Other Performance Data....................................................... B-7

TAX MATTERS..................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................... B-7
   IRS Required Distributions................................................... B-7

GENERAL PROVISIONS.............................................................. B-8
   Using the Contracts as Collateral............................................ B-8
   The Beneficiary.............................................................. B-8
   Non-Participating............................................................ B-8
   Misstatement of Age or Gender................................................ B-8
   Incontestability............................................................. B-8
   Statement of Values.......................................................... B-8
   Trust as Owner or Beneficiary................................................ B-8
   Written Notice............................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS................... B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY....................... B-9

EXPERTS......................................................................... B-9

FINANCIAL STATEMENTS............................................................ B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 (RetireReady/SM/ Extra) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                       State                              Zip

Signature of Requestor _________________________________________________________
                                                 Date